UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/10

Date of reporting period:	9/30/10

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	623,760	$6,293,742
MML Concentrated Growth Fund, Class I (a)	245,010	1,599,918
MML Equity Fund, Initial Class (a)	212,935	3,703,966
MML Equity Income Fund, Initial Class (a)	730,773	6,211,567
MML Foreign Fund, Initial Class (a)	261,570	2,283,506
MML Fundamental Value Fund, Class II (a) (b)	279,196	2,800,341
MML Global Fund, Class I (a)	280,975	2,171,940
MML High Yield Fund, Class II (a)	38,352	391,955
MML Inflation-Protected and Income Fund, Initial Class (a)	94,324	1,031,905
MML Large Cap Growth Fund, Initial Class (a)	347,867	3,252,552
MML Managed Bond Fund, Initial Class (a)	114,781	1,514,987
MML Mid Cap Growth Fund, Initial Class (a) (b)	370,903	3,987,206
MML Mid Cap Value Fund, Initial Class (a)	357,080	3,356,556
MML PIMCO Total Return Fund, Class II (a) (b)	38,195	388,439
MML Short-Duration Bond Fund, Class II (a)	122,454	1,257,598
MML Small Cap Equity Fund, Initial Class (a)	65,522	536,304
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	138,996	2,183,702
MML Small Company Value Fund, Class II (a)	163,779	2,684,336
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	43,892	1,600,290
Oppenheimer Global Securities Fund, Non-Service Shares (a)	57,933	1,611,126
Oppenheimer International Growth Fund, Non-Service Shares (a)	2,239,988	3,897,578
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	119,305	658,565
		53,418,079
TOTAL MUTUAL FUNDS (Cost $46,556,261)		53,418,079
TOTAL LONG-TERM INVESTMENTS (Cost $46,556,261)		53,418,079
TOTAL INVESTMENTS – 100.1% (Cost $46,556,261) (c)		53,418,079
Other Assets/ (Liabilities) – (0.1)%		(39,335)
NET ASSETS – 100.0%		$53,378,744

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
American Funds Blue Chip Income and Growth Fund	8,458,990	$73,001,086
American Funds Bond Fund	9,140,214	101,547,776
American Funds Growth-Income Fund	2,755,159	87,751,817
American Funds International Fund	1,701,835	29,714,037
		292,014,716
TOTAL MUTUAL FUNDS (Cost $244,139,679)		292,014,716
TOTAL LONG-TERM INVESTMENTS (Cost $244,139,679)		292,014,716
TOTAL INVESTMENTS – 100.1% (Cost $244,139,679) (a)		292,014,716
Other Assets/ (Liabilities) – (0.1)%		(251,869)
NET ASSETS – 100.0%		$291,762,847

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
American Funds Growth Fund	619,676	$30,463,265
TOTAL MUTUAL FUNDS (Cost $24,076,697)		30,463,265
TOTAL LONG-TERM INVESTMENTS (Cost $24,076,697)		30,463,265
TOTAL INVESTMENTS – 100.1% (Cost $24,076,697) (a)		30,463,265
Other Assets/ (Liabilities) – (0.1)%		(39,649)
NET ASSETS – 100.0%		$30,423,616

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
American Funds International Fund	1,570,993	$27,429,538
TOTAL MUTUAL FUNDS (Cost $21,828,449)		27,429,538
TOTAL LONG-TERM INVESTMENTS (Cost $21,828,449)		27,429,538
TOTAL INVESTMENTS – 100.1% (Cost $21,828,449) (a)		27,429,538
Other Assets/ (Liabilities) – (0.1)%		(37,795)
NET ASSETS – 100.0%		$27,391,743

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES (a) – 64.2%
COMMON STOCK – 64.2%
Aerospace & Defense – 0.9%
The Boeing Co.	7,500	$499,050
Spirit AeroSystems Holdings, Inc. Class A (b)	25,100	500,243
United Technologies Corp.	3,400	242,182
		1,241,475
Agriculture – 3.4%
Philip Morris International, Inc.	82,600	4,627,252
Apparel – 0.2%
Nike, Inc. Class B	2,700	216,378
Banks – 0.4%
Bank of New York Mellon Corp.	4,300	112,359
BB&T Corp.	5,300	127,624
Wells Fargo & Co.	10,100	253,813
		493,796
Beverages – 1.0%
PepsiCo, Inc.	20,400	1,355,376
Biotechnology – 1.1%
Celgene Corp. (b)	26,800	1,543,948
Chemicals – 1.3%
Air Products & Chemicals, Inc.	7,900	654,278
Monsanto Co.	20,600	987,358
Potash Corporation of Saskatchewan, Inc.	900	129,636
		1,771,272
Commercial Services – 1.1%
Alliance Data Systems Corp. (b)	2,200	143,572
Iron Mountain, Inc.	7,100	158,614
Strayer Education, Inc.	1,120	195,440
Visa, Inc. Class A	14,100	1,047,066
		1,544,692
Computers – 1.8%
Apple, Inc. (b)	3,000	851,250
Hewlett-Packard Co.	9,600	403,872
International Business Machines Corp.	8,400	1,126,776
NetApp, Inc. (b)	2,300	114,517
		2,496,415
Cosmetics & Personal Care – 1.4%
Colgate-Palmolive Co.	13,600	1,045,296
The Procter & Gamble Co.	13,900	833,583
		1,878,879
Diversified Financial – 3.4%
The Charles Schwab Corp.	88,300	1,227,370
CME Group, Inc.	600	156,270
The Goldman Sachs Group, Inc.	9,900	1,431,342
JP Morgan Chase & Co.	43,400	1,652,238
T. Rowe Price Group, Inc.	4,600	230,299
		4,697,519
Electric – 0.2%
Edison International	4,500	154,755
PPL Corp.	4,200	114,366
		269,121
Electrical Components & Equipment – 0.6%
Emerson Electric Co.	14,600	768,836
Electronics – 0.7%
Jabil Circuit, Inc.	26,300	378,983
Mettler-Toledo International, Inc. (b)	1,300	161,772
Tyco Electronics Ltd.	14,100	412,002
		952,757
Energy — Alternate Sources – 0.1%
First Solar, Inc. (b)	900	132,615
Engineering & Construction – 0.1%
Jacobs Engineering Group, Inc. (b)	3,000	116,100
Entertainment – 0.3%
DreamWorks Animation SKG, Inc. Class A (b)	12,800	408,448
Foods – 1.1%
General Mills, Inc.	14,000	511,560
Kraft Foods, Inc. Class A	34,444	1,062,942
		1,574,502
Hand & Machine Tools – 0.1%
Stanley Black & Decker, Inc.	2,800	171,584
Health Care — Products – 1.3%
Boston Scientific Corp. (b)	134,900	826,937
Medtronic, Inc.	28,000	940,240
		1,767,177
Health Care — Services – 0.6%
DaVita, Inc. (b)	3,200	220,896
Universal Health Services, Inc. Class B	15,900	617,874
		838,770
Insurance – 3.1%
ACE Ltd.	5,400	314,550
The Allstate Corp.	78,500	2,476,675
Aon Corp.	19,900	778,289
Berkshire Hathaway, Inc. Class A (b)	1	124,500
The Progressive Corp.	29,600	617,752
		4,311,766
Internet – 2.1%
Akamai Technologies, Inc. (b)	10,900	546,962
Google, Inc. Class A (b)	4,540	2,387,087
		2,934,049
Iron & Steel – 1.6%
Allegheny Technologies, Inc.	24,000	1,114,800
Cliffs Natural Resources, Inc.	11,400	728,688
Nucor Corp.	10,000	382,000
		2,225,488
Leisure Time – 0.2%
Carnival Corp.	5,500	210,155
Machinery — Construction & Mining – 0.4%
Bucyrus International, Inc.	7,700	533,995
Machinery — Diversified – 0.3%
Cummins, Inc.	4,400	398,552
Manufacturing – 1.2%
Danaher Corp.	15,400	625,394
General Electric Co.	26,200	425,750
Illinois Tool Works, Inc.	12,500	587,750
		1,638,894
Media – 3.0%
CBS Corp. Class B	48,600	770,796
Comcast Corp. Class A	10,700	193,456

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gannett Co., Inc.	16,000	$195,680
Scripps Networks Interactive Class A	15,100	718,458
Time Warner Cable, Inc.	16,800	907,032
Time Warner, Inc.	10,300	315,695
Viacom, Inc. Class B	19,700	712,943
The Walt Disney Co.	8,700	288,057
		4,102,117
Mining – 1.3%
Barrick Gold Corp.	22,500	1,041,525
Freeport-McMoRan Copper & Gold, Inc.	4,900	418,411
Vulcan Materials Co.	7,700	284,284
		1,744,220
Oil & Gas – 4.5%
Anadarko Petroleum Corp.	21,400	1,220,870
Cenovus Energy, Inc.	42,000	1,208,340
Chevron Corp.	13,800	1,118,490
Noble Energy, Inc.	15,700	1,178,913
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	20,600	1,242,180
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	4,600	270,434
		6,239,227
Oil & Gas Services – 3.8%
Baker Hughes, Inc.	6,000	255,600
Halliburton Co.	33,600	1,111,152
Schlumberger Ltd.	28,700	1,768,207
Transocean Ltd. (b)	10,600	681,474
Weatherford International Ltd. (b)	80,300	1,373,130
		5,189,563
Pharmaceuticals – 3.4%
Allergan, Inc.	19,100	1,270,723
Bristol-Myers Squibb Co.	11,800	319,898
Merck & Co., Inc.	45,125	1,661,051
Shire PLC Sponsored ADR (United Kingdom)	20,800	1,399,424
		4,651,096
Real Estate Investment Trusts (REITS) – 0.2%
Ventas, Inc.	4,500	232,065
Retail – 4.6%
Coach, Inc.	19,300	829,128
The Home Depot, Inc.	6,800	215,424
Lowe's Cos., Inc.	19,100	425,739
McDonald's Corp.	3,200	238,432
Target Corp.	47,000	2,511,680
Tiffany & Co.	24,900	1,170,051
Urban Outfitters, Inc. (b)	28,600	899,184
		6,289,638
Semiconductors – 2.4%
Broadcom Corp. Class A	37,500	1,327,125
KLA-Tencor Corp.	21,400	753,922
Maxim Integrated Products, Inc.	44,100	816,291
Microchip Technology, Inc.	13,200	415,140
		3,312,478
Software – 1.9%
Cerner Corp. (b)	18,500	1,553,815
Microsoft Corp.	26,400	646,536
Oracle Corp.	17,100	459,135
		2,659,486
Telecommunications – 5.7%
American Tower Corp. Class A (b)	41,000	2,101,660
Cisco Systems, Inc. (b)	83,000	1,817,700
Juniper Networks, Inc. (b)	55,800	1,693,530
QUALCOMM, Inc.	47,100	2,125,152
Qwest Communications International, Inc.	19,800	124,146
		7,862,188
Toys, Games & Hobbies – 0.8%
Nintendo Co. Ltd. Sponsored ADR (Japan)	35,500	1,107,600
Transportation – 2.3%
FedEx Corp.	22,600	1,932,300
Norfolk Southern Corp.	21,200	1,261,612
		3,193,912
Water – 0.3%
American Water Works Co., Inc.	18,400	428,168
TOTAL COMMON STOCK (Cost $77,996,535)		88,131,569
TOTAL EQUITIES (Cost $77,996,535)		88,131,569
	Principal Amount
BONDS & NOTES – 32.0%
CORPORATE DEBT – 11.9%
Aerospace & Defense – 0.4%
Lockheed Martin Corp. (c) 5.720% 6/01/40	$378,000	431,361
Raytheon Co. 6.400% 12/15/18	60,000	73,356
		504,717
Auto Manufacturers – 0.4%
Volvo Treasury AB (c) 5.950% 4/01/15	430,000	469,175
Banks – 1.4%
Bank of America Corp. 6.500% 8/01/16	550,000	618,420
Barclays Bank PLC 5.125% 1/08/20	525,000	567,605
CoBank ACB FRN (c) 0.892% 6/15/22	295,000	229,491
HBOS PLC (c) 6.750% 5/21/18	100,000	100,479
Societe Generale (c) 5.750% 4/20/16	100,000	108,583
US AgBank FCB VRN (c) 6.110% 12/31/49	345,000	260,261
		1,884,839
Biotechnology – 0.0%
Biogen Idec, Inc. 6.000% 3/01/13	35,000	38,342
Chemicals – 0.2%
Lyondell Chemical Co. (c) 8.000% 11/01/17	175,000	191,188
Nalco Co. 8.875% 11/15/13	100,000	102,250
		293,438
Commercial Services – 0.1%
Altegrity, Inc. (Acquired 11/20/08, Cost $74,054) (c) (d) 10.500% 11/01/15	100,000	99,125
Cosmetics & Personal Care – 0.1%
The Procter & Gamble Co. 4.700% 2/15/19	90,000	102,423
Diversified Financial – 3.4%
Citigroup, Inc. 6.125% 11/21/17	475,000	518,866

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 1.500% 1/07/11	$1,710,000	$1,715,815
Federal National Mortgage Association 2.750% 3/13/14	2,075,000	2,196,296
Ford Motor Credit Co. LLC 8.000% 12/15/16	200,000	226,074
		4,657,051
Electric – 1.1%
The AES Corp. 7.750% 10/15/15	100,000	107,000
The Cleveland Electric Illuminating Co. 8.875% 11/15/18	110,000	146,672
Consumers Energy Co. 6.700% 9/15/19	250,000	313,448
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	74,586
Edison Mission Energy 7.750% 6/15/16	175,000	136,938
Northern States Power Co. 4.850% 8/15/40	450,000	465,313
Ohio Edison Co. 6.400% 7/15/16	25,000	29,106
Pacific Gas & Electric Co. 8.250% 10/15/18	110,000	146,137
PacifiCorp 6.000% 1/15/39	30,000	35,338
		1,454,538
Entertainment – 0.1%
AMC Entertainment, Inc. 8.750% 6/01/19	175,000	184,406
Foods – 0.4%
Kraft Foods, Inc. 5.375% 2/10/20	525,000	586,451
Health Care — Services – 0.3%
HCA, Inc. 6.375% 1/15/15	100,000	99,750
HCA, Inc. 9.250% 11/15/16	150,000	162,375
Tenet Healthcare Corp. 8.875% 7/01/19	150,000	165,562
		427,687
Insurance – 0.6%
Berkshire Hathaway Finance Corp. 4.600% 5/15/13	120,000	130,768
Liberty Mutual Group, Inc. (c) 7.500% 8/15/36	195,000	198,338
MetLife, Inc. 5.875% 2/06/41	250,000	271,928
Monumental Global Funding III FRN (c) 0.726% 1/15/14	170,000	162,726
		763,760
Machinery — Construction & Mining – 0.0%
Atlas Copco AB (c) 5.600% 5/22/17	50,000	55,486
Media – 0.7%
Comcast Corp. 6.400% 3/01/40	500,000	555,917
COX Communications, Inc. 7.750% 11/01/10	50,000	50,242
News America, Inc. 6.650% 11/15/37	50,000	57,515
Nielsen Finance LLC/Nielsen Finance Co. 10.000% 8/01/14	200,000	210,250
Time Warner, Inc. 5.875% 11/15/16	70,000	81,511
Time Warner, Inc. 6.500% 11/15/36	25,000	28,036
		983,471
Oil & Gas – 0.3%
Petrobras International Finance Co. 6.875% 1/20/40	75,000	85,856
Statoil ASA 2.900% 10/15/14	365,000	382,897
		468,753
Pharmaceuticals – 0.1%
AstraZeneca PLC 5.400% 9/15/12	50,000	54,476
Express Scripts, Inc. 7.250% 6/15/19	95,000	119,468
		173,944
Pipelines – 0.4%
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	71,813
Kinder Morgan Energy Partners LP 5.950% 2/15/18	250,000	282,343
Rockies Express Pipeline LLC (c) 6.850% 7/15/18	70,000	77,174
TransCanada PipeLines Ltd. 6.200% 10/15/37	75,000	84,193
		515,523
Real Estate Investment Trusts (REITS) – 0.3%
ProLogis 7.375% 10/30/19	375,000	378,441
Retail – 0.6%
CVS Pass-Through Trust (c) 5.789% 1/10/26	8,116	8,466
New Albertsons, Inc. 7.250% 5/01/13	275,000	280,500
Wal-Mart Stores, Inc. 4.875% 7/08/40	450,000	459,605
		748,571
Savings & Loans – 0.3%
Teco Finance, Inc. 5.150% 3/15/20	425,000	464,973
Software – 0.2%
Oracle Corp. 6.125% 7/08/39	250,000	297,379
Telecommunications – 0.3%
Nextel Communications, Inc. Series D 7.375% 8/01/15	175,000	175,875
Telecom Italia Capital SA 5.250% 10/01/15	50,000	53,957
Telecom Italia Capital SA 7.721% 6/04/38	25,000	28,232
Windstream Corp. 7.000% 3/15/19	200,000	196,000
		454,064
Transportation – 0.2%
Norfolk Southern Corp. 5.750% 4/01/18	50,000	58,551
Norfolk Southern Corp. 7.050% 5/01/37	30,000	38,575
Union Pacific Corp. 5.700% 8/15/18	105,000	122,422
Union Pacific Corp. 5.750% 11/15/17	15,000	17,298
		236,846

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Water – 0.0%
Veolia Environnement 5.250% 6/03/13	$50,000	$54,494
TOTAL CORPORATE DEBT (Cost $15,321,158)		16,297,897
MUNICIPAL OBLIGATIONS – 0.6%
State of California 7.625% 3/01/40	500,000	549,940
Dartmouth College 4.750% 6/01/19	175,000	198,329
		748,269
TOTAL MUNICIPAL OBLIGATIONS (Cost $690,605)		748,269
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.1%
Commercial MBS – 1.0%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 VRN 5.224% 4/10/37	800,000	866,266
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 VRN 5.197% 11/15/30	550,000	603,776
		1,470,042
Credit Card ABS – 0.1%
Washington Mutual Master Note Trust, Series 2006-A2A, Class A FRN (c) 0.307% 6/15/15	100,000	99,601
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,398,383)		1,569,643
SOVEREIGN DEBT OBLIGATIONS – 1.5%
Brazilian Government International Bond BRL (e) 12.500% 1/05/16	400,000	271,624
Indonesia Government Bond IDR (e) 10.750% 5/15/16	85,000,000	11,002
Indonesia Government Bond IDR (e) 11.000% 10/15/14	75,000,000	9,529
Indonesia Government Bond IDR (e) 12.500% 3/15/13	80,000,000	10,109
Indonesia Government Bond IDR (e) 12.800% 6/15/21	95,000,000	14,557
Mexican Bonos MXN (e) 7.750% 12/14/17	1,400,000	122,189
Republic of Argentina 7.000% 10/03/15	150,000	128,158
Republic of Brazil International Bond 11.000% 8/17/40	100,000	138,500
Republic of Colombia COP (e) 9.850% 6/28/27	52,000,000	41,124
Republic of Colombia COP (e) 12.000% 10/22/15	155,000,000	112,780
Republic of Hungary International Bond 6.250% 1/29/20	250,000	268,460
Republic of Iraq (h) 5.800% 1/15/28	250,000	215,000
Republic of Poland International Bond 3.875% 7/16/15	250,000	260,039
Republic of Venezuela 9.375% 1/13/34	80,000	54,400
South Africa Government Bond ZAR (e) 8.250% 9/15/17	250,000	36,716
Thailand Government Bond THB (e) 3.625% 5/22/15	1,325,000	45,588
Thailand Government Bond THB (e) 5.250% 5/12/14	775,000	27,935
Turkey Government Bond TRY (e) 10.000% 2/15/12	163,892	126,431
Turkey Government International Bond 6.750% 5/30/40	100,000	114,014
United Mexican States MXN (e) 10.000% 12/05/24	300,000	31,607
		2,039,762
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,862,874)		2,039,762
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 10.9%
Collateralized Mortgage Obligations – 0.4%
Federal Home Loan Mortgage Corp., Series 3233, Class PA 6.000% 10/15/36	79,834	88,309
Federal Home Loan Mortgage Corp., Series 3312, Class PA 5.500% 5/15/37	91,312	98,199
Federal National Mortgage Association, Series 2007-33, Class HE 5.500% 4/25/37	119,496	129,562
Federal National Mortgage Association, Series 2007-40, Class PT 5.500% 5/25/37	250,622	269,398
		585,468
Pass-Through Securities – 10.5%
Federal Home Loan Mortgage Corp.
Pool #A74199 5.000% 2/01/38	769,508	808,314
Pool #G03865 5.500% 12/01/37	391,772	416,288
Pool #G04553 6.500% 8/01/38	23,877	25,996
Federal National Mortgage Association
Pool #931195 4.500% 5/01/24	989,927	1,041,705
Pool #AB1068 4.500% 5/01/25	818,000	860,274
Pool #891908 5.500% 6/01/21	418,402	451,548
Pool #888352 5.500% 5/01/37	915,556	980,504
Pool #929318 5.500% 3/01/38	83,202	88,467
Pool #962553 5.500% 4/01/38	115,383	122,684

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #891436 6.000% 3/01/36	$1,544,736	$1,675,797
Pool #888408 6.000% 3/01/37	45,934	48,828
Pool #888637 6.000% 9/01/37	255,197	274,616
Pool #940664 6.000% 9/01/37	1,110,217	1,194,698
Pool #944066 6.500% 7/01/37	96,677	104,177
Pool #256860 6.500% 8/01/37	14,862	16,015
Pool #995230 6.500% 1/01/39	27,947	30,482
Pool #995231 6.500% 1/01/39	806,757	879,932
Pool #888373 7.000% 3/01/37	114,849	127,108
Pool #955210 7.000% 12/01/37	44,196	47,666
Pool #256975 7.000% 10/01/47	31,219	33,670
Federal National Mortgage Association TBA Pool #25956 5.000% 3/01/36 (f)	875,000	921,211
Government National Mortgage Association
Pool #720160 4.500% 7/15/39	1,436,494	1,513,762
Pool #739377 4.500% 5/15/40	1,094,549	1,155,134
Pool #733737 4.500% 6/15/40	1,444,322	1,524,267
		14,343,143
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $14,266,216)		14,928,611
U.S. TREASURY OBLIGATIONS – 6.0%
U.S. Treasury Bonds & Notes – 6.0%
U.S. Treasury Bond 4.625% 2/15/40	1,150,000	1,343,973
U.S. Treasury Note 0.875% 3/31/11	1,450,000	1,454,843
U.S. Treasury Note 1.375% 9/15/12	2,500,000	2,546,240
U.S. Treasury Note 2.750% 2/15/19	2,245,000	2,329,363
U.S. Treasury Note 3.125% 5/15/19	550,000	584,633
		8,259,052
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,912,055)		8,259,052
TOTAL BONDS & NOTES (Cost $41,451,291)		43,843,234
TOTAL LONG-TERM INVESTMENTS (Cost $119,447,826)		131,974,803
SHORT-TERM INVESTMENTS – 3.9%
Repurchase Agreement – 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (g)	5,408,332	5,408,332
Time Deposits – 0.0%
Euro Time Deposit 0.010% 10/01/10	6,448	6,448
TOTAL SHORT-TERM INVESTMENTS (Cost $5,414,780)		5,414,780
TOTAL INVESTMENTS – 100.1% (Cost $124,862,606) (i)		137,389,583
Other Assets/ (Liabilities) – (0.1)%		(166,057)
NET ASSETS – 100.0%		$137,223,526

Notes to Portfolio of Investments
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BRL	Brazilian Real
COP	Colombian Peso
FRN	Floating Rate Note
IDR	Indonesian Rupiah
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
THB	Thai Baht
TRY	New Turkish Lira
VRN	Variable Rate Note
ZAR	South African Rand
(a)	A portion of the Portfolio of Investments is segregated to cover when-issued, delayed-delivery or forward commitments (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $2,491,454 or 1.82% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $99,125 or 0.07% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Maturity value of $5,408,334. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/38, and an aggregate market value, including accrued interest, of $5,518,431.
(h)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2010, these securities amounted to a value of $215,000 or 0.16% of net assets.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	2,236,984	$22,571,169
MML Concentrated Growth Fund, Class I (a)	676,437	4,417,131
MML Equity Fund, Initial Class (a)	746,305	12,981,872
MML Equity Income Fund, Initial Class (a)	2,989,058	25,406,993
MML Foreign Fund, Initial Class (a)	787,885	6,878,238
MML Fundamental Value Fund, Class II (a) (b)	1,061,111	10,642,948
MML Global Fund, Class I (a)	845,142	6,532,944
MML High Yield Fund, Class II (a)	806,483	8,242,255
MML Inflation-Protected and Income Fund, Initial Class (a)	1,457,453	15,944,532
MML Large Cap Growth Fund, Initial Class (a)	1,043,063	9,752,642
MML Managed Bond Fund, Initial Class (a)	5,516,131	72,806,873
MML Mid Cap Growth Fund, Initial Class (a) (b)	952,060	10,234,644
MML Mid Cap Value Fund, Initial Class (a)	1,067,750	10,036,850
MML Money Market Fund, Initial Class (a)	50,684	50,636
MML PIMCO Total Return Fund, Class II (a) (b)	1,450,533	14,751,918
MML Short-Duration Bond Fund, Class II (a)	2,598,446	26,686,044
MML Small Cap Equity Fund, Initial Class (a)	402,191	3,291,987
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	425,036	6,677,555
MML Small Company Value Fund, Class II (a)	401,826	6,585,933
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	188,197	6,861,652
Oppenheimer Global Securities Fund, Non-Service Shares (a)	353,100	9,819,697
Oppenheimer International Growth Fund, Non-Service Shares (a)	5,975,289	10,397,003
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	3,646,039	20,126,136
		321,697,652
TOTAL MUTUAL FUNDS (Cost $286,262,048)		321,697,652
TOTAL LONG-TERM INVESTMENTS (Cost $286,262,048)		321,697,652
TOTAL INVESTMENTS – 100.1% (Cost $286,262,048) (c)		321,697,652
Other Assets/ (Liabilities) – (0.1)%		(184,956)
NET ASSETS – 100.0%		$321,512,696

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.7%
COMMON STOCK – 99.7%
Advertising – 0.5%
Omnicom Group, Inc.	34,800	$1,373,904
Aerospace & Defense – 0.9%
United Technologies Corp.	36,200	2,578,526
Apparel – 0.9%
Nike, Inc. Class B	35,370	2,834,552
Automotive & Parts – 0.3%
Johnson Controls, Inc.	29,700	905,850
Banks – 2.3%
Bank of New York Mellon Corp.	3,700	96,681
Northern Trust Corp.	32,000	1,543,680
PNC Financial Services Group, Inc.	1,100	57,101
State Street Corp.	26,400	994,224
U.S. Bancorp	91,000	1,967,420
Wells Fargo & Co.	94,400	2,372,272
		7,031,378
Beverages – 0.7%
The Coca-Cola Co.	900	52,668
PepsiCo, Inc.	33,250	2,209,130
		2,261,798
Biotechnology – 1.6%
Amgen, Inc. (a)	720	39,679
Celgene Corp. (a)	73,900	4,257,379
Life Technologies Corp. (a)	1,900	88,711
Vertex Pharmaceuticals, Inc. (a)	11,000	380,270
		4,766,039
Chemicals – 2.6%
Ecolab, Inc.	3,200	162,368
Monsanto Co.	5,750	275,597
The Mosaic Co.	13,300	781,508
Praxair, Inc.	66,530	6,004,998
The Sherwin-Williams Co.	10,700	803,998
		8,028,469
Coal – 0.6%
Peabody Energy Corp.	39,600	1,940,796
Commercial Services – 4.7%
Automatic Data Processing, Inc.	15,650	657,769
MasterCard, Inc. Class A	19,090	4,276,160
McKesson Corp.	48,700	3,008,686
Visa, Inc. Class A	66,980	4,973,935
Western Union Co.	79,700	1,408,299
		14,324,849
Computers – 9.7%
Accenture PLC Class A	53,550	2,275,339
Apple, Inc. (a)	80,120	22,734,050
EMC Corp. (a)	101,100	2,053,341
Hewlett-Packard Co.	3,300	138,831
International Business Machines Corp.	17,900	2,401,106
		29,602,667
Cosmetics & Personal Care – 0.6%
The Procter & Gamble Co.	30,900	1,853,073
Distribution & Wholesale – 1.6%
Fastenal Co.	59,900	3,186,081
W.W. Grainger, Inc.	13,600	1,619,896
		4,805,977
Diversified Financial – 9.2%
American Express Co.	135,350	5,688,761
Ameriprise Financial, Inc.	40,600	1,921,598
The Charles Schwab Corp.	37,400	519,860
CME Group, Inc.	600	156,270
Credit Suisse Group	9,684	415,507
Franklin Resources, Inc.	63,850	6,825,565
The Goldman Sachs Group, Inc.	15,650	2,262,677
IntercontinentalExchange, Inc. (a)	24,550	2,570,876
Invesco Ltd.	101,400	2,152,722
JP Morgan Chase & Co.	103,000	3,921,210
Morgan Stanley	8,290	204,597
NYSE Euronext	47,800	1,365,646
TD Ameritrade Holding Corp. (a)	8,400	135,660
		28,140,949
Electrical Components & Equipment – 1.2%
Emerson Electric Co.	66,600	3,507,156
Energy — Alternate Sources – 0.0%
First Solar, Inc. (a)	680	100,198
Engineering & Construction – 0.1%
McDermott International, Inc. (a)	28,100	415,318
Foods – 0.0%
General Mills, Inc.	2,800	102,312
Hand & Machine Tools – 0.2%
Stanley Black & Decker, Inc.	11,600	710,848
Health Care — Products – 1.3%
Becton, Dickinson & Co.	900	66,690
Intuitive Surgical, Inc. (a)	2,750	780,285
St. Jude Medical, Inc. (a)	28,850	1,134,959
Stryker Corp.	37,330	1,868,367
		3,850,301
Health Care — Services – 0.1%
Thermo Fisher Scientific, Inc. (a)	3,200	153,216
WellPoint, Inc. (a)	50	2,832
		156,048
Insurance – 0.4%
Prudential Financial, Inc.	23,700	1,284,066
Internet – 15.1%
Akamai Technologies, Inc. (a)	38,200	1,916,876
Amazon.com, Inc. (a)	90,050	14,143,253
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	46,200	4,741,044
eBay, Inc. (a)	54,600	1,332,240
Google, Inc. Class A (a)	30,900	16,246,911
Liberty Media Corp. - Interactive Class A (a)	136,400	1,870,044
Priceline.com, Inc. (a)	6,200	2,159,708
Tencent Holdings Ltd.	173,800	3,778,626
		46,188,702
Leisure Time – 1.0%
Carnival Corp.	75,800	2,896,318
Lodging – 3.1%
Las Vegas Sands Corp. (a)	40,600	1,414,910

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marriott International, Inc. Class A	120,287	$4,309,883
Starwood Hotels & Resorts Worldwide, Inc.	48,400	2,543,420
Wynn Macau Ltd. (a)	143,200	247,449
Wynn Resorts Ltd.	9,000	780,930
		9,296,592
Machinery — Diversified – 1.0%
Deere & Co.	13,100	914,118
Eaton Corp.	2,900	239,221
Rockwell Automation, Inc.	31,100	1,919,803
		3,073,142
Manufacturing – 5.1%
3M Co.	54,200	4,699,682
Danaher Corp.	242,360	9,842,240
Honeywell International, Inc.	11,500	505,310
Illinois Tool Works, Inc.	8,500	399,670
		15,446,902
Media – 3.0%
Discovery Communications, Inc. Series C (a)	75,175	2,870,933
The McGraw-Hill Cos., Inc.	280	9,257
Time Warner, Inc.	84,433	2,587,871
The Walt Disney Co.	112,700	3,731,497
		9,199,558
Metal Fabricate & Hardware – 1.4%
Precision Castparts Corp.	34,200	4,355,370
Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.	6,400	546,496
Oil & Gas – 1.8%
EOG Resources, Inc.	46,090	4,284,987
Exxon Mobil Corp.	930	57,465
Range Resources Corp.	8,400	320,292
Suncor Energy, Inc.	22,100	719,355
Ultra Petroleum Corp. (a)	4,500	188,910
		5,571,009
Oil & Gas Services – 3.7%
Cameron International Corp. (a)	54,900	2,358,504
FMC Technologies, Inc. (a)	32,000	2,185,280
Halliburton Co.	2,000	66,140
Schlumberger Ltd.	110,100	6,783,261
		11,393,185
Pharmaceuticals – 3.3%
Allergan, Inc.	49,660	3,303,880
Cardinal Health, Inc.	8,700	287,448
Express Scripts, Inc. (a)	118,100	5,751,470
Medco Health Solutions, Inc. (a)	300	15,618
Shire PLC Sponsored ADR (United Kingdom)	11,500	773,720
		10,132,136
Retail – 7.6%
Bed Bath & Beyond, Inc. (a)	58,300	2,530,803
CarMax, Inc. (a)	14,400	401,184
Coach, Inc.	46,900	2,014,824
Dollar Tree, Inc. (a)	9,000	438,840
The Gap, Inc.	6,300	117,432
Kohl's Corp. (a)	73,100	3,850,908
Lowe's Cos., Inc.	127,300	2,837,517
McDonald's Corp.	44,850	3,341,773
O'Reilly Automotive, Inc. (a)	42,100	2,239,720
Polo Ralph Lauren Corp.	12,400	1,114,264
Starbucks Corp.	167,400	4,282,092
		23,169,357
Semiconductors – 3.5%
Altera Corp.	61,050	1,841,268
Broadcom Corp. Class A	86,650	3,066,543
Intel Corp.	300	5,769
Marvell Technology Group Ltd. (a)	163,750	2,867,263
Rovi Corp. (a)	2,900	146,189
Xilinx, Inc.	104,000	2,767,440
		10,694,472
Software – 1.4%
Autodesk, Inc. (a)	18,600	594,642
Cerner Corp. (a)	5,500	461,945
Fiserv, Inc. (a)	30,770	1,656,041
Intuit, Inc. (a)	19,800	867,438
Microsoft Corp.	18,950	464,086
Salesforce.com, Inc. (a)	2,700	301,860
		4,346,012
Telecommunications – 6.1%
American Tower Corp. Class A (a)	103,970	5,329,502
Cisco Systems, Inc. (a)	101,050	2,212,995
Corning, Inc.	75,000	1,371,000
Juniper Networks, Inc. (a)	142,850	4,335,498
QUALCOMM, Inc.	120,200	5,423,424
		18,672,419
Toys, Games & Hobbies – 0.4%
Mattel, Inc.	45,100	1,058,046
Transportation – 2.5%
Expeditors International of Washington, Inc.	63,600	2,940,228
FedEx Corp.	22,900	1,957,950
Union Pacific Corp.	33,100	2,707,580
		7,605,758
TOTAL COMMON STOCK (Cost $250,123,190)		304,220,548
TOTAL EQUITIES (Cost $250,123,190)		304,220,548
MUTUAL FUNDS – 0.0%
Diversified Financial – 0.0%
T. Rowe Price Reserve Investment Fund	1,001	1,001
TOTAL MUTUAL FUNDS (Cost $1,001)		1,001
TOTAL LONG-TERM INVESTMENTS (Cost $250,124,191)		304,221,549
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$2,058,297	2,058,297
TOTAL SHORT-TERM INVESTMENTS (Cost $2,058,297)		2,058,297

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 100.4% (Cost $252,182,488) (c)	$306,279,846
Other Assets/ (Liabilities) – (0.4)%	(1,157,553)
NET ASSETS – 100.0%	$305,122,293

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,058,297. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $2,103,875.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK – 99.0%
Aerospace & Defense – 5.2%
Goodrich Corp.	27,500	$2,027,575
United Technologies Corp.	39,000	2,777,970
		4,805,545
Apparel – 2.2%
Nike, Inc. Class B	24,600	1,971,444
Banks – 1.9%
Wells Fargo & Co.	70,200	1,764,126
Beverages – 8.3%
Diageo PLC Sponsored ADR (United Kingdom)	45,300	3,126,153
PepsiCo, Inc.	67,800	4,504,632
		7,630,785
Biotechnology – 0.3%
Genzyme Corp. (a)	3,500	247,765
Chemicals – 3.1%
Monsanto Co.	58,500	2,803,905
Commercial Services – 1.4%
Quanta Services, Inc. (a)	68,300	1,303,164
Computers – 7.9%
Apple, Inc. (a)	9,800	2,780,750
EMC Corp. (a)	217,400	4,415,394
		7,196,144
Cosmetics & Personal Care – 3.1%
The Procter & Gamble Co.	47,400	2,842,578
Diversified Financial – 4.6%
American Express Co.	99,800	4,194,594
Environmental Controls – 2.0%
Nalco Holding Co.	73,700	1,857,977
Foods – 4.6%
Kellogg Co.	84,200	4,252,942
Health Care — Products – 8.2%
Johnson & Johnson	52,600	3,259,096
Medtronic, Inc.	127,500	4,281,450
		7,540,546
Internet – 5.3%
Amazon.com, Inc. (a)	17,150	2,693,579
Rackspace Hosting, Inc. (a)	81,500	2,117,370
		4,810,949
Manufacturing – 5.0%
3M Co.	52,600	4,560,946
Oil & Gas Services – 5.0%
Halliburton Co.	66,700	2,205,769
Transocean Ltd. (a)	37,400	2,404,446
		4,610,215
Pharmaceuticals – 5.0%
Abbott Laboratories	87,000	4,544,880
Semiconductors – 5.1%
Texas Instruments, Inc.	172,800	4,689,792
Software – 10.8%
Autodesk, Inc. (a)	55,500	1,774,335
Microsoft Corp.	175,600	4,300,444
Nuance Communications, Inc. (a)	119,300	1,865,852
Red Hat, Inc. (a)	48,200	1,976,200
		9,916,831
Telecommunications – 10.0%
Cisco Systems, Inc. (a)	207,300	4,539,870
QUALCOMM, Inc.	102,800	4,638,336
		9,178,206
TOTAL COMMON STOCK (Cost $78,065,490)		90,723,334
TOTAL EQUITIES (Cost $78,065,490)		90,723,334
TOTAL LONG-TERM INVESTMENTS (Cost $78,065,490)		90,723,334
	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$907,176	907,176
TOTAL SHORT-TERM INVESTMENTS (Cost $907,176)		907,176
TOTAL INVESTMENTS – 100.0% (Cost $78,972,666) (c)		91,630,510
Other Assets/ (Liabilities) – (0.0)%		(1,340)
NET ASSETS – 100.0%		$91,629,170

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $907,176. Collateralized by U.S. Government Agency obligations with a rate of 2.295%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $925,740.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,596,804	$16,111,752
MML Concentrated Growth Fund, Class I (a)	489,440	3,196,042
MML Equity Fund, Initial Class (a)	485,690	8,448,509
MML Equity Income Fund, Initial Class (a)	2,322,818	19,743,953
MML Foreign Fund, Initial Class (a)	688,208	6,008,055
MML Fundamental Value Fund, Class II (a) (b)	708,992	7,111,189
MML Global Fund, Class I (a)	773,614	5,980,034
MML High Yield Fund, Class II (a)	844,603	8,631,847
MML Inflation-Protected and Income Fund, Initial Class (a)	1,560,374	17,070,494
MML Large Cap Growth Fund, Initial Class (a)	777,397	7,268,659
MML Managed Bond Fund, Initial Class (a)	6,044,119	79,775,735
MML Mid Cap Growth Fund, Initial Class (a) (b)	567,233	6,097,753
MML Mid Cap Value Fund, Initial Class (a)	953,153	8,959,642
MML Money Market Fund, Initial Class (a)	67,158	67,094
MML PIMCO Total Return Fund, Class II (a) (b)	1,729,383	17,587,830
MML Short-Duration Bond Fund, Class II (a)	2,583,315	26,530,642
MML Small Cap Equity Fund, Initial Class (a)	345,161	2,825,194
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	181,815	2,856,419
MML Small Company Value Fund, Class II (a)	344,406	5,644,808
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	108,026	3,938,614
Oppenheimer Global Securities Fund, Non-Service Shares (a)	210,959	5,866,770
Oppenheimer International Growth Fund, Non-Service Shares (a)	3,896,737	6,780,323
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	3,934,772	21,719,940
		288,221,298
TOTAL MUTUAL FUNDS (Cost $265,018,641)		288,221,298
TOTAL LONG-TERM INVESTMENTS (Cost $265,018,641)		288,221,298
TOTAL INVESTMENTS – 100.1% (Cost $265,018,641) (c)		288,221,298
Other Assets/ (Liabilities) – (0.1)%		(170,054)
NET ASSETS – 100.0%		$288,051,244

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.2%
COMMON STOCK – 95.2%
Apparel – 1.6%
Steven Madden Ltd. (a)	4,508	$185,099
Auto Manufacturers – 1.1%
Wabash National Corp. (a)	15,738	127,320
Automotive & Parts – 5.0%
Exide Technologies (a)	24,924	119,386
Titan International, Inc.	13,419	182,096
Westport Innovations, Inc. (a)	9,936	174,873
Wonder Auto Technology, Inc. (a)	12,376	105,320
		581,675
Biotechnology – 3.0%
3SBio, Inc. ADR (Cayman Islands) (a)	11,015	142,975
Affymetrix, Inc. (a)	16,958	77,328
Illumina, Inc. (a)	2,575	126,690
		346,993
Chemicals – 3.9%
Cytec Industries, Inc.	2,840	160,119
Intrepid Potash, Inc. (a)	3,879	101,126
Rockwood Holdings, Inc. (a)	6,351	199,866
		461,111
Commercial Services – 8.5%
Alliance Data Systems Corp. (a)	3,312	216,141
American Public Education, Inc. (a)	2,943	96,707
Cardtronics, Inc. (a)	10,086	155,627
Corinthian Colleges, Inc. (a)	8,694	61,032
Kforce, Inc. (a)	7,785	106,810
PAREXEL International Corp. (a)	15,487	358,214
		994,531
Computers – 1.0%
Electronics for Imaging, Inc. (a)	9,843	119,297
Diversified Financial – 1.1%
Janus Capital Group, Inc.	11,945	130,798
Electrical Components & Equipment – 4.7%
American Superconductor Corp. (a)	4,557	141,723
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	20,205	188,512
Power-One, Inc. (a)	23,623	214,733
		544,968
Electronics – 2.0%
Newport Corp. (a)	10,131	114,886
Rogers Corp. (a)	3,752	118,113
		232,999
Energy — Alternate Sources – 0.9%
FuelCell Energy, Inc. (a)	43,636	53,672
Headwaters, Inc. (a)	15,207	54,745
		108,417
Entertainment – 1.8%
Cinemark Holdings, Inc.	13,355	215,016
Hand & Machine Tools – 1.1%
Snap-on, Inc.	2,717	126,368
Health Care — Products – 7.7%
Bruker Corp. (a)	8,264	115,944
Natus Medical, Inc. (a)	3,047	44,395
NxStage Medical, Inc. (a)	8,720	166,552
SonoSite, Inc. (a)	3,611	121,005
Thoratec Corp. (a)	8,271	305,861
Volcano Corp. (a)	5,722	148,657
		902,414
Health Care — Services – 3.9%
Air Methods Corp. (a)	2,641	109,813
HEALTHSOUTH Corp. (a)	12,814	246,029
RehabCare Group, Inc. (a)	4,815	97,359
		453,201
Home Furnishing – 0.6%
La-Z-Boy, Inc. (a)	8,232	69,478
Internet – 5.5%
Liquidity Services, Inc. (a)	9,280	148,573
LoopNet, Inc. (a)	9,751	115,452
NIC, Inc.	26,559	220,174
SINA Corp. (a)	3,096	156,595
		640,794
Machinery — Construction & Mining – 1.8%
Bucyrus International, Inc.	3,016	209,160
Machinery — Diversified – 2.4%
Wabtec Corp.	5,791	276,752
Manufacturing – 1.9%
Acuity Brands, Inc.	2,659	117,634
ESCO Technologies, Inc.	3,183	105,867
		223,501
Media – 2.0%
Acacia Research - Acacia Technologies (a)	8,309	146,238
DG FastChannel, Inc. (a)	3,948	85,869
		232,107
Metal Fabricate & Hardware – 3.2%
Circor International, Inc.	3,767	119,037
Kaydon Corp.	7,334	253,757
		372,794
Office Furnishings – 1.5%
Interface, Inc. Class A	12,110	172,325
Oil & Gas – 2.3%
GeoResources, Inc. (a)	7,006	111,395
GMX Resources, Inc. (a)	6,832	33,204
Swift Energy Co. (a)	4,564	128,157
		272,756
Oil & Gas Services – 2.1%
Superior Energy Services, Inc. (a)	4,656	124,269
Tesco Corp. (a)	10,341	124,402
		248,671
Pharmaceuticals – 7.4%
BioMarin Pharmaceutical, Inc. (a)	4,800	107,280
Mylan, Inc. (a)	10,021	188,495
Neogen Corp. (a)	4,746	160,652
Perrigo Co.	6,308	405,100
		861,527
Retail – 2.3%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,120	266,304

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors – 0.9%
Integrated Device Technology, Inc. (a)	18,172	$106,306
Software – 8.4%
Acxiom Corp. (a)	6,737	106,849
Advent Software, Inc. (a)	2,186	114,087
Blackboard, Inc. (a)	8,050	290,122
Concur Technologies, Inc. (a)	2,194	108,471
Medidata Solutions, Inc. (a)	6,249	119,981
Renaissance Learning, Inc.	4,668	47,567
Solera Holdings, Inc.	4,292	189,535
		976,612
Telecommunications – 5.6%
Acme Packet, Inc. (a)	5,224	198,198
Aruba Networks, Inc. (a)	13,964	297,992
Ixia (a)	12,919	160,196
		656,386
TOTAL COMMON STOCK (Cost $9,897,836)		11,115,680
TOTAL EQUITIES (Cost $9,897,836)		11,115,680
WARRANTS – 0.0%
Internet – 0.0%
Lantronix, Inc., Expires 2/09/11, Strike 4.68 (a) (b)	99	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $9,897,836)		11,115,680
	Principal Amount
SHORT-TERM INVESTMENTS – 5.2%
Repurchase Agreement – 5.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (c)	$606,514	606,514
TOTAL SHORT-TERM INVESTMENTS (Cost $606,514)		606,514
TOTAL INVESTMENTS – 100.4% (Cost $10,504,350) (d)		11,722,194
Other Assets/ (Liabilities) – (0.4)%		(50,605)
NET ASSETS – 100.0%		$11,671,589

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $606,514. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $622,905.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.6%
COMMON STOCK – 95.6%
Aerospace & Defense – 1.5%
The Boeing Co.	73,900	$4,917,306
Lockheed Martin Corp.	41,900	2,986,632
		7,903,938
Agriculture – 0.3%
Archer-Daniels-Midland Co.	51,000	1,627,920
Banks – 8.3%
Bank of America Corp.	745,177	9,769,270
Bank of New York Mellon Corp.	184,000	4,807,920
Capital One Financial Corp.	91,200	3,606,960
KeyCorp	292,200	2,325,912
Marshall & Ilsley Corp.	170,000	1,196,800
Regions Financial Corp.	280,300	2,037,781
SunTrust Banks, Inc.	167,700	4,331,691
U.S. Bancorp	339,200	7,333,504
Wells Fargo & Co.	365,600	9,187,528
		44,597,366
Biotechnology – 0.6%
Amgen, Inc. (a)	52,900	2,915,319
Building Materials – 0.7%
Masco Corp.	245,000	2,697,450
USG Corp. (a)	92,000	1,213,480
		3,910,930
Chemicals – 2.8%
E.I. du Pont de Nemours & Co.	128,200	5,720,284
International Flavors & Fragrances, Inc.	94,300	4,575,436
Monsanto Co.	100,100	4,797,793
		15,093,513
Commercial Services – 0.3%
H&R Block, Inc.	99,400	1,287,230
Computers – 1.2%
Computer Sciences Corp.	88,300	4,061,800
Dell, Inc. (a)	196,700	2,549,232
		6,611,032
Distribution & Wholesale – 0.5%
Genuine Parts Co.	59,600	2,657,564
Diversified Financial – 7.1%
American Express Co.	274,200	11,524,626
JP Morgan Chase & Co.	409,700	15,597,279
Legg Mason, Inc.	157,500	4,773,825
NYSE Euronext	105,500	3,014,135
SLM Corp. (a)	289,500	3,343,725
		38,253,590
Electric – 7.5%
CenterPoint Energy, Inc.	95,800	1,505,976
Constellation Energy Group, Inc.	75,900	2,447,016
Duke Energy Corp.	202,800	3,591,588
Entergy Corp.	50,900	3,895,377
Exelon Corp.	134,400	5,722,752
FirstEnergy Corp.	65,200	2,512,808
NRG Energy, Inc. (a)	57,100	1,188,822
PG&E Corp.	73,300	3,329,286
Pinnacle West Capital Corp.	76,200	3,144,774
PPL Corp.	112,100	3,052,483
Progress Energy, Inc.	95,600	4,246,552
TECO Energy, Inc.	71,600	1,240,112
Xcel Energy, Inc.	179,700	4,127,709
		40,005,255
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	44,300	2,332,838
Entertainment – 0.2%
Madison Square Garden, Inc. Class A (a)	36,025	759,407
Foods – 2.6%
The Hershey Co.	173,700	8,266,383
Kraft Foods, Inc. Class A	101,200	3,123,032
McCormick & Co., Inc.	59,000	2,480,360
		13,869,775
Forest Products & Paper – 2.0%
International Paper Co.	262,100	5,700,675
MeadWestvaco Corp.	126,800	3,091,384
Weyerhaeuser Co.	110,442	1,740,566
		10,532,625
Gas – 1.0%
NiSource, Inc.	304,500	5,298,300
Health Care — Products – 1.5%
Beckman Coulter, Inc.	38,900	1,897,931
Johnson & Johnson	97,600	6,047,296
		7,945,227
Home Builders – 0.2%
D.R. Horton, Inc.	89,200	991,904
Home Furnishing – 0.9%
Whirlpool Corp.	61,000	4,938,560
Household Products – 3.1%
Avery Dennison Corp.	95,800	3,556,096
Fortune Brands, Inc.	151,900	7,478,037
Kimberly-Clark Corp.	87,400	5,685,370
		16,719,503
Insurance – 3.1%
The Chubb Corp.	44,400	2,530,356
Lincoln National Corp.	151,400	3,621,488
Marsh & McLennan Cos., Inc.	236,200	5,697,144
Sun Life Financial, Inc.	122,700	3,195,108
The Travelers Cos., Inc.	28,900	1,505,690
		16,549,786
Internet – 0.6%
eBay, Inc. (a)	133,100	3,247,640
Iron & Steel – 0.9%
Nucor Corp.	128,500	4,908,700
Leisure Time – 0.5%
Harley-Davidson, Inc.	95,700	2,721,708
Lodging – 1.1%
Marriott International, Inc. Class A	121,964	4,369,970
MGM Resorts International (a)	148,200	1,671,696
		6,041,666
Machinery — Diversified – 1.0%
Deere & Co.	49,300	3,440,154
Eaton Corp.	25,800	2,128,242
		5,568,396
Manufacturing – 8.3%
3M Co.	110,600	9,590,126
Cooper Industries PLC Class A	78,400	3,836,112
General Electric Co.	857,100	13,927,875
Honeywell International, Inc.	132,100	5,804,474
Illinois Tool Works, Inc.	140,000	6,582,800
ITT Corp.	82,000	3,840,060
Pall Corp.	19,600	816,144
		44,397,591

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media – 5.4%
Cablevision Systems Corp. Class A	142,700	$3,737,313
Comcast Corp. Class A	125,500	2,269,040
The McGraw-Hill Cos., Inc.	170,600	5,640,036
The New York Times Co. Class A (a)	213,800	1,654,812
Time Warner, Inc.	252,033	7,724,812
The Walt Disney Co.	192,000	6,357,120
WPP PLC	160,500	1,779,663
		29,162,796
Mining – 1.0%
Alcoa, Inc.	126,300	1,529,493
Vulcan Materials Co.	99,000	3,655,080
		5,184,573
Oil & Gas – 11.4%
Anadarko Petroleum Corp.	97,400	5,556,670
BP PLC Sponsored ADR (United Kingdom)	116,600	4,800,422
Chevron Corp.	177,000	14,345,850
ConocoPhillips	57,800	3,319,454
Exxon Mobil Corp.	183,000	11,307,570
Murphy Oil Corp.	125,900	7,795,728
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	175,600	10,588,680
Sunoco, Inc.	94,900	3,463,850
		61,178,224
Oil & Gas Services – 1.5%
Baker Hughes, Inc.	41,800	1,780,680
Schlumberger Ltd.	103,300	6,364,313
		8,144,993
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co.	177,200	4,803,892
Eli Lilly & Co.	127,200	4,646,616
Merck & Co., Inc.	165,200	6,081,012
Pfizer, Inc.	285,154	4,896,094
		20,427,614
Pipelines – 0.5%
Spectra Energy Corp.	113,050	2,549,278
Retail – 3.6%
Bed Bath & Beyond, Inc. (a)	122,400	5,313,384
The Home Depot, Inc.	287,600	9,111,168
Macy's, Inc.	103,300	2,385,197
Tiffany & Co.	56,800	2,669,032
		19,478,781
Semiconductors – 1.8%
Analog Devices, Inc.	156,400	4,907,832
Applied Materials, Inc.	311,800	3,641,824
Texas Instruments, Inc.	44,800	1,215,872
		9,765,528
Software – 1.5%
Electronic Arts, Inc. (a)	109,900	1,805,657
Microsoft Corp.	259,700	6,360,053
		8,165,710
Telecommunications – 4.9%
AT&T, Inc.	394,200	11,274,120
Cisco Systems, Inc. (a)	90,100	1,973,190
Qwest Communications International, Inc.	699,200	4,383,984
Sprint Nextel Corp. (a)	273,400	1,265,842
Verizon Communications, Inc.	154,000	5,018,860
Vodafone Group PLC	933,400	2,313,543
		26,229,539
Toys, Games & Hobbies – 0.9%
Mattel, Inc.	210,000	4,926,600
Transportation – 1.1%
United Parcel Service, Inc. Class B	91,400	6,095,466
TOTAL COMMON STOCK (Cost $506,125,899)		512,996,385
TOTAL EQUITIES (Cost $506,125,899)		512,996,385
MUTUAL FUNDS – 2.9%
Diversified Financial – 2.9%
T. Rowe Price Reserve Investment Fund	15,754,579	15,754,579
TOTAL MUTUAL FUNDS (Cost $15,754,579)		15,754,579
TOTAL LONG-TERM INVESTMENTS (Cost $521,880,478)		528,750,964
	Principal Amount
SHORT-TERM INVESTMENTS – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$7,059,165	7,059,165
Time Deposits – 0.0%
Euro Time Deposit 0.010% 10/01/10	36,375	36,375
TOTAL SHORT-TERM INVESTMENTS (Cost $7,095,540)		7,095,540
TOTAL INVESTMENTS – 99.8% (Cost $528,976,018) (c)		535,846,504
Other Assets/ (Liabilities) – 0.2%		1,085,132
NET ASSETS – 100.0%		$536,931,636

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,059,166. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $7,200,545.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.5%
COMMON STOCK – 99.5%
Advertising – 0.2%
The Interpublic Group of Companies, Inc. (a)	13,475	$135,154
Omnicom Group, Inc.	8,310	328,079
		463,233
Aerospace & Defense – 2.1%
The Boeing Co.	20,157	1,341,247
General Dynamics Corp.	10,472	657,746
Goodrich Corp.	3,455	254,737
L-3 Communications Holdings, Inc.	3,155	228,012
Lockheed Martin Corp.	8,195	584,140
Northrop Grumman Corp.	8,113	491,891
Raytheon Co.	10,307	471,133
Rockwell Collins, Inc.	4,330	252,222
United Technologies Corp.	25,599	1,823,417
		6,104,545
Agriculture – 1.9%
Altria Group, Inc.	57,410	1,378,988
Archer-Daniels-Midland Co.	17,606	561,983
Lorillard, Inc.	4,183	335,937
Philip Morris International, Inc.	50,494	2,828,674
Reynolds American, Inc.	4,658	276,639
		5,382,221
Airlines – 0.1%
Southwest Airlines Co.	20,526	268,275
Apparel – 0.4%
Nike, Inc. Class B	10,647	853,250
VF Corp.	2,380	192,828
		1,046,078
Auto Manufacturers – 0.6%
Ford Motor Co. (a)	94,807	1,160,438
Paccar, Inc.	10,073	485,015
		1,645,453
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	6,226	66,930
Johnson Controls, Inc.	18,554	565,897
		632,827
Banks – 4.8%
Bank of America Corp.	276,392	3,623,499
Bank of New York Mellon Corp.	33,366	871,854
BB&T Corp.	19,024	458,098
Capital One Financial Corp.	12,579	497,500
Comerica, Inc.	4,820	179,063
Fifth Third Bancorp	21,869	263,084
First Horizon National Corp. (a)	5,921	67,556
Huntington Bancshares, Inc.	19,427	110,151
KeyCorp	24,157	192,290
M&T Bank Corp.	2,341	191,517
Marshall & Ilsley Corp.	15,118	106,431
Northern Trust Corp.	7,068	340,960
PNC Financial Services Group, Inc.	14,452	750,203
Regions Financial Corp.	34,486	250,713
State Street Corp.	13,811	520,122
SunTrust Banks, Inc.	13,733	354,723
U.S. Bancorp	52,728	1,139,979
Wells Fargo & Co.	144,136	3,622,138
Zions Bancorp	4,990	106,587
		13,646,468
Beverages – 2.7%
Brown-Forman Corp. Class B	2,870	176,907
The Coca-Cola Co.	63,619	3,722,984
Coca-Cola Enterprises, Inc.	9,135	283,185
Constellation Brands, Inc. Class A (a)	4,850	85,796
Dr. Pepper Snapple Group, Inc.	6,582	233,793
Molson Coors Brewing Co. Class B	4,364	206,068
PepsiCo, Inc.	43,825	2,911,733
		7,620,466
Biotechnology – 1.1%
Amgen, Inc. (a)	26,413	1,455,621
Biogen Idec, Inc. (a)	6,669	374,264
Celgene Corp. (a)	12,663	729,515
Genzyme Corp. (a)	7,021	497,017
Life Technologies Corp. (a)	5,055	236,018
		3,292,435
Building Materials – 0.0%
Masco Corp.	9,754	107,392
Chemicals – 2.0%
Air Products & Chemicals, Inc.	5,867	485,905
Airgas, Inc.	2,061	140,045
CF Industries Holdings, Inc.	1,959	187,084
The Dow Chemical Co.	31,961	877,649
E.I. du Pont de Nemours & Co.	24,990	1,115,054
Eastman Chemical Co.	1,997	147,778
Ecolab, Inc.	6,442	326,867
FMC Corp.	2,008	137,367
International Flavors & Fragrances, Inc.	2,140	103,833
Monsanto Co.	14,887	713,534
PPG Industries, Inc.	4,563	332,186
Praxair, Inc.	8,446	762,336
The Sherwin-Williams Co.	2,497	187,625
Sigma-Aldrich Corp.	3,353	202,454
		5,719,717
Coal – 0.2%
CONSOL Energy, Inc.	6,225	230,076
Massey Energy Co.	2,717	84,282
Peabody Energy Corp.	7,426	363,948
		678,306
Commercial Services – 1.6%
Apollo Group, Inc. Class A (a)	3,492	179,314
Automatic Data Processing, Inc.	13,565	570,137
DeVry, Inc.	1,800	88,578
Donnelley (R.R.) & Sons Co.	5,515	93,534
Equifax, Inc.	3,428	106,954
H&R Block, Inc.	8,488	109,920
Iron Mountain, Inc.	5,563	124,277
MasterCard, Inc. Class A	2,668	597,632
McKesson Corp.	7,206	445,187
Monster Worldwide, Inc. (a)	3,776	48,937
Moody's Corp.	5,622	140,437
Paychex, Inc.	8,876	244,001
Quanta Services, Inc. (a)	5,696	108,680
Robert Half International, Inc.	4,054	105,404
SAIC, Inc. (a)	7,807	124,756

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	4,322	$65,867
Visa, Inc. Class A	13,693	1,016,842
Western Union Co.	18,195	321,506
		4,491,963
Computers – 6.3%
Apple, Inc. (a)	25,171	7,142,271
Cognizant Technology Solutions Corp. Class A (a)	8,296	534,843
Computer Sciences Corp.	4,258	195,868
Dell, Inc. (a)	46,618	604,169
EMC Corp. (a)	56,575	1,149,038
Hewlett-Packard Co.	62,483	2,628,660
International Business Machines Corp.	34,752	4,661,633
Lexmark International, Inc. Class A (a)	2,162	96,468
NetApp, Inc. (a)	9,842	490,033
SanDisk Corp. (a)	6,427	235,550
Teradata Corp. (a)	4,612	177,839
Western Digital Corp. (a)	6,322	179,482
		18,095,854
Cosmetics & Personal Care – 2.2%
Avon Products, Inc.	11,813	379,316
Colgate-Palmolive Co.	13,391	1,029,232
The Estee Lauder Cos., Inc. Class A	3,145	198,858
The Procter & Gamble Co.	78,207	4,690,074
		6,297,480
Distribution & Wholesale – 0.2%
Fastenal Co.	4,068	216,377
Genuine Parts Co.	4,378	195,215
W.W. Grainger, Inc.	1,649	196,412
		608,004
Diversified Financial – 5.0%
American Express Co.	28,825	1,211,515
Ameriprise Financial, Inc.	6,912	327,145
The Charles Schwab Corp.	27,253	378,817
Citigroup, Inc. (a)	654,433	2,552,289
CME Group, Inc.	1,850	481,832
Discover Financial Services	14,995	250,117
E*TRADE Financial Corp. (a)	5,676	82,529
Federated Investors, Inc. Class B	2,700	61,452
Franklin Resources, Inc.	4,030	430,807
The Goldman Sachs Group, Inc.	14,205	2,053,759
IntercontinentalExchange, Inc. (a)	2,038	213,419
Invesco Ltd.	12,879	273,421
Janus Capital Group, Inc.	5,413	59,272
JP Morgan Chase & Co.	109,215	4,157,815
Legg Mason, Inc.	4,147	125,696
Morgan Stanley	38,486	949,834
The NASDAQ OMX Group, Inc. (a)	3,858	74,961
NYSE Euronext	7,170	204,847
SLM Corp. (a)	13,201	152,472
T. Rowe Price Group, Inc.	7,050	352,958
		14,394,957
Electric – 3.4%
The AES Corp. (a)	18,357	208,352
Allegheny Energy, Inc.	4,680	114,754
Ameren Corp.	6,604	187,554
American Electric Power Co., Inc.	13,222	479,033
CenterPoint Energy, Inc.	11,682	183,641
CMS Energy Corp.	6,156	110,931
Consolidated Edison, Inc.	7,805	376,357
Constellation Energy Group, Inc.	5,579	179,867
Dominion Resources, Inc.	16,246	709,300
DTE Energy Co.	4,673	214,631
Duke Energy Corp.	36,342	643,617
Edison International	9,005	309,682
Entergy Corp.	5,154	394,436
Exelon Corp.	18,207	775,254
FirstEnergy Corp.	8,405	323,929
Integrys Energy Group, Inc.	2,103	109,482
NextEra Energy, Inc.	11,465	623,581
Northeast Utilities	4,864	143,828
NRG Energy, Inc. (a)	6,982	145,365
Pepco Holdings, Inc.	6,053	112,586
PG&E Corp.	10,785	489,855
Pinnacle West Capital Corp.	3,006	124,058
PPL Corp.	13,293	361,968
Progress Energy, Inc.	8,083	359,047
Public Service Enterprise Group, Inc.	13,950	461,466
SCANA Corp.	3,048	122,895
The Southern Co.	22,899	852,759
TECO Energy, Inc.	5,882	101,876
Wisconsin Energy Corp.	3,239	187,214
Xcel Energy, Inc.	12,693	291,558
		9,698,876
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	20,743	1,092,327
Molex, Inc.	3,582	74,971
		1,167,298
Electronics – 0.3%
Agilent Technologies, Inc. (a)	9,531	318,050
Amphenol Corp. Class A	4,778	234,026
FLIR Systems, Inc. (a)	4,346	111,692
Jabil Circuit, Inc.	5,778	83,261
PerkinElmer, Inc.	3,463	80,134
Waters Corp. (a)	2,535	179,427
		1,006,590
Energy — Alternate Sources – 0.1%
First Solar, Inc. (a)	1,486	218,962
Engineering & Construction – 0.1%
Fluor Corp.	4,946	244,975
Jacobs Engineering Group, Inc. (a)	3,430	132,741
		377,716
Entertainment – 0.0%
International Game Technology	8,154	117,825
Environmental Controls – 0.3%
Republic Services, Inc.	8,442	257,397
Stericycle, Inc. (a)	2,355	163,625
Waste Management, Inc.	13,160	470,338
		891,360
Foods – 2.0%
Campbell Soup Co.	5,327	190,440
ConAgra Foods, Inc.	12,098	265,430
Dean Foods Co. (a)	5,490	56,053
General Mills, Inc.	17,686	646,247
H.J. Heinz Co.	8,767	415,293
The Hershey Co.	4,251	202,305
Hormel Foods Corp.	1,875	83,625
The J.M. Smucker Co.	3,292	199,265
Kellogg Co.	7,176	362,460
Kraft Foods, Inc. Class A	48,034	1,482,329

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Kroger Co.	17,650	$382,299
McCormick & Co., Inc.	3,658	153,782
Safeway, Inc.	10,478	221,715
Sara Lee Corp.	18,241	244,977
SUPERVALU, Inc.	6,295	72,581
Sysco Corp.	16,194	461,853
Tyson Foods, Inc. Class A	8,222	131,716
Whole Foods Market, Inc. (a)	4,011	148,848
		5,721,218
Forest Products & Paper – 0.3%
International Paper Co.	12,060	262,305
MeadWestvaco Corp.	4,685	114,220
Plum Creek Timber Co., Inc.	4,466	157,650
Weyerhaeuser Co.	14,797	233,201
		767,376
Gas – 0.2%
Nicor, Inc.	1,183	54,205
NiSource, Inc.	7,544	131,266
Sempra Energy	6,849	368,476
		553,947
Hand & Machine Tools – 0.1%
Snap-on, Inc.	1,560	72,556
Stanley Black & Decker, Inc.	4,570	280,049
		352,605
Health Care — Products – 3.2%
Baxter International, Inc.	16,094	767,845
Becton, Dickinson & Co.	6,396	473,944
Boston Scientific Corp. (a)	41,719	255,737
C.R. Bard, Inc.	2,581	210,171
CareFusion Corp. (a)	6,126	152,170
Intuitive Surgical, Inc. (a)	1,084	307,574
Johnson & Johnson	75,885	4,701,835
Medtronic, Inc.	29,740	998,669
St. Jude Medical, Inc. (a)	9,017	354,729
Stryker Corp.	9,400	470,470
Varian Medical Systems, Inc. (a)	3,350	202,675
Zimmer Holdings, Inc. (a)	5,532	289,489
		9,185,308
Health Care — Services – 1.4%
Aetna, Inc.	11,503	363,610
CIGNA Corp.	7,503	268,457
Coventry Health Care, Inc. (a)	4,016	86,465
DaVita, Inc. (a)	2,839	195,976
Humana, Inc. (a)	4,672	234,721
Laboratory Corporation of America Holdings (a)	2,844	223,055
Quest Diagnostics, Inc.	4,062	205,009
Tenet Healthcare Corp. (a)	12,474	58,877
Thermo Fisher Scientific, Inc. (a)	11,219	537,166
UnitedHealth Group, Inc.	30,982	1,087,778
WellPoint, Inc. (a)	11,020	624,173
		3,885,287
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	5,446	128,635
Home Builders – 0.1%
D.R. Horton, Inc.	8,014	89,116
Lennar Corp. Class A	4,111	63,227
Pulte Group, Inc. (a)	9,333	81,757
		234,100
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	2,060	68,825
Whirlpool Corp.	2,092	169,368
		238,193
Household Products – 0.5%
Avery Dennison Corp.	3,047	113,105
The Clorox Co.	3,856	257,427
Fortune Brands, Inc.	4,202	206,864
Kimberly-Clark Corp.	11,286	734,154
		1,311,550
Housewares – 0.0%
Newell Rubbermaid, Inc.	7,663	136,478
Insurance – 4.1%
ACE Ltd.	9,345	544,346
Aflac, Inc.	12,969	670,627
The Allstate Corp.	14,821	467,603
American International Group, Inc. (a)	3,721	145,491
Aon Corp.	7,442	291,057
Assurant, Inc.	2,937	119,536
Berkshire Hathaway, Inc. Class B (a)	47,659	3,940,446
The Chubb Corp.	8,669	494,046
Cincinnati Financial Corp.	4,475	129,104
Genworth Financial, Inc. Class A (a)	13,475	164,665
The Hartford Financial Services Group, Inc.	12,232	280,724
Lincoln National Corp.	8,715	208,463
Loews Corp.	8,771	332,421
Marsh & McLennan Cos., Inc.	14,968	361,028
MetLife, Inc.	24,979	960,443
Principal Financial Group, Inc.	8,807	228,277
The Progressive Corp.	18,390	383,799
Prudential Financial, Inc.	12,862	696,863
Torchmark Corp.	2,228	118,396
The Travelers Cos., Inc.	12,953	674,851
Unum Group	9,008	199,527
XL Group PLC	9,411	203,842
		11,615,555
Internet – 2.8%
Akamai Technologies, Inc. (a)	5,002	251,000
Amazon.com, Inc. (a)	9,746	1,530,707
eBay, Inc. (a)	31,806	776,066
Expedia, Inc.	5,714	161,192
Google, Inc. Class A (a)	6,848	3,600,610
McAfee, Inc. (a)	4,183	197,689
Priceline.com, Inc. (a)	1,333	464,337
Symantec Corp. (a)	21,730	329,644
VeriSign, Inc. (a)	4,796	152,225
Yahoo!, Inc. (a)	37,123	526,033
		7,989,503
Iron & Steel – 0.3%
AK Steel Holding Corp.	3,200	44,192
Allegheny Technologies, Inc.	2,724	126,530
Cliffs Natural Resources, Inc.	3,739	238,997
Nucor Corp.	8,722	333,180
United States Steel Corp.	3,962	173,694
		916,593
Leisure Time – 0.2%
Carnival Corp.	11,972	457,450

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harley-Davidson, Inc.	6,476	$184,178
		641,628
Lodging – 0.3%
Marriott International, Inc. Class A	7,902	283,129
Starwood Hotels & Resorts Worldwide, Inc.	5,237	275,204
Wyndham Worldwide Corp.	4,887	134,246
Wynn Resorts Ltd.	2,076	180,134
		872,713
Machinery — Construction & Mining – 0.5%
Caterpillar, Inc.	17,377	1,367,222
Machinery — Diversified – 0.8%
Cummins, Inc.	5,479	496,288
Deere & Co.	11,686	815,449
Eaton Corp.	4,624	381,434
Flowserve Corp.	1,542	168,726
Rockwell Automation, Inc.	3,913	241,549
Roper Industries, Inc.	2,596	169,207
		2,272,653
Manufacturing – 3.6%
3M Co.	19,653	1,704,112
Danaher Corp.	14,731	598,226
Dover Corp.	5,141	268,411
Eastman Kodak Co. (a)	8,060	33,852
General Electric Co.	294,574	4,786,827
Honeywell International, Inc.	21,268	934,516
Illinois Tool Works, Inc.	13,881	652,685
ITT Corp.	5,051	236,538
Leggett & Platt, Inc.	4,036	91,859
Pall Corp.	3,220	134,081
Parker Hannifin Corp.	4,445	311,417
Textron, Inc.	7,550	155,228
Tyco International Ltd.	13,700	503,201
		10,410,953
Media – 2.9%
CBS Corp. Class B	18,723	296,947
Comcast Corp. Class A	77,301	1,397,602
DIRECTV Class A (a)	23,880	994,124
Discovery Communications, Inc. Series A (a)	7,847	341,737
Gannett Co., Inc.	6,970	85,243
The McGraw-Hill Cos., Inc.	8,504	281,142
Meredith Corp.	1,144	38,107
The New York Times Co. Class A (a)	3,565	27,593
News Corp. Class A	62,797	820,129
Scripps Networks Interactive Class A	2,474	117,713
Time Warner Cable, Inc.	9,791	528,616
Time Warner, Inc.	30,972	949,292
Viacom, Inc. Class B	16,754	606,327
The Walt Disney Co.	52,679	1,744,202
The Washington Post Co. Class B	154	61,509
		8,290,283
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	3,920	499,212
Mining – 0.9%
Alcoa, Inc.	28,177	341,224
Freeport-McMoRan Copper & Gold, Inc.	12,963	1,106,911
Newmont Mining Corp.	13,568	852,206
Titanium Metals Corp. (a)	2,370	47,305
Vulcan Materials Co.	3,457	127,632
		2,475,278
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	5,714	122,165
Xerox Corp.	38,120	394,542
		516,707
Oil & Gas – 8.7%
Anadarko Petroleum Corp.	13,634	777,820
Apache Corp.	10,041	981,608
Cabot Oil & Gas Corp.	2,754	82,923
Chesapeake Energy Corp.	18,036	408,515
Chevron Corp.	55,399	4,490,089
ConocoPhillips	40,875	2,347,451
Denbury Resources, Inc. (a)	11,004	174,854
Devon Energy Corp.	11,996	776,621
Diamond Offshore Drilling, Inc.	1,891	128,153
EOG Resources, Inc.	6,985	649,396
EQT Corp.	4,105	148,026
Exxon Mobil Corp.	140,279	8,667,839
Helmerich & Payne, Inc.	2,882	116,606
Hess Corp.	8,052	476,034
Marathon Oil Corp.	19,555	647,271
Murphy Oil Corp.	5,282	327,061
Nabors Industries Ltd. (a)	7,851	141,789
Noble Energy, Inc.	4,822	362,084
Occidental Petroleum Corp.	22,384	1,752,667
Pioneer Natural Resources Co.	3,198	207,966
QEP Resources, Inc.	4,826	145,456
Range Resources Corp.	4,408	168,077
Rowan Cos., Inc. (a)	3,314	100,613
Southwestern Energy Co. (a)	9,534	318,817
Sunoco, Inc.	3,313	120,925
Tesoro Corp.	4,300	57,448
Valero Energy Corp.	15,577	272,753
		24,848,862
Oil & Gas Services – 1.6%
Baker Hughes, Inc.	11,870	505,662
Cameron International Corp. (a)	6,672	286,629
FMC Technologies, Inc. (a)	3,306	225,767
Halliburton Co.	25,086	829,594
National Oilwell Varco, Inc.	11,543	513,317
Schlumberger Ltd.	37,640	2,319,001
		4,679,970
Packaging & Containers – 0.2%
Ball Corp.	2,481	146,007
Bemis Co., Inc.	2,908	92,329
Owens-IIlinois, Inc. (a)	4,527	127,027
Pactiv Corp. (a)	3,653	120,476
Sealed Air Corp.	4,210	94,641
		580,480
Pharmaceuticals – 5.7%
Abbott Laboratories	42,543	2,222,446
Allergan, Inc.	8,475	563,842
AmerisourceBergen Corp.	7,688	235,714
Bristol-Myers Squibb Co.	47,253	1,281,029
Cardinal Health, Inc.	9,678	319,761
Cephalon, Inc. (a)	2,047	127,815
DENTSPLY International, Inc.	3,847	122,988
Eli Lilly & Co.	27,972	1,021,817
Express Scripts, Inc. (a)	14,953	728,211

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Laboratories, Inc. (a)	7,874	$243,543
Gilead Sciences, Inc. (a)	23,107	822,840
Hospira, Inc. (a)	4,612	262,930
King Pharmaceuticals, Inc. (a)	6,527	65,009
Mead Johnson Nutrition Co.	5,638	320,858
Medco Health Solutions, Inc. (a)	11,950	622,117
Merck & Co., Inc.	84,804	3,121,635
Mylan, Inc. (a)	8,544	160,713
Patterson Cos., Inc.	2,658	76,152
Pfizer, Inc.	221,469	3,802,623
Watson Pharmaceuticals, Inc. (a)	2,973	125,788
		16,247,831
Pipelines – 0.4%
El Paso Corp.	19,394	240,098
ONEOK, Inc.	2,910	131,066
Spectra Energy Corp.	17,806	401,525
The Williams Cos., Inc.	16,107	307,805
		1,080,494
Real Estate – 0.1%
CB Richard Ellis Group, Inc. Class A (a)	8,018	146,569
Real Estate Investment Trusts (REITS) – 1.3%
Apartment Investment & Management Co. Class A	3,083	65,915
AvalonBay Communities, Inc.	2,352	244,443
Boston Properties, Inc.	3,844	319,513
Equity Residential	7,822	372,093
HCP, Inc.	8,549	307,593
Health Care REIT, Inc.	3,643	172,460
Host Hotels & Resorts, Inc.	18,132	262,551
Kimco Realty Corp.	11,184	176,148
ProLogis	13,121	154,565
Public Storage	3,850	373,604
Simon Property Group, Inc.	8,075	748,875
Ventas, Inc.	4,336	223,608
Vornado Realty Trust	4,477	382,918
		3,804,286
Retail – 6.3%
Abercrombie & Fitch Co. Class A	2,560	100,659
AutoNation, Inc. (a)	1,522	35,387
AutoZone, Inc. (a)	797	182,441
Bed Bath & Beyond, Inc. (a)	7,279	315,981
Best Buy Co., Inc.	9,536	389,355
Big Lots, Inc. (a)	2,177	72,385
CarMax, Inc. (a)	6,168	171,841
Coach, Inc.	8,181	351,456
Costco Wholesale Corp.	12,113	781,167
CVS Caremark Corp.	37,427	1,177,828
Darden Restaurants, Inc.	3,816	163,248
Family Dollar Stores, Inc.	3,670	162,067
GameStop Corp. Class A (a)	4,262	84,004
The Gap, Inc.	12,065	224,892
The Home Depot, Inc.	45,895	1,453,954
J.C. Penney Co., Inc.	6,513	177,023
Kohl's Corp. (a)	8,492	447,359
Limited Brands, Inc.	7,280	194,958
Lowe's Cos., Inc.	38,671	861,977
Macy's, Inc.	11,656	269,137
McDonald's Corp.	29,327	2,185,155
Nordstrom, Inc.	4,635	172,422
O'Reilly Automotive, Inc. (a)	3,838	204,182
Office Depot, Inc. (a)	7,830	36,018
Polo Ralph Lauren Corp.	1,793	161,119
RadioShack Corp.	3,299	70,368
Ross Stores, Inc.	3,307	180,628
Sears Holdings Corp. (a)	1,160	83,682
Staples, Inc.	20,124	420,994
Starbucks Corp.	20,383	521,397
Target Corp.	19,891	1,062,975
Tiffany & Co.	3,456	162,397
The TJX Cos., Inc.	11,019	491,778
Urban Outfitters, Inc. (a)	3,529	110,952
Wal-Mart Stores, Inc.	55,111	2,949,541
Walgreen Co.	26,814	898,269
Yum! Brands, Inc.	12,872	592,884
		17,921,880
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	14,345	175,870
People's United Financial, Inc.	10,123	132,510
		308,380
Semiconductors – 2.4%
Advanced Micro Devices, Inc. (a)	14,963	106,387
Altera Corp.	8,491	256,089
Analog Devices, Inc.	8,242	258,634
Applied Materials, Inc.	36,861	430,537
Broadcom Corp. Class A	12,361	437,456
Intel Corp.	153,441	2,950,670
KLA-Tencor Corp.	4,646	163,679
Linear Technology Corp.	6,225	191,294
LSI Corp. (a)	17,145	78,181
MEMC Electronic Materials, Inc. (a)	6,600	78,672
Microchip Technology, Inc.	5,087	159,986
Micron Technology, Inc. (a)	23,606	170,199
National Semiconductor Corp.	6,257	79,902
Novellus Systems, Inc. (a)	2,455	65,254
NVIDIA Corp. (a)	15,819	184,766
QLogic Corp. (a)	2,766	48,792
Teradyne, Inc. (a)	4,982	55,499
Texas Instruments, Inc.	32,962	894,589
Xilinx, Inc.	7,158	190,474
		6,801,060
Software – 3.9%
Adobe Systems, Inc. (a)	14,460	378,129
Autodesk, Inc. (a)	6,256	200,004
BMC Software, Inc. (a)	4,917	199,040
CA, Inc.	10,651	224,949
Cerner Corp. (a)	1,962	164,788
Citrix Systems, Inc. (a)	5,149	351,368
Compuware Corp. (a)	6,593	56,238
Dun & Bradstreet Corp.	1,395	103,425
Electronic Arts, Inc. (a)	9,065	148,938
Fidelity National Information Services, Inc.	7,277	197,425
Fiserv, Inc. (a)	4,153	223,515
Intuit, Inc. (a)	7,786	341,105
Microsoft Corp.	209,777	5,137,439
Novell, Inc. (a)	9,841	58,751
Oracle Corp.	106,620	2,862,747
Red Hat, Inc. (a)	5,198	213,118
Salesforce.com, Inc. (a)	3,220	359,996
		11,220,975

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications – 5.9%
American Tower Corp. Class A (a)	11,040	$565,910
AT&T, Inc.	162,781	4,655,537
CenturyLink, Inc.	8,308	327,834
Cisco Systems, Inc. (a)	157,358	3,446,140
Corning, Inc.	43,006	786,150
Frontier Communications Corp.	27,344	223,400
Harris Corp.	3,547	157,097
JDS Uniphase Corp. (a)	6,463	80,077
Juniper Networks, Inc. (a)	14,335	435,067
MetroPCS Communications, Inc. (a)	7,500	78,450
Motorola, Inc. (a)	64,254	548,087
QUALCOMM, Inc.	44,210	1,994,755
Qwest Communications International, Inc.	48,002	300,972
Sprint Nextel Corp. (a)	82,154	380,373
Tellabs, Inc.	10,088	75,156
Verizon Communications, Inc.	77,848	2,537,066
Windstream Corp.	13,388	164,538
		16,756,609
Textiles – 0.0%
Cintas Corp.	3,625	99,869
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	3,838	170,829
Mattel, Inc.	9,873	231,621
		402,450
Transportation – 1.9%
C.H. Robinson Worldwide, Inc.	4,575	319,884
CSX Corp.	10,458	578,537
Expeditors International of Washington, Inc.	5,847	270,307
FedEx Corp.	8,667	741,028
Norfolk Southern Corp.	10,158	604,503
Ryder System, Inc.	1,434	61,332
Union Pacific Corp.	13,712	1,121,642
United Parcel Service, Inc. Class B	27,299	1,820,570
		5,517,803
TOTAL COMMON STOCK (Cost $267,398,912)		284,774,816
TOTAL EQUITIES (Cost $267,398,912)		284,774,816
TOTAL LONG-TERM INVESTMENTS (Cost $267,398,912)		284,774,816
	Principal Amount
SHORT-TERM INVESTMENTS – 0.5%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$527,058	527,058
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill 0.211% 11/18/10(c)	905,000	904,745
TOTAL SHORT-TERM INVESTMENTS (Cost $1,431,803)		1,431,803
TOTAL INVESTMENTS – 100.0% (Cost $268,830,715) (d)		286,206,619
Other Assets/ (Liabilities) – (0.0)%		(12,793)
NET ASSETS – 100.0%		$286,193,826

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $527,059. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $537,813.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.9%
COMMON STOCK – 95.3%
Aerospace & Defense – 2.0%
BAE Systems PLC	609,590	$3,285,528
Empresa Brasileira de Aeronautica SA ADR (Brazil)	74,920	2,126,979
Rolls-Royce Group PLC (a)	101,011	960,088
		6,372,595
Apparel – 0.8%
Burberry Group PLC	155,432	2,544,477
Auto Manufacturers – 1.7%
Bayerische Motoren Werke AG	41,381	2,900,140
Toyota Motor Corp. Sponsored ADR (Japan)	37,300	2,669,934
		5,570,074
Automotive & Parts – 1.2%
Cie Generale des Etablissements Michelin Class B	49,970	3,804,383
Banks – 9.1%
Banco Espirito Santo SA	472,526	2,178,884
Banco Santander SA	104,831	1,325,012
Credit Agricole SA	207,090	3,245,731
DBS Group Holdings, Ltd.	573,479	6,129,814
HSBC Holdings PLC	237,600	2,433,575
ICICI Bank Ltd. Sponsored ADR (India)	84,850	4,229,773
Intesa Sanpaolo	507,836	1,650,160
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,670	3,458,323
Mitsubishi UFJ Financial Group, Inc.	228,100	1,063,873
Nordea Bank AB	116,605	1,212,016
UniCredit SpA	1,062,833	2,715,177
		29,642,338
Building Materials – 0.7%
CRH PLC	138,562	2,278,406
Chemicals – 1.7%
Akzo Nobel NV	39,800	2,456,390
Lonza Group AG Registered	36,480	3,123,783
		5,580,173
Commercial Services – 3.0%
Adecco SA	51,300	2,689,857
Edenred (a)	39,450	779,651
G4S PLC	750,040	3,005,124
Randstad Holding NV (a)	58,153	2,637,727
Rentokil Initial PLC (a)	428,422	694,942
		9,807,301
Computers – 1.0%
Compal Electronics, Inc.	1,644,605	1,969,961
Lite On Technology Corp.	1,038,239	1,308,805
		3,278,766
Distribution & Wholesale – 1.3%
ITOCHU Corp.	293,800	2,693,989
Wolseley PLC (a)	61,409	1,547,964
		4,241,953
Diversified Financial – 0.4%
Invesco Ltd.	62,993	1,337,341
Electric – 2.3%
E.ON AG	119,450	3,507,446
Iberdrola SA	372,131	2,860,799
National Grid PLC	138,282	1,175,339
		7,543,584
Electronics – 1.9%
Flextronics International Ltd. (a)	315,340	1,904,654
Koninklijke Philips Electronics NV	135,910	4,273,964
		6,178,618
Energy — Alternate Sources – 0.3%
Vestas Wind Systems A/S (a)	26,952	1,012,188
Food Services – 0.9%
Compass Group PLC	354,702	2,961,541
Foods – 4.5%
Nestle SA	107,860	5,759,078
Tesco PLC	580,210	3,871,424
Unilever PLC	169,667	4,922,262
		14,552,764
Gas – 0.8%
Gaz De France	75,588	2,707,937
Health Care — Services – 0.8%
Rhoen-Klinikum AG	118,083	2,599,022
Holding Company — Diversified – 0.7%
Hutchison Whampoa Ltd.	224,291	2,087,632
Home Furnishing – 0.4%
Sony Corp.	44,235	1,367,246
Insurance – 6.6%
ACE Ltd.	59,484	3,464,943
Aviva PLC	518,615	3,260,529
AXA SA	185,687	3,252,689
ING Groep NV (a)	464,460	4,785,349
Muenchener Rueckversicherungs AG	25,570	3,535,026
Swiss Reinsurance Co. Ltd.	73,840	3,239,760
		21,538,296
Internet – 1.5%
Check Point Software Technologies Ltd. (a)	134,429	4,964,463
Iron & Steel – 0.6%
POSCO ADR (Republic of Korea)	17,281	1,969,685
Lodging – 0.3%
Accor SA	22,820	831,036
Machinery — Diversified – 0.5%
Alstom SA	30,530	1,558,294
Manufacturing – 3.4%
FUJIFILM Holdings Corp.	51,226	1,699,950
Konica Minolta Holdings, Inc.	239,500	2,334,111
Olympus Corp.	44,610	1,170,794
Siemens AG	56,176	5,927,334
		11,132,189
Media – 4.6%
British Sky Broadcasting Group PLC	351,474	3,900,534
Pearson PLC	249,124	3,863,806
Reed Elsevier NV	277,543	3,496,921

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vivendi SA	134,470	$3,677,630
		14,938,891
Oil & Gas – 9.1%
BP PLC	468,264	3,205,328
ENI SpA	118,312	2,548,213
Petroleo Brasileiro SA Sponsored ADR (Brazil)	122,780	4,029,640
Royal Dutch Shell PLC Class B	188,304	5,504,099
Sasol Ltd. Sponsored ADR (South Africa)	86,770	3,886,428
StatoilHydro ASA	159,320	3,317,648
Talisman Energy, Inc.	147,000	2,570,305
Total SA	84,772	4,362,062
		29,423,723
Oil & Gas Services – 0.7%
SBM Offshore NV	116,456	2,205,339
Pharmaceuticals – 8.0%
Bayer AG	24,730	1,722,777
Celesio AG	71,790	1,560,790
GlaxoSmithKline PLC	226,254	4,469,350
Merck KGaA	35,150	2,946,596
Novartis AG	96,350	5,562,253
Roche Holding AG	26,670	3,648,211
Sanofi-Aventis	90,688	6,037,322
		25,947,299
Real Estate – 1.0%
Cheung Kong Holdings	221,215	3,349,963
Retail – 2.1%
Kingfisher PLC	1,084,774	3,994,906
Marks & Spencer Group PLC	434,140	2,651,979
		6,646,885
Semiconductors – 4.7%
Infineon Technologies AG (a)	509,387	3,529,950
Samsung Electronics Co. Ltd.	10,502	7,156,652
Taiwan Semiconductor Manufacturing Co. Ltd.	2,213,275	4,390,702
		15,077,304
Software – 2.1%
SAP AG Sponsored ADR (Germany)	95,360	4,702,202
The Sage Group PLC	442,850	1,926,574
		6,628,776
Telecommunications – 12.7%
China Telecom Corp. Ltd. Class H	8,147,643	4,471,201
France Telecom SA	198,787	4,291,082
Mobile TeleSystems Sponsored ADR (Russia)	114,225	2,424,997
Singapore Telecommunications Ltd.	239,000	572,256
Singapore Telecommunications Ltd.	1,849,000	4,407,844
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	309,690	3,397,299
Telefonica SA Sponsored ADR (Spain)	94,025	6,971,954
Telekom Austria AG	163,910	2,458,106
Telenor ASA	399,566	6,248,113
Vodafone Group PLC Sponsored ADR (United Kingdom)	240,423	5,964,895
		41,207,747
Toys, Games & Hobbies – 0.9%
Nintendo Co. Ltd.	12,000	2,996,816
Transportation – 1.0%
Deutsche Post AG	172,271	3,120,916
TOTAL COMMON STOCK (Cost $334,203,613)		309,005,961
PREFERRED STOCK – 1.6%
Mining – 1.6%
Vale SA Sponsored ADR (Brazil) 1.990%	191,752	5,321,118
TOTAL PREFERRED STOCK (Cost $2,736,273)		5,321,118
TOTAL EQUITIES (Cost $336,939,886)		314,327,079
RIGHTS – 0.1%
Automotive & Parts – 0.1%
Cie Generale des Etablissements Michelin, Strike 45 EUR (a)	49,970	139,181
TOTAL RIGHTS (Cost $0)		139,181
TOTAL LONG-TERM INVESTMENTS (Cost $336,939,886)		314,466,260
	Principal Amount
SHORT-TERM INVESTMENTS – 4.7%
Repurchase Agreement – 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$15,203,771	15,203,771
TOTAL SHORT-TERM INVESTMENTS (Cost $15,203,771)		15,203,771
TOTAL INVESTMENTS – 101.7% (Cost $352,143,657) (c)		329,670,031
Other Assets/ (Liabilities) – (1.7)%		(5,351,386)
NET ASSETS – 100.0%		$324,318,645

Notes to Portfolio of Investments
ADR	American Depositary Receipt
EUR	Euro
(a)	Non-income producing security.
(b)	Maturity value of $15,203,775. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 8/15/39, and an aggregate market value, including accrued interest, of $15,510,971.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Aerospace & Defense – 1.1%
The Boeing Co.	15,240	$1,014,070
Agriculture – 1.4%
Philip Morris International, Inc.	23,220	1,300,784
Auto Manufacturers – 1.4%
Ford Motor Co. (a)	38,720	473,933
Paccar, Inc.	16,720	805,068
		1,279,001
Banks – 8.8%
Bank of America Corp.	107,840	1,413,782
Bank of New York Mellon Corp.	36,030	941,464
PNC Financial Services Group, Inc.	35,400	1,837,614
U.S. Bancorp	43,000	929,660
Wells Fargo & Co.	116,070	2,916,839
		8,039,359
Beverages – 2.3%
Molson Coors Brewing Co. Class B	19,620	926,456
PepsiCo, Inc.	17,620	1,170,673
		2,097,129
Biotechnology – 1.2%
Amgen, Inc. (a)	19,630	1,081,809
Chemicals – 3.1%
Agrium, Inc.	9,120	683,909
The Dow Chemical Co.	11,890	326,499
E.I. du Pont de Nemours & Co.	20,700	923,634
The Mosaic Co.	15,160	890,802
		2,824,844
Computers – 1.0%
Hewlett-Packard Co.	20,920	880,104
Diversified Financial – 5.6%
Credit Suisse Group Sponsored ADR (Switzerland)	17,950	763,952
The Goldman Sachs Group, Inc.	10,580	1,529,656
JP Morgan Chase & Co.	74,380	2,831,647
		5,125,255
Electric – 3.5%
Edison International	22,870	786,499
Entergy Corp.	16,720	1,279,582
NextEra Energy, Inc.	7,190	391,064
Northeast Utilities	27,260	806,078
		3,263,223
Environmental Controls – 1.0%
Waste Management, Inc.	26,340	941,392
Foods – 3.2%
Dean Foods Co. (a)	31,680	323,453
General Mills, Inc.	13,440	491,098
Kraft Foods, Inc. Class A	37,810	1,166,816
Sysco Corp.	33,340	950,857
		2,932,224
Hand & Machine Tools – 1.8%
Stanley Black & Decker, Inc.	26,980	1,653,334
Health Care — Products – 3.6%
Baxter International, Inc.	18,340	875,001
Covidien PLC	21,460	862,477
Johnson & Johnson	16,780	1,039,689
Zimmer Holdings, Inc. (a)	11,050	578,247
		3,355,414
Health Care — Services – 1.4%
UnitedHealth Group, Inc.	36,260	1,273,089
Household Products – 0.8%
Kimberly-Clark Corp.	10,980	714,249
Insurance – 7.1%
ACE Ltd.	33,640	1,959,530
The Chubb Corp.	24,620	1,403,094
Marsh & McLennan Cos., Inc.	46,770	1,128,092
Principal Financial Group, Inc.	35,340	916,013
Unum Group	49,940	1,106,171
		6,512,900
Iron & Steel – 1.4%
Cliffs Natural Resources, Inc.	11,100	709,512
Steel Dynamics, Inc.	38,450	542,529
		1,252,041
Machinery — Construction & Mining – 1.6%
Ingersoll-Rand PLC	40,070	1,430,900
Machinery — Diversified – 0.5%
Cummins, Inc.	5,450	493,661
Manufacturing – 6.2%
3M Co.	10,650	923,461
General Electric Co.	124,880	2,029,300
Illinois Tool Works, Inc.	15,260	717,525
Textron, Inc.	43,710	898,678
Tyco International Ltd.	31,170	1,144,874
		5,713,838
Media – 2.4%
CBS Corp. Class B	51,170	811,556
Comcast Corp. Class A	75,910	1,372,453
		2,184,009
Oil & Gas – 11.5%
Anadarko Petroleum Corp.	6,520	371,966
Apache Corp.	11,010	1,076,338
Chevron Corp.	32,830	2,660,872
ConocoPhillips	21,580	1,239,339
EOG Resources, Inc.	6,910	642,423
Exxon Mobil Corp.	18,660	1,153,001
Marathon Oil Corp.	28,260	935,406
Occidental Petroleum Corp.	23,310	1,825,173
Southwestern Energy Co. (a)	19,610	655,758
		10,560,276
Oil & Gas Services – 1.2%
Baker Hughes, Inc.	27,020	1,151,052
Packaging & Containers – 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	19,300	465,130
Pharmaceuticals – 6.0%
Abbott Laboratories	17,600	919,424
Merck & Co., Inc.	32,140	1,183,073
Pfizer, Inc.	124,750	2,141,958
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	24,180	1,275,495
		5,519,950
Retail – 6.3%
CVS Caremark Corp.	36,880	1,160,614

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value – Portfolio of Investments (Continued)

	Number of Shares	Value
The Home Depot, Inc.	32,690	$1,035,619
Kohl's Corp. (a)	23,630	1,244,829
Nordstrom, Inc.	10,800	401,760
Staples, Inc.	34,760	727,179
Target Corp.	21,980	1,174,611
		5,744,612
Semiconductors – 4.5%
Analog Devices, Inc.	26,500	831,570
Intel Corp.	69,420	1,334,947
Maxim Integrated Products, Inc.	30,930	572,514
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	43,650	442,611
Texas Instruments, Inc.	36,800	998,752
		4,180,394
Software – 1.3%
Microsoft Corp.	47,200	1,155,928
Telecommunications – 5.3%
AT&T, Inc.	100,400	2,871,440
Cisco Systems, Inc. (a)	54,880	1,201,872
QUALCOMM, Inc.	18,230	822,538
		4,895,850
Toys, Games & Hobbies – 1.1%
Mattel, Inc.	44,830	1,051,712
TOTAL COMMON STOCK (Cost $89,602,415)		90,087,533
TOTAL EQUITIES (Cost $89,602,415)		90,087,533
TOTAL LONG-TERM INVESTMENTS (Cost $89,602,415)		90,087,533
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$2,462,325	2,462,325
TOTAL SHORT-TERM INVESTMENTS (Cost $2,462,325)		2,462,325
TOTAL INVESTMENTS – 100.8% (Cost $92,064,740) (c)		92,549,858
Other Assets/ (Liabilities) – (0.8)%		(714,023)
NET ASSETS – 100.0%		$91,835,835

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,462,326. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $2,514,863.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.1%
COMMON STOCK – 99.1%
Advertising – 1.4%
Omnicom Group, Inc.	33,330	$1,315,868
Apparel – 3.1%
Burberry Group PLC	63,400	1,037,880
Nike, Inc. Class B	23,320	1,868,865
		2,906,745
Banks – 8.1%
Banco Santander SA ADS (Brazil)	32,900	453,033
Bank of New York Mellon Corp.	64,400	1,682,772
Erste Group Bank AG	20,683	827,492
ICICI Bank Ltd. Sponsored ADR (India)	11,510	573,773
Julius Baer Group Ltd.	28,405	1,037,285
Komercni Banka AS	1,639	357,135
Standard Chartered PLC	34,150	982,563
State Street Corp.	45,560	1,715,790
		7,629,843
Beverages – 7.1%
Diageo PLC	107,020	1,846,513
Dr. Pepper Snapple Group, Inc.	12,950	459,984
Heineken NV	51,760	2,684,119
PepsiCo, Inc.	11,330	752,765
Pernod-Ricard SA	11,142	929,919
		6,673,300
Chemicals – 9.0%
Air Liquide	8,759	1,069,114
Akzo Nobel NV	21,640	1,335,585
Givaudan SA Registered	702	719,031
Linde AG	20,480	2,665,109
Monsanto Co.	7,740	370,978
Praxair, Inc.	9,940	897,184
The Sherwin-Williams Co.	9,630	723,598
Shin-Etsu Chemical Co. Ltd.	15,300	746,561
		8,527,160
Commercial Services – 0.5%
Visa, Inc. Class A	6,900	512,394
Computers – 1.5%
Accenture PLC Class A	34,390	1,461,231
Cosmetics & Personal Care – 3.2%
Beiersdorf AG	7,400	453,136
Colgate-Palmolive Co.	9,500	730,170
Kao Corp.	29,800	726,823
The Procter & Gamble Co.	18,830	1,129,235
		3,039,364
Diversified Financial – 4.1%
Aeon Credit Service Co. Ltd.	21,100	227,439
American Express Co.	19,380	814,541
Deutsche Boerse AG	11,920	794,147
The Goldman Sachs Group, Inc.	7,820	1,130,616
UBS AG (a)	53,178	906,161
		3,872,904
Electric – 0.3%
Red Electrica Corp. SA	5,318	249,846
Electrical Components & Equipment – 2.7%
Legrand SA	31,310	1,056,987
Schneider Electric SA	11,944	1,513,973
		2,570,960
Electronics – 2.4%
Hoya Corp.	41,300	1,008,604
Waters Corp. (a)	17,220	1,218,832
		2,227,436
Entertainment – 0.8%
Ladbrokes PLC	138,550	292,621
William Hill PLC	181,650	474,577
		767,198
Foods – 7.3%
Danone SA	16,011	956,552
General Mills, Inc.	32,780	1,197,781
The J.M. Smucker Co.	17,570	1,063,512
Nestle SA	58,222	3,108,706
Tesco PLC	90,100	601,188
		6,927,739
Forest Products & Paper – 1.3%
Svenska Cellulosa AB Class B	80,200	1,216,719
Gas – 0.5%
Gaz De France	12,079	432,730
Health Care — Products – 5.7%
Johnson & Johnson	15,260	945,510
Medtronic, Inc.	38,820	1,303,575
Sonova Holding AG	1,764	215,913
St. Jude Medical, Inc. (a)	34,380	1,352,509
Synthes, Inc.	6,890	797,731
Zimmer Holdings, Inc. (a)	15,180	794,369
		5,409,607
Health Care — Services – 1.1%
Thermo Fisher Scientific, Inc. (a)	21,410	1,025,111
Holding Company — Diversified – 2.1%
LVMH Moet Hennessy Louis Vuitton SA	13,190	1,934,112
Household Products – 2.3%
Reckitt Benckiser Group PLC	39,990	2,204,230
Insurance – 1.3%
AXA SA	38,800	679,662
Swiss Reinsurance Co. Ltd.	13,210	579,594
		1,259,256
Leisure Time – 0.3%
Harley-Davidson, Inc.	11,480	326,491
Machinery — Diversified – 0.4%
Rockwell Automation, Inc.	6,140	379,022
Manufacturing – 3.9%
3M Co.	21,150	1,833,916
Honeywell International, Inc.	29,540	1,297,988
Smiths Group PLC	27,844	534,614
		3,666,518
Media – 3.6%
The Walt Disney Co.	55,820	1,848,200
Wolters Kluwer NV	17,410	365,418
WPP PLC	105,596	1,170,874
		3,384,492
Office Equipment/Supplies – 1.1%
Canon, Inc.	22,100	1,032,676
Oil & Gas – 2.1%
Chevron Corp.	9,850	798,343
Inpex Corp.	141	663,345

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Dutch Shell PLC Class A	16,380	$494,322
		1,956,010
Oil & Gas Services – 1.8%
National Oilwell Varco, Inc.	26,390	1,173,563
Schlumberger Ltd.	7,800	480,558
		1,654,121
Pharmaceuticals – 5.2%
Actelion Ltd. (a)	4,383	176,011
Bayer AG	22,255	1,550,360
DENTSPLY International, Inc.	25,030	800,209
Merck KGaA	12,160	1,019,363
Roche Holding AG	9,890	1,352,861
		4,898,804
Retail – 4.0%
Abercrombie & Fitch Co. Class A	12,080	474,986
Cie Financiere Richemont SA	26,060	1,256,576
Lawson, Inc.	5,100	233,520
Sally Beauty Holdings, Inc. (a)	22,080	247,296
Walgreen Co.	45,360	1,519,560
		3,731,938
Semiconductors – 1.8%
Intel Corp.	36,400	699,972
Samsung Electronics Co. Ltd.	1,439	980,615
		1,680,587
Software – 2.7%
Autodesk, Inc. (a)	19,100	610,627
Oracle Corp.	73,580	1,975,623
		2,586,250
Telecommunications – 2.6%
Cisco Systems, Inc. (a)	86,540	1,895,226
Singapore Telecommunications Ltd.	225,000	536,379
		2,431,605
Transportation – 3.8%
Canadian National Railway Co.	24,140	1,545,443
TNT NV	32,515	872,783
United Parcel Service, Inc. Class B	18,140	1,209,756
		3,627,982
TOTAL COMMON STOCK (Cost $77,105,117)		93,520,249
TOTAL EQUITIES (Cost $77,105,117)		93,520,249
TOTAL LONG-TERM INVESTMENTS (Cost $77,105,117)		93,520,249
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$689,603	689,603
Time Deposits – 0.0%
Euro Time Deposit 0.010% 10/01/10	5,368	5,368
TOTAL SHORT-TERM INVESTMENTS (Cost $694,971)		694,971
TOTAL INVESTMENTS – 99.8% (Cost $77,800,088) (c)		94,215,220
Other Assets/ (Liabilities) – 0.2%		172,326
NET ASSETS – 100.0%		$94,387,546

Notes to Portfolio of Investments
ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	Maturity value of $689,603. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $706,579.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	11,930,483	$120,378,577
MML Concentrated Growth Fund, Class I (a)	4,527,181	29,562,493
MML Equity Fund, Initial Class (a)	4,180,197	72,713,919
MML Equity Income Fund, Initial Class (a)	14,629,086	124,347,230
MML Foreign Fund, Initial Class (a)	4,224,701	36,881,639
MML Fundamental Value Fund, Class II (a) (b)	4,495,524	45,090,109
MML Global Fund, Class I (a)	4,576,692	35,377,830
MML High Yield Fund, Class II (a)	1,972,604	20,160,009
MML Inflation-Protected and Income Fund, Initial Class (a)	3,122,733	34,162,704
MML Large Cap Growth Fund, Initial Class (a)	5,946,290	55,597,812
MML Managed Bond Fund, Initial Class (a)	8,901,857	117,494,748
MML Mid Cap Growth Fund, Initial Class (a) (b)	5,803,576	62,388,438
MML Mid Cap Value Fund, Initial Class (a)	6,511,215	61,205,420
MML Money Market Fund, Initial Class (a)	158,873	158,722
MML PIMCO Total Return Fund, Class II (a) (b)	2,092,619	21,281,931
MML Short-Duration Bond Fund, Class II (a)	6,327,351	64,981,896
MML Small Cap Equity Fund, Initial Class (a)	1,458,356	11,936,850
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	2,304,256	36,201,188
MML Small Company Value Fund, Class II (a)	2,896,248	47,469,505
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	979,148	35,699,743
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,269,098	35,293,609
Oppenheimer International Growth Fund, Non-Service Shares (a)	40,986,326	71,316,207
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	5,766,937	31,833,495
		1,171,534,074
TOTAL MUTUAL FUNDS (Cost $1,008,613,958)		1,171,534,074
TOTAL LONG-TERM INVESTMENTS (Cost $1,008,613,958)		1,171,534,074
TOTAL INVESTMENTS – 100.1% (Cost $1,008,613,958) (c)		1,171,534,074
Other Assets/ (Liabilities) – (0.1)%		(603,165)
NET ASSETS – 100.0%		$1,170,930,909

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Aerospace & Defense – 2.6%
Lockheed Martin Corp.	11,598	$826,706
United Technologies Corp.	41,732	2,972,570
		3,799,276
Agriculture – 1.7%
Philip Morris International, Inc.	45,003	2,521,068
Apparel – 1.6%
Nike, Inc. Class B	28,933	2,318,691
Auto Manufacturers – 0.9%
Bayerische Motoren Werke AG	18,227	1,277,418
Banks – 7.3%
Bank of America Corp.	242,363	3,177,379
Bank of New York Mellon Corp.	77,846	2,034,116
State Street Corp.	52,052	1,960,278
SunTrust Banks, Inc.	36,038	930,862
Wells Fargo & Co.	106,460	2,675,340
		10,777,975
Beverages – 3.6%
Diageo PLC	75,135	1,296,372
Heineken NV	38,885	2,016,460
PepsiCo, Inc.	30,384	2,018,713
		5,331,545
Biotechnology – 1.1%
Genzyme Corp. (a)	21,969	1,555,186
Chemicals – 4.2%
Linde AG	15,991	2,080,945
Monsanto Co.	18,290	876,640
Praxair, Inc.	20,137	1,817,565
The Sherwin-Williams Co.	18,777	1,410,904
		6,186,054
Commercial Services – 2.1%
MasterCard, Inc. Class A	8,122	1,819,328
Visa, Inc. Class A	18,170	1,349,304
		3,168,632
Computers – 8.0%
Accenture PLC Class A	45,000	1,912,050
Apple, Inc. (a)	13,697	3,886,524
EMC Corp. (a)	139,219	2,827,538
Hewlett-Packard Co.	46,482	1,955,497
International Business Machines Corp.	8,772	1,176,676
		11,758,285
Cosmetics & Personal Care – 3.4%
Colgate-Palmolive Co.	20,674	1,589,003
The Procter & Gamble Co.	56,238	3,372,593
		4,961,596
Diversified Financial – 7.0%
American Express Co.	40,248	1,691,623
The Charles Schwab Corp.	69,643	968,038
Franklin Resources, Inc.	14,273	1,525,784
The Goldman Sachs Group, Inc.	16,419	2,373,859
JP Morgan Chase & Co.	100,952	3,843,242
		10,402,546
Electric – 2.2%
Alliant Energy Corp.	27,860	1,012,711
American Electric Power Co., Inc.	25,983	941,364
Wisconsin Energy Corp.	22,670	1,310,326
		3,264,401
Entertainment – 0.6%
International Game Technology	35,697	515,822
Ladbrokes PLC	163,923	346,209
		862,031
Foods – 1.7%
General Mills, Inc.	33,748	1,233,152
Nestle SA	23,365	1,247,551
		2,480,703
Health Care — Products – 6.8%
Baxter International, Inc.	20,217	964,553
Becton, Dickinson & Co.	23,744	1,759,430
Johnson & Johnson	53,898	3,339,520
Medtronic, Inc.	68,608	2,303,857
St. Jude Medical, Inc. (a)	44,608	1,754,879
		10,122,239
Health Care — Services – 0.6%
Thermo Fisher Scientific, Inc. (a)	18,400	880,992
Household Products – 1.2%
Reckitt Benckiser Group PLC	31,636	1,743,761
Insurance – 2.8%
Aflac, Inc.	37,618	1,945,227
Aon Corp.	23,983	937,975
The Travelers Cos., Inc.	24,036	1,252,275
		4,135,477
Internet – 3.0%
Google, Inc. Class A (a)	6,215	3,267,785
VeriSign, Inc. (a)	37,752	1,198,248
		4,466,033
Leisure Time – 0.4%
Carnival Corp.	15,051	575,099
Lodging – 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	8,975	471,636
Manufacturing – 3.7%
3M Co.	26,983	2,339,696
Danaher Corp.	78,382	3,183,093
		5,522,789
Media – 2.1%
The Walt Disney Co.	95,417	3,159,257
Oil & Gas – 8.0%
Chevron Corp.	33,901	2,747,676
EOG Resources, Inc.	11,460	1,065,436
Exxon Mobil Corp.	19,829	1,225,234
Hess Corp.	27,892	1,648,975
Noble Corp.	28,790	972,814
Noble Energy, Inc.	17,709	1,329,769
Occidental Petroleum Corp.	18,301	1,432,968
QEP Resources, Inc.	30,761	927,137
Questar Corp.	31,431	550,985
		11,900,994
Oil & Gas Services – 2.9%
Halliburton Co.	49,159	1,625,688
National Oilwell Varco, Inc.	29,056	1,292,121
Schlumberger Ltd.	22,987	1,416,229
		4,334,038

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals – 4.1%
Abbott Laboratories	61,115	$3,192,648
Gilead Sciences, Inc. (a)	39,834	1,418,489
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	28,158	1,485,334
		6,096,471
Retail – 4.6%
Kohl's Corp. (a)	34,883	1,837,636
Nordstrom, Inc.	17,851	664,057
Staples, Inc.	75,953	1,588,937
Target Corp.	51,708	2,763,276
		6,853,906
Semiconductors – 2.4%
Intel Corp.	76,901	1,478,806
Microchip Technology, Inc.	50,229	1,579,702
Samsung Electronics Co. Ltd.	1,526	525,359
		3,583,867
Software – 2.9%
Adobe Systems, Inc. (a)	17,113	447,505
Oracle Corp.	142,500	3,826,125
		4,273,630
Telecommunications – 4.5%
American Tower Corp. Class A (a)	30,852	1,581,474
AT&T, Inc.	53,754	1,537,364
Cisco Systems, Inc. (a)	161,755	3,542,434
		6,661,272
Transportation – 1.3%
Canadian National Railway Co.	16,989	1,087,636
Expeditors International of Washington, Inc.	17,113	791,135
		1,878,771
TOTAL COMMON STOCK (Cost $135,903,210)		147,325,639
TOTAL EQUITIES (Cost $135,903,210)		147,325,639
TOTAL LONG-TERM INVESTMENTS (Cost $135,903,210)		147,325,639
	Principal Amount
SHORT-TERM INVESTMENTS – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$677,309	677,309
Time Deposits – 0.0%
Euro Time Deposit 0.010% 10/01/10	3,778	3,778
TOTAL SHORT-TERM INVESTMENTS (Cost $681,087)		681,087
TOTAL INVESTMENTS – 100.1% (Cost $136,584,297) (c)		148,006,726
Other Assets/ (Liabilities) – (0.1)%		(143,897)
NET ASSETS – 100.0%		$147,862,829

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $677,309. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $691,941.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.1%
COMMON STOCK – 97.1%
Aerospace & Defense – 5.8%
General Dynamics Corp.	12,600	$791,406
Northrop Grumman Corp.	13,500	818,505
Raytheon Co.	24,800	1,133,608
Rockwell Collins, Inc.	3,900	227,175
United Technologies Corp.	17,300	1,232,279
		4,202,973
Agriculture – 2.6%
Altria Group, Inc.	14,100	338,682
Lorillard, Inc.	3,900	313,209
Philip Morris International, Inc.	21,900	1,226,838
		1,878,729
Apparel – 1.1%
VF Corp.	9,400	761,588
Banks – 8.0%
Bank of America Corp.	64,600	846,906
Bank of New York Mellon Corp.	9,100	237,783
Bank of Nova Scotia	17,900	954,945
National Bank of Canada	14,800	933,473
Royal Bank of Canada	6,600	343,576
The Toronto-Dominion Bank	7,800	564,097
U.S. Bancorp	29,500	637,790
Wells Fargo & Co.	51,000	1,281,630
		5,800,200
Beverages – 2.4%
The Coca-Cola Co.	16,600	971,432
Diageo PLC	43,500	750,545
		1,721,977
Chemicals – 3.4%
The Dow Chemical Co.	7,900	216,934
E.I. du Pont de Nemours & Co.	28,700	1,280,594
Olin Corp.	18,700	376,992
Praxair, Inc.	6,500	586,690
		2,461,210
Coal – 0.5%
CONSOL Energy, Inc.	4,300	158,928
Peabody Energy Corp.	3,700	181,337
		340,265
Computers – 2.7%
Hewlett-Packard Co.	17,600	740,432
International Business Machines Corp.	8,900	1,193,846
		1,934,278
Cosmetics & Personal Care – 2.0%
Avon Products, Inc.	11,700	375,687
The Procter & Gamble Co.	18,000	1,079,460
		1,455,147
Diversified Financial – 2.7%
JP Morgan Chase & Co.	50,200	1,911,114
Electric – 6.8%
American Electric Power Co., Inc.	11,100	402,153
Consolidated Edison, Inc.	4,300	207,346
Dominion Resources, Inc.	16,000	698,560
Duke Energy Corp.	19,200	340,032
Entergy Corp.	6,100	466,833
FirstEnergy Corp.	5,000	192,700
ITC Holdings Corp.	3,100	192,975
NextEra Energy, Inc.	9,000	489,510
Northeast Utilities	6,000	177,420
PG&E Corp.	4,900	222,558
PPL Corp.	9,600	261,408
Public Service Enterprise Group, Inc.	17,000	562,360
The Southern Co.	13,400	499,016
Wisconsin Energy Corp.	3,800	219,640
		4,932,511
Foods – 4.0%
General Mills, Inc.	20,400	745,416
H.J. Heinz Co.	11,900	563,703
Kraft Foods, Inc. Class A	18,500	570,910
Unilever NV NY Shares	34,900	1,042,812
		2,922,841
Forest Products & Paper – 1.0%
MeadWestvaco Corp.	14,800	360,824
Temple-Inland, Inc.	13,000	242,580
Weyerhaeuser Co.	8,400	132,384
		735,788
Gas – 0.4%
Sempra Energy	5,700	306,660
Health Care — Products – 1.0%
Johnson & Johnson	11,800	731,128
Household Products – 2.1%
The Clorox Co.	12,000	801,120
Kimberly-Clark Corp.	10,900	709,045
		1,510,165
Insurance – 3.4%
The Chubb Corp.	14,800	843,452
Prudential Financial, Inc.	9,400	509,292
The Travelers Cos., Inc.	21,300	1,109,730
		2,462,474
Machinery — Construction & Mining – 2.0%
Caterpillar, Inc.	18,700	1,471,316
Machinery — Diversified – 2.4%
Deere & Co.	21,300	1,486,314
Rockwell Automation, Inc.	4,500	277,785
		1,764,099
Manufacturing – 3.2%
3M Co.	9,500	823,745
General Electric Co.	70,900	1,152,125
Honeywell International, Inc.	7,900	347,126
		2,322,996
Media – 0.6%
Comcast Corp. Special Class A	26,400	449,064
Mining – 5.3%
Barrick Gold Corp.	11,400	526,563
BHP Billiton Ltd.	52,200	1,984,761
Cameco Corp.	8,500	236,146
Rio Tinto Ltd.	9,600	710,424
Southern Copper Corp.	10,800	379,296
		3,837,190
Oil & Gas – 10.6%
Chevron Corp.	26,200	2,123,510
ConocoPhillips	12,600	723,618
EQT Corp.	11,800	425,508
Exxon Mobil Corp.	24,300	1,501,497
Marathon Oil Corp.	19,600	648,760
Murphy Oil Corp.	2,100	130,032

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	8,900	$696,870
Total SA Sponsored ADR (France)	28,100	1,449,960
		7,699,755
Oil & Gas Services – 1.4%
Halliburton Co.	22,400	740,768
Schlumberger Ltd.	4,700	289,567
		1,030,335
Packaging & Containers – 0.3%
Packaging Corp. of America	9,000	208,530
Pharmaceuticals – 5.1%
Abbott Laboratories	12,800	668,672
Bristol-Myers Squibb Co.	19,700	534,067
Mead Johnson Nutrition Co.	12,200	694,302
Merck & Co., Inc.	25,800	949,698
Pfizer, Inc.	50,800	872,236
		3,718,975
Pipelines – 1.7%
Enbridge, Inc.	16,900	884,687
Spectra Energy Corp.	15,700	354,035
		1,238,722
Retail – 4.0%
The Home Depot, Inc.	17,700	560,736
Limited Brands, Inc.	11,100	297,258
McDonald's Corp.	16,500	1,229,415
Wal-Mart Stores, Inc.	14,400	770,688
		2,858,097
Semiconductors – 0.9%
Intel Corp.	33,900	651,897
Software – 0.7%
Microsoft Corp.	21,300	521,637
Telecommunications – 6.0%
AT&T, Inc.	43,600	1,246,960
BCE, Inc.	8,700	282,750
CenturyLink, Inc.	9,700	382,762
Qwest Communications International, Inc.	157,200	985,644
Verizon Communications, Inc.	23,800	775,642
Vodafone Group PLC Sponsored ADR (United Kingdom)	15,200	377,112
Windstream Corp.	23,900	293,731
		4,344,601
Toys, Games & Hobbies – 0.4%
Mattel, Inc.	12,300	288,558
Transportation – 2.0%
Canadian National Railway Co.	13,200	845,064
United Parcel Service, Inc. Class B	8,500	566,865
		1,411,929
Water – 0.6%
American Water Works Co., Inc.	18,300	425,841
TOTAL COMMON STOCK (Cost $65,658,604)		70,312,590
TOTAL EQUITIES (Cost $65,658,604)		70,312,590
TOTAL LONG-TERM INVESTMENTS (Cost $65,658,604)		70,312,590
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (a)	$2,086,058	2,086,058
Time Deposits – 0.0%
Euro Time Deposit 0.010% 10/01/10	2,935	2,935
TOTAL SHORT-TERM INVESTMENTS (Cost $2,088,993)		2,088,993
TOTAL INVESTMENTS – 100.0% (Cost $67,747,597) (b)		72,401,583
Other Assets/ (Liabilities) – 0.0%		8,278
NET ASSETS – 100.0%		$72,409,861

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Maturity value of $2,086,059. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,130,243.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.8%
COMMON STOCK – 96.8%
Agriculture – 1.3%
Philip Morris International, Inc.	35,860	$2,008,877
Apparel – 1.2%
Nike, Inc. Class B	23,090	1,850,433
Auto Manufacturers – 0.4%
Paccar, Inc.	12,440	598,986
Beverages – 3.3%
The Coca-Cola Co.	51,310	3,002,661
PepsiCo, Inc.	28,480	1,892,211
		4,894,872
Biotechnology – 2.8%
Alexion Pharmaceuticals, Inc. (a)	10,470	673,849
Celgene Corp. (a)	50,410	2,904,120
Vertex Pharmaceuticals, Inc. (a)	18,810	650,262
		4,228,231
Chemicals – 1.7%
FMC Corp.	14,670	1,003,575
Praxair, Inc.	17,710	1,598,504
		2,602,079
Coal – 0.5%
Walter Energy, Inc.	9,860	801,519
Commercial Services – 1.6%
Visa, Inc. Class A	32,290	2,397,855
Computers – 8.8%
Apple, Inc. (a)	27,600	7,831,500
Cognizant Technology Solutions Corp. Class A (a)	20,530	1,323,569
EMC Corp. (a)	119,410	2,425,217
NetApp, Inc. (a)	29,610	1,474,282
		13,054,568
Cosmetics & Personal Care – 0.9%
Avon Products, Inc.	40,760	1,308,804
Diversified Financial – 6.5%
American Express Co.	48,940	2,056,948
BlackRock, Inc.	7,380	1,256,445
Franklin Resources, Inc.	18,150	1,940,235
IntercontinentalExchange, Inc. (a)	19,690	2,061,937
JP Morgan Chase & Co.	62,440	2,377,091
		9,692,656
Electric – 0.8%
The AES Corp. (a)	100,760	1,143,626
Electrical Components & Equipment – 1.0%
AMETEK, Inc.	31,160	1,488,513
Entertainment – 0.4%
DreamWorks Animation SKG, Inc. Class A (a)	20,180	643,944
Health Care — Products – 0.6%
ResMed, Inc. (a)	26,280	862,247
Household Products – 0.8%
Church & Dwight Co., Inc.	18,300	1,188,402
Internet – 8.8%
Amazon.com, Inc. (a)	31,070	4,879,854
Check Point Software Technologies Ltd. (a)	59,640	2,202,505
F5 Networks, Inc. (a)	9,350	970,624
Google, Inc. Class A (a)	7,270	3,822,493
Priceline.com, Inc. (a)	3,390	1,180,873
		13,056,349
Lodging – 1.8%
Marriott International, Inc. Class A	75,530	2,706,240
Machinery — Construction & Mining – 1.0%
Bucyrus International, Inc.	22,580	1,565,923
Machinery — Diversified – 4.6%
Cummins, Inc.	38,760	3,510,881
Deere & Co.	47,090	3,285,940
		6,796,821
Manufacturing – 2.4%
3M Co.	33,980	2,946,406
Danaher Corp.	14,120	573,413
		3,519,819
Media – 2.7%
Scripps Networks Interactive Class A	37,940	1,805,185
The Walt Disney Co.	67,690	2,241,216
		4,046,401
Metal Fabricate & Hardware – 2.0%
Precision Castparts Corp.	23,560	3,000,366
Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc.	17,350	1,481,517
Oil & Gas – 3.5%
Concho Resources, Inc. (a)	19,600	1,296,932
Occidental Petroleum Corp.	35,160	2,753,028
Petrohawk Energy Corp. (a)	73,800	1,191,132
		5,241,092
Oil & Gas Services – 3.5%
Halliburton Co.	87,580	2,896,270
Schlumberger Ltd.	37,980	2,339,948
		5,236,218
Pharmaceuticals – 6.5%
Allergan, Inc.	21,610	1,437,713
AmerisourceBergen Corp.	55,360	1,697,338
Express Scripts, Inc. (a)	35,240	1,716,188
Merck & Co., Inc.	39,590	1,457,308
Shire PLC Sponsored ADR (United Kingdom)	19,360	1,302,541
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	39,010	2,057,777
		9,668,865
Retail – 6.3%
Costco Wholesale Corp.	31,570	2,035,949
Kohl's Corp. (a)	30,290	1,595,677
Limited Brands, Inc.	33,040	884,811
McDonald's Corp.	25,240	1,880,633
Target Corp.	35,790	1,912,618
Tiffany & Co.	21,610	1,015,454
		9,325,142
Semiconductors – 1.7%
Broadcom Corp. Class A	27,090	958,715
Marvell Technology Group Ltd. (a)	85,950	1,504,985
		2,463,700

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 7.3%
Adobe Systems, Inc. (a)	34,770	$909,235
Autodesk, Inc. (a)	46,790	1,495,876
Citrix Systems, Inc. (a)	27,720	1,891,613
Microsoft Corp.	139,930	3,426,886
Oracle Corp.	117,240	3,147,894
		10,871,504
Telecommunications – 5.5%
American Tower Corp. Class A (a)	50,190	2,572,740
Cisco Systems, Inc. (a)	177,960	3,897,324
Juniper Networks, Inc. (a)	57,120	1,733,592
		8,203,656
Transportation – 5.6%
CSX Corp.	57,770	3,195,836
Expeditors International of Washington, Inc.	53,960	2,494,571
FedEx Corp.	30,360	2,595,780
		8,286,187
TOTAL COMMON STOCK (Cost $135,138,095)		144,235,412
TOTAL EQUITIES (Cost $135,138,095)		144,235,412
TOTAL LONG-TERM INVESTMENTS (Cost $135,138,095)		144,235,412
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$4,104,017	4,104,017
TOTAL SHORT-TERM INVESTMENTS (Cost $4,104,017)		4,104,017
TOTAL INVESTMENTS – 99.5% (Cost $139,242,112) (c)		148,339,429
Other Assets/ (Liabilities) – 0.5%		713,425
NET ASSETS – 100.0%		$149,052,854

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,104,018. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $4,187,323.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 91.8%
COMMON STOCK – 91.8%
Aerospace & Defense – 0.3%
Lockheed Martin Corp.	9,830	$700,682
Agriculture – 1.2%
Philip Morris International, Inc.	45,240	2,534,345
Banks – 9.0%
Bank of New York Mellon Corp.	212,040	5,540,605
GAM Holding Ltd. (a)	86,940	1,321,414
Julius Baer Group Ltd.	95,740	3,496,206
Wells Fargo & Co.	369,773	9,292,396
		19,650,621
Beverages – 4.0%
The Coca-Cola Co.	52,530	3,074,056
Diageo PLC Sponsored ADR (United Kingdom)	41,600	2,870,816
Heineken Holding NV Class A	62,550	2,732,628
		8,677,500
Building Materials – 0.6%
Martin Marietta Materials, Inc.	17,700	1,362,369
Chemicals – 1.1%
Air Products & Chemicals, Inc.	4,180	346,188
Monsanto Co.	17,580	842,609
Potash Corporation of Saskatchewan, Inc.	5,032	724,809
Praxair, Inc.	4,600	415,196
		2,328,802
Coal – 0.8%
China Coal Energy Co. Class H	1,073,700	1,767,697
Commercial Services – 2.4%
Iron Mountain, Inc.	149,699	3,344,276
Moody's Corp.	48,890	1,221,272
Visa, Inc. Class A	8,760	650,518
		5,216,066
Computers – 0.9%
Hewlett-Packard Co.	45,100	1,897,357
Cosmetics & Personal Care – 1.3%
Natura Cosmeticos SA	13,700	367,282
The Procter & Gamble Co.	42,060	2,522,338
		2,889,620
Diversified Financial – 6.1%
American Express Co.	232,900	9,788,787
Ameriprise Financial, Inc.	42,590	2,015,785
The Charles Schwab Corp.	7,400	102,860
The Goldman Sachs Group, Inc.	8,300	1,200,014
JP Morgan Chase & Co.	6,016	229,029
		13,336,475
Electronics – 1.0%
Agilent Technologies, Inc. (a)	64,590	2,155,368
Engineering & Construction – 0.2%
ABB Ltd. Sponsored ADR (Switzerland) (a)	20,980	443,098
Foods – 0.8%
The Hershey Co.	15,650	744,784
Nestle SA	6,600	352,400
Unilever NV NY Shares	20,800	621,504
		1,718,688
Forest Products & Paper – 0.8%
Sino-Forest Corp. (a)	107,610	1,791,670
Sino-Forest Corp. (a) (b) (c)	3,900	64,934
		1,856,604
Health Care — Products – 4.2%
Baxter International, Inc.	27,290	1,302,006
Becton, Dickinson & Co.	29,500	2,185,950
Johnson & Johnson	92,890	5,755,464
		9,243,420
Holding Company — Diversified – 1.0%
China Merchants Holdings International Co. Ltd.	602,337	2,185,652
Housewares – 0.1%
Hunter Douglas NV	6,765	271,452
Insurance – 10.0%
Aon Corp.	6,000	234,660
Berkshire Hathaway, Inc. Class A (a)	40	4,980,000
Fairfax Financial Holdings Ltd.	1,070	435,504
Fairfax Financial Holdings Ltd.	2,220	903,790
Loews Corp.	180,350	6,835,265
Markel Corp. (a)	595	205,031
The Progressive Corp.	287,950	6,009,517
Transatlantic Holdings, Inc.	42,743	2,172,199
		21,775,966
Internet – 1.4%
Google, Inc. Class A (a)	4,455	2,342,394
Liberty Media Corp. - Interactive Class A (a)	52,450	719,090
		3,061,484
Leisure Time – 1.4%
Harley-Davidson, Inc.	104,130	2,961,457
Machinery — Construction & Mining – 1.1%
BHP Billiton PLC	36,200	1,157,332
Rio Tinto PLC	19,672	1,156,594
		2,313,926
Manufacturing – 0.5%
Tyco International Ltd.	28,490	1,046,438
Media – 0.7%
Grupo Televisa SA Sponsored ADR (Mexico)	49,200	930,864
Liberty Media Corp. - Starz Class A (a)	3,746	243,041
The Walt Disney Co.	12,000	397,320
		1,571,225
Mining – 0.2%
Vulcan Materials Co.	14,000	516,880
Oil & Gas – 13.2%
Canadian Natural Resources Ltd.	136,880	4,736,048
Devon Energy Corp.	105,440	6,826,186
EOG Resources, Inc.	90,160	8,382,175
Occidental Petroleum Corp.	95,330	7,464,339

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
OGX Petroleo e Gas Participacoes SA (a)	110,000	$1,429,118
		28,837,866
Oil & Gas Services – 0.9%
Schlumberger Ltd.	5,600	345,016
Transocean Ltd. (a)	25,159	1,617,472
		1,962,488
Packaging & Containers – 2.2%
Sealed Air Corp.	216,000	4,855,680
Pharmaceuticals – 6.8%
Express Scripts, Inc. (a)	74,480	3,627,176
Mead Johnson Nutrition Co.	18,830	1,071,615
Merck & Co., Inc.	159,705	5,878,741
Pfizer, Inc.	252,100	4,328,557
		14,906,089
Real Estate – 1.4%
Brookfield Asset Management, Inc. Class A	48,000	1,361,760
Hang Lung Properties Ltd.	265,000	1,729,610
		3,091,370
Retail – 11.3%
Bed Bath & Beyond, Inc. (a)	79,630	3,456,738
CarMax, Inc. (a)	73,670	2,052,446
Costco Wholesale Corp.	176,830	11,403,767
CVS Caremark Corp.	245,368	7,721,731
		24,634,682
Semiconductors – 1.8%
Texas Instruments, Inc.	145,800	3,957,012
Software – 1.9%
Activision Blizzard, Inc.	102,970	1,114,135
Dun & Bradstreet Corp.	11,450	848,903
Microsoft Corp.	91,400	2,238,386
		4,201,424
Telecommunications – 0.1%
America Movil SAB de CV Sponsored ADR (Mexico)	6,000	319,980
Transportation – 1.1%
China Shipping Development Co. Ltd. Class H	482,000	661,394
Kuehne & Nagel International AG	12,400	1,493,180
LLX Logistica SA (a)	28,300	154,406
		2,308,980
TOTAL COMMON STOCK (Cost $179,164,736)		200,558,763
TOTAL EQUITIES (Cost $179,164,736)		200,558,763
	Principal Amount
BONDS & NOTES – 0.8%
CORPORATE DEBT – 0.8%
Forest Products & Paper – 0.2%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (b) (d) 5.000% 8/01/13	$359,000	403,875
Leisure Time – 0.6%
Harley-Davidson, Inc. 15.000% 2/01/14	1,000,000	1,325,140
TOTAL CORPORATE DEBT (Cost $1,350,424)		1,729,015
TOTAL BONDS & NOTES (Cost $1,350,424)		1,729,015
TOTAL LONG-TERM INVESTMENTS (Cost $180,515,160)		202,287,778
SHORT-TERM INVESTMENTS – 6.7%
Repurchase Agreement – 6.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (e)	14,573,543	14,573,543
TOTAL SHORT-TERM INVESTMENTS (Cost $14,573,543)		14,573,543
TOTAL INVESTMENTS – 99.3% (Cost $195,088,703) (f)		216,861,321
Other Assets/ (Liabilities) – 0.7%		1,631,709
NET ASSETS – 100.0%		$218,493,030

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $468,809 or 0.21% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $403,875 or 0.18% of net assets.
(e)	Maturity value of $14,573,547. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $14,868,896.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.8%
COMMON STOCK – 95.8%
Advertising – 1.1%
Lamar Advertising Co. Class A (a)	110,000	$3,500,200
Aerospace & Defense – 1.9%
Alliant Techsystems, Inc. (a)	16,000	1,206,400
Goodrich Corp.	27,000	1,990,710
Rockwell Collins, Inc.	45,000	2,621,250
		5,818,360
Airlines – 0.1%
Southwest Airlines Co.	20,000	261,400
Automotive & Parts – 0.8%
WABCO Holdings, Inc. (a)	59,000	2,474,460
Banks – 2.0%
Fifth Third Bancorp	89,000	1,070,670
Marshall & Ilsley Corp.	178,000	1,253,120
Popular, Inc. (a)	377,000	1,093,300
SunTrust Banks, Inc.	45,000	1,162,350
TCF Financial Corp.	109,000	1,764,710
		6,344,150
Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc. (a)	24,000	1,544,640
Human Genome Sciences, Inc. (a)	90,000	2,681,100
Illumina, Inc. (a)	53,000	2,607,600
Regeneron Pharmaceuticals, Inc. (a)	40,000	1,096,000
Vertex Pharmaceuticals, Inc. (a)	44,000	1,521,080
		9,450,420
Coal – 1.8%
CONSOL Energy, Inc.	85,000	3,141,600
Peabody Energy Corp.	49,000	2,401,490
		5,543,090
Commercial Services – 7.4%
DeVry, Inc.	35,000	1,722,350
Education Management Corp. (a)	27,000	396,360
Gartner, Inc. (a)	42,500	1,251,200
Global Payments, Inc.	94,000	4,031,660
Hertz Global Holdings, Inc. (a)	276,000	2,922,840
Manpower, Inc.	38,000	1,983,600
Quanta Services, Inc. (a)	176,000	3,358,080
Robert Half International, Inc.	103,000	2,678,000
Verisk Analytics, Inc. Class A (a)	53,300	1,492,933
Western Union Co.	195,000	3,445,650
		23,282,673
Computers – 2.1%
IHS, Inc. Class A (a)	62,000	4,216,000
MICROS Systems, Inc. (a)	53,000	2,243,490
		6,459,490
Distribution & Wholesale – 1.1%
Fastenal Co.	68,000	3,616,920
Diversified Financial – 3.7%
CBOE Holdings, Inc.	32,000	641,280
Eaton Vance Corp.	63,000	1,829,520
Interactive Brokers Group, Inc. Class A (a)	65,000	1,118,650
IntercontinentalExchange, Inc. (a)	20,000	2,094,400
NYSE Euronext	75,000	2,142,750
Raymond James Financial, Inc.	47,000	1,190,510
TD Ameritrade Holding Corp. (a)	154,000	2,487,100
		11,504,210
Electric – 1.1%
Calpine Corp. (a)	273,000	3,398,850
Electrical Components & Equipment – 1.7%
A123 Systems, Inc. (a)	44,000	394,680
AMETEK, Inc.	103,000	4,920,310
		5,314,990
Electronics – 3.5%
Dolby Laboratories, Inc. Class A (a)	47,000	2,670,070
FLIR Systems, Inc. (a)	92,000	2,364,400
Trimble Navigation Ltd. (a)	78,000	2,733,120
Waters Corp. (a)	45,000	3,185,100
		10,952,690
Energy — Alternate Sources – 0.5%
First Solar, Inc. (a)	11,000	1,620,850
Engineering & Construction – 1.4%
Foster Wheeler AG (a)	36,000	880,560
McDermott International, Inc. (a)	228,000	3,369,840
		4,250,400
Entertainment – 0.2%
Madison Square Garden, Inc. Class A (a)	24,000	505,920
Foods – 0.8%
Whole Foods Market, Inc. (a)	69,000	2,560,590
Health Care — Products – 5.7%
Bruker Corp. (a)	60,000	841,800
C.R. Bard, Inc.	36,000	2,931,480
CareFusion Corp. (a)	114,000	2,831,760
Edwards Lifesciences Corp. (a)	58,000	3,888,900
Henry Schein, Inc. (a)	58,000	3,397,640
IDEXX Laboratories, Inc. (a)	35,000	2,160,200
QIAGEN NV (a)	109,000	1,933,660
		17,985,440
Health Care — Services – 2.3%
Community Health Systems, Inc. (a)	82,000	2,539,540
Covance, Inc. (a)	68,000	3,181,720
Laboratory Corporation of America Holdings (a)	21,000	1,647,030
		7,368,290
Insurance – 1.9%
Aon Corp.	61,000	2,385,710
Principal Financial Group, Inc.	75,000	1,944,000
W.R. Berkley Corp.	66,000	1,786,620
		6,116,330
Internet – 4.6%
Akamai Technologies, Inc. (a)	44,000	2,207,920
Equinix, Inc. (a)	16,000	1,637,600

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Expedia, Inc.	143,000	$4,034,030
Liberty Media Corp. - Interactive Class A (a)	154,000	2,111,340
McAfee, Inc. (a)	71,000	3,355,460
Rackspace Hosting, Inc. (a)	41,000	1,065,180
		14,411,530
Lodging – 2.7%
Choice Hotels International, Inc.	41,000	1,494,860
Gaylord Entertainment Co. (a)	45,000	1,372,500
Marriott International, Inc. Class A	107,000	3,833,810
Wynn Resorts Ltd.	22,000	1,908,940
		8,610,110
Machinery — Diversified – 3.9%
Babcock & Wilcox Co. (a)	98,000	2,085,440
Gardner Denver, Inc.	51,000	2,737,680
IDEX Corp.	82,000	2,911,820
Roper Industries, Inc.	62,000	4,041,160
Wabtec Corp.	7,000	334,530
		12,110,630
Manufacturing – 1.1%
Danaher Corp.	18,000	730,980
Harsco Corp.	31,000	761,980
Textron, Inc.	98,000	2,014,880
		3,507,840
Media – 3.9%
Cablevision Systems Corp. Class A	104,000	2,723,760
Discovery Communications, Inc. Series A (a)	54,000	2,351,700
Discovery Communications, Inc. Series C (a)	63,000	2,405,970
FactSet Research Systems, Inc.	36,000	2,920,680
Liberty Media Corp. - Starz Class A (a)	27,000	1,751,760
		12,153,870
Mining – 2.0%
Agnico-Eagle Mines Ltd.	62,000	4,403,860
Franco-Nevada Corp.	59,000	1,855,194
		6,259,054
Oil & Gas – 3.1%
Atlas Energy, Inc. (a)	58,000	1,661,120
Continental Resources, Inc. (a)	31,000	1,437,160
Range Resources Corp.	73,000	2,783,490
SM Energy Co.	35,000	1,311,100
Ultra Petroleum Corp. (a)	62,000	2,602,760
		9,795,630
Oil & Gas Services – 1.5%
FMC Technologies, Inc. (a)	45,000	3,073,050
Trican Well Service Ltd. (b)	16,500	263,019
Trican Well Service Ltd.	87,500	1,394,798
		4,730,867
Pharmaceuticals – 3.8%
BioMarin Pharmaceutical, Inc. (a)	43,000	961,050
Cephalon, Inc. (a)	54,000	3,371,760
DENTSPLY International, Inc.	88,000	2,813,360
Elan Corp. PLC Sponsored ADR (Ireland) (a)	131,000	753,250
SXC Health Solutions Corp. (a)	11,000	401,170
Theravance, Inc. (a)	51,000	1,025,100
Valeant Pharmaceuticals International, Inc.	103,292	2,587,470
		11,913,160
Real Estate – 0.2%
The St. Joe Co. (a)	27,000	671,490
Retail – 8.5%
Bed Bath & Beyond, Inc. (a)	36,000	1,562,760
CarMax, Inc. (a)	127,000	3,538,220
Chipotle Mexican Grill, Inc. (a)	24,000	4,128,000
Coach, Inc.	56,000	2,405,760
Dollar General Corp. (a)	107,000	3,129,750
MSC Industrial Direct Co., Inc. Class A	32,000	1,729,280
O'Reilly Automotive, Inc. (a)	56,000	2,979,200
Panera Bread Co. Class A (a)	13,000	1,151,930
Shoppers Drug Mart Corp.	81,000	3,146,525
Starbucks Corp.	55,000	1,406,900
Tim Hortons, Inc.	40,000	1,456,400
		26,634,725
Semiconductors – 7.5%
Altera Corp.	107,000	3,227,120
Cree, Inc. (a)	21,000	1,140,090
Intersil Corp. Class A	84,000	981,960
Marvell Technology Group Ltd. (a)	89,000	1,558,390
MEMC Electronic Materials, Inc. (a)	151,000	1,799,920
Microchip Technology, Inc.	85,000	2,673,250
National Semiconductor Corp.	128,000	1,634,560
NVIDIA Corp. (a)	89,000	1,039,520
PMC-Sierra, Inc. (a)	80,000	588,800
Rovi Corp. (a)	64,000	3,226,240
Silicon Laboratories, Inc. (a)	43,000	1,575,950
Varian Semiconductor Equipment Associates, Inc. (a)	57,000	1,640,460
Xilinx, Inc.	89,000	2,368,290
		23,454,550
Software – 6.0%
Autodesk, Inc. (a)	36,000	1,150,920
Cerner Corp. (a)	11,000	923,890
Electronic Arts, Inc. (a)	107,000	1,758,010
Fiserv, Inc. (a)	71,000	3,821,220
MSCI, Inc. Class A (a)	86,000	2,856,060
Nuance Communications, Inc. (a)	112,000	1,751,680
Red Hat, Inc. (a)	84,000	3,444,000
Smart Technologies, Inc. Class A (a)	13,000	176,150
Solera Holdings, Inc.	70,000	3,091,200
		18,973,130
Telecommunications – 2.4%
JDS Uniphase Corp. (a)	312,000	3,865,680
Juniper Networks, Inc. (a)	116,000	3,520,600
		7,386,280

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation – 0.5%
UTI Worldwide, Inc.	93,000	$1,495,440
TOTAL COMMON STOCK (Cost $244,188,423)		300,438,029
TOTAL EQUITIES (Cost $244,188,423)		300,438,029
MUTUAL FUNDS – 1.9%
Diversified Financial – 1.9%
T. Rowe Price Government Reserve Investment Fund	5,860,021	5,860,021
TOTAL MUTUAL FUNDS (Cost $5,860,021)		5,860,021
TOTAL LONG-TERM INVESTMENTS (Cost $250,048,444)		306,298,050
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (c)	$8,679,550	8,679,550
TOTAL SHORT-TERM INVESTMENTS (Cost $8,679,550)		8,679,550
TOTAL INVESTMENTS – 100.4% (Cost $258,727,994) (d)		314,977,600
Other Assets/ (Liabilities) – (0.4)%		(1,264,218)
NET ASSETS – 100.0%		$313,713,382

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $263,019 or 0.08% of net assets.
(c)	Maturity value of $8,679,552. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $8,854,978.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.6%
COMMON STOCK – 96.6%
Advertising – 0.8%
Omnicom Group, Inc.	76,900	$3,036,012
Airlines – 0.2%
Southwest Airlines Co.	55,800	729,306
Banks – 6.2%
Comerica, Inc.	161,562	6,002,028
Commerce Bancshares, Inc.	104,466	3,926,877
Northern Trust Corp.	194,802	9,397,249
State Street Corp.	60,000	2,259,600
SunTrust Banks, Inc.	108,800	2,810,304
		24,396,058
Beverages – 0.0%
Coca-Cola Enterprises, Inc.	2,500	77,500
Chemicals – 0.8%
Minerals Technologies, Inc.	52,781	3,109,857
Commercial Services – 0.8%
Automatic Data Processing, Inc.	40,500	1,702,215
Paychex, Inc.	49,200	1,352,508
		3,054,723
Computers – 1.1%
Accenture PLC Class A	51,900	2,205,231
Cadence Design Systems, Inc. (a)	214,900	1,639,687
Diebold, Inc.	6,307	196,085
Synopsys, Inc. (a)	15,800	391,366
		4,432,369
Distribution & Wholesale – 1.2%
Beacon Roofing Supply, Inc. (a)	136,900	1,994,633
Genuine Parts Co.	58,818	2,622,695
		4,617,328
Diversified Financial – 1.4%
Ameriprise Financial, Inc.	46,506	2,201,129
The Charles Schwab Corp.	118,400	1,645,760
Invesco Ltd.	64,600	1,371,458
T. Rowe Price Group, Inc.	7,700	385,500
		5,603,847
Electric – 10.0%
American Electric Power Co., Inc.	69,048	2,501,609
Consolidated Edison, Inc.	39,900	1,923,978
Great Plains Energy, Inc.	101,657	1,921,317
IDACORP, Inc.	24,973	897,030
Northeast Utilities	109,071	3,225,229
NV Energy, Inc.	484,300	6,368,545
PG&E Corp.	139,500	6,336,090
Portland General Electric Co.	139,281	2,824,619
Westar Energy, Inc.	204,777	4,961,747
Wisconsin Energy Corp.	46,139	2,666,834
Xcel Energy, Inc.	240,873	5,532,853
		39,159,851
Electrical Components & Equipment – 2.9%
Emerson Electric Co.	29,800	1,569,268
Hubbell, Inc. Class B	125,966	6,392,775
Molex, Inc.	163,180	3,415,357
		11,377,400
Electronics – 1.5%
Thomas & Betts Corp. (a)	132,700	5,443,354
Woodward Governor Co.	17,000	551,140
		5,994,494
Entertainment – 1.3%
International Speedway Corp. Class A	114,621	2,796,752
Speedway Motorsports, Inc.	135,854	2,130,191
		4,926,943
Environmental Controls – 4.3%
Republic Services, Inc.	412,028	12,562,734
Waste Management, Inc.	120,512	4,307,099
		16,869,833
Foods – 4.1%
ConAgra Foods, Inc.	360,509	7,909,567
H.J. Heinz Co.	112,500	5,329,125
Kellogg Co.	58,500	2,954,835
		16,193,527
Forest Products & Paper – 1.5%
MeadWestvaco Corp.	85,900	2,094,242
Weyerhaeuser Co.	241,893	3,812,234
		5,906,476
Gas – 0.7%
AGL Resources, Inc.	25,500	978,180
Southwest Gas Corp.	50,049	1,681,146
		2,659,326
Health Care — Products – 5.2%
Beckman Coulter, Inc.	120,681	5,888,026
Boston Scientific Corp. (a)	310,200	1,901,526
CareFusion Corp. (a)	83,921	2,084,598
Covidien PLC	49,600	1,993,424
Symmetry Medical, Inc. (a)	98,463	949,183
Zimmer Holdings, Inc. (a)	146,100	7,645,413
		20,462,170
Health Care — Services – 1.4%
LifePoint Hospitals, Inc. (a)	115,800	4,059,948
Select Medical Holdings Corp. (a)	201,105	1,548,508
		5,608,456
Home Builders – 0.7%
Toll Brothers, Inc. (a)	144,700	2,752,194
Home Furnishing – 0.4%
Whirlpool Corp.	19,700	1,594,912
Household Products – 2.7%
The Clorox Co.	17,400	1,161,624
Fortune Brands, Inc.	66,600	3,278,718
Kimberly-Clark Corp.	92,394	6,010,230
		10,450,572
Insurance – 11.2%
ACE Ltd.	85,300	4,968,725
The Allstate Corp.	96,200	3,035,110
Aon Corp.	212,700	8,318,697
The Chubb Corp.	59,800	3,408,002
The Hartford Financial Services Group, Inc.	8,400	192,780
HCC Insurance Holdings, Inc.	198,820	5,187,214
Marsh & McLennan Cos., Inc.	297,611	7,178,377
Symetra Financial Corp.	284,032	2,970,975

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transatlantic Holdings, Inc.	85,964	$4,368,690
The Travelers Cos., Inc.	85,100	4,433,710
		44,062,280
Machinery — Diversified – 0.9%
Altra Holdings, Inc. (a)	180,278	2,655,495
Robbins & Myers, Inc.	38,200	1,022,996
		3,678,491
Manufacturing – 2.0%
Harsco Corp.	98,200	2,413,756
ITT Corp.	53,100	2,486,673
Tyco International Ltd.	79,400	2,916,362
		7,816,791
Media – 0.3%
Scholastic Corp.	46,200	1,285,284
Metal Fabricate & Hardware – 1.5%
Kaydon Corp.	174,410	6,034,586
Mining – 1.5%
Newmont Mining Corp.	54,589	3,428,735
Vulcan Materials Co.	62,500	2,307,500
		5,736,235
Office Equipment/Supplies – 0.7%
Pitney Bowes, Inc.	124,400	2,659,672
Oil & Gas – 8.3%
Apache Corp.	14,327	1,400,608
Devon Energy Corp.	78,500	5,082,090
EQT Corp.	198,299	7,150,662
Imperial Oil Ltd.	271,600	10,286,739
Murphy Oil Corp.	63,600	3,938,112
Noble Energy, Inc.	32,900	2,470,461
Ultra Petroleum Corp. (a)	56,400	2,367,672
		32,696,344
Oil & Gas Services – 0.9%
Baker Hughes, Inc.	83,400	3,552,840
Packaging & Containers – 1.2%
Bemis Co., Inc.	148,766	4,723,320
Pharmaceuticals – 0.7%
Patterson Cos., Inc.	91,900	2,632,935
Pipelines – 0.2%
Williams Partners LP	18,709	793,262
Real Estate Investment Trusts (REITS) – 3.6%
Annaly Capital Management, Inc.	105,631	1,859,106
Boston Properties, Inc.	10,150	843,668
Government Properties Income Trust	149,710	3,997,257
HCP, Inc.	20,868	750,831
Host Hotels & Resorts, Inc.	131,238	1,900,326
Piedmont Office Realty Trust, Inc. Class A	264,088	4,993,904
		14,345,092
Retail – 6.1%
Best Buy Co., Inc.	55,500	2,266,065
CEC Entertainment, Inc. (a)	154,700	5,310,851
Lowe's Cos., Inc.	422,300	9,413,067
PetSmart, Inc.	90,900	3,181,500
Staples, Inc.	188,900	3,951,788
		24,123,271
Savings & Loans – 1.9%
Hudson City Bancorp, Inc.	245,900	3,014,734
People's United Financial, Inc.	354,212	4,636,635
		7,651,369
Semiconductors – 3.5%
Applied Materials, Inc.	527,200	6,157,696
Emulex Corp. (a)	277,100	2,892,924
KLA-Tencor Corp.	63,400	2,233,582
Teradyne, Inc. (a)	195,000	2,172,300
Verigy Ltd. (a)	62,300	506,499
		13,963,001
Telecommunications – 2.0%
Consolidated Communications Holdings, Inc.	102,000	1,904,340
Qwest Communications International, Inc.	648,400	4,065,468
Windstream Corp.	156,774	1,926,752
		7,896,560
Textiles – 0.6%
Cintas Corp.	82,900	2,283,895
Toys, Games & Hobbies – 0.3%
Mattel, Inc.	56,500	1,325,490
TOTAL COMMON STOCK (Cost $361,491,632)		380,273,872
TOTAL EQUITIES (Cost $361,491,632)		380,273,872
MUTUAL FUNDS – 1.6%
Diversified Financial – 1.6%
iShares Russell Midcap Value Index Fund	150,700	6,083,759
TOTAL MUTUAL FUNDS (Cost $6,071,236)		6,083,759
TOTAL LONG-TERM INVESTMENTS (Cost $367,562,868)		386,357,631
	Principal Amount
SHORT-TERM INVESTMENTS – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$5,980,548	5,980,548
TOTAL SHORT-TERM INVESTMENTS (Cost $5,980,548)		5,980,548
TOTAL INVESTMENTS – 99.7% (Cost $373,543,416) (c)		392,338,179
Other Assets/ (Liabilities) – 0.3%		1,317,203
NET ASSETS – 100.0%		$393,655,382

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $5,980,550. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $6,100,813.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	7,555,417	$76,234,159
MML Concentrated Growth Fund, Class I (a)	2,586,516	16,889,949
MML Equity Fund, Initial Class (a)	3,008,467	52,331,836
MML Equity Income Fund, Initial Class (a)	9,544,645	81,129,484
MML Foreign Fund, Initial Class (a)	3,302,947	28,834,723
MML Fundamental Value Fund, Class II (a) (b)	2,614,436	26,222,798
MML Global Fund, Class I (a)	2,408,367	18,616,677
MML High Yield Fund, Class II (a)	1,952,251	19,952,009
MML Inflation-Protected and Income Fund, Initial Class (a)	3,209,613	35,113,168
MML Large Cap Growth Fund, Initial Class (a)	3,586,052	33,529,582
MML Managed Bond Fund, Initial Class (a)	12,318,779	162,594,365
MML Mid Cap Growth Fund, Initial Class (a) (b)	3,537,185	38,024,744
MML Mid Cap Value Fund, Initial Class (a)	2,974,574	27,960,997
MML Money Market Fund, Initial Class (a)	137,401	137,270
MML PIMCO Total Return Fund, Class II (a) (b)	3,050,816	31,026,802
MML Short-Duration Bond Fund, Class II (a)	6,279,282	64,488,224
MML Small Cap Equity Fund, Initial Class (a)	1,120,389	9,170,538
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,181,556	18,562,927
MML Small Company Value Fund, Class II (a)	1,673,151	27,422,943
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	566,818	20,666,174
Oppenheimer Global Securities Fund, Non-Service Shares (a)	976,257	27,149,714
Oppenheimer International Growth Fund, Non-Service Shares (a)	22,212,068	38,648,999
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	7,685,000	42,421,200
		897,129,282
TOTAL MUTUAL FUNDS (Cost $789,648,832)		897,129,282
TOTAL LONG-TERM INVESTMENTS (Cost $789,648,832)		897,129,282
TOTAL INVESTMENTS – 100.1% (Cost $789,648,832) (c)		897,129,282
Other Assets/ (Liabilities) – (0.1)%		(468,243)
NET ASSETS – 100.0%		$896,661,039

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.6%
COMMON STOCK – 98.6%
Auto Manufacturers – 1.1%
Paccar, Inc.	2,372	$114,212
Biotechnology – 6.0%
Amgen, Inc. (a)	2,593	142,900
Biogen Idec, Inc. (a)	1,526	85,639
Celgene Corp. (a)	2,644	152,321
Genzyme Corp. (a)	1,855	131,315
Illumina, Inc. (a)	708	34,834
Life Technologies Corp. (a)	1,077	50,285
Vertex Pharmaceuticals, Inc. (a)	1,231	42,556
		639,850
Chemicals – 0.4%
Sigma-Aldrich Corp.	677	40,877
Commercial Services – 1.7%
Apollo Group, Inc. Class A (a)	870	44,674
Automatic Data Processing, Inc.	2,022	84,985
Paychex, Inc.	1,988	54,650
		184,309
Computers – 24.4%
Apple, Inc. (a)	7,396	2,098,615
Cognizant Technology Solutions Corp. Class A (a)	1,702	109,728
Dell, Inc. (a)	4,161	53,927
Logitech International SA (a)	1,005	17,487
NetApp, Inc. (a)	2,167	107,895
Research In Motion Ltd. (a)	3,066	149,283
SanDisk Corp. (a)	1,375	50,394
Seagate Technology (a)	2,721	32,053
		2,619,382
Distribution & Wholesale – 0.4%
Fastenal Co.	818	43,509
Electronics – 0.8%
Flextronics International Ltd. (a)	4,951	29,904
FLIR Systems, Inc. (a)	961	24,698
Garmin Ltd.	1,039	31,533
		86,135
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	435	64,097
Engineering & Construction – 0.2%
Foster Wheeler AG (a)	762	18,639
Environmental Controls – 0.3%
Stericycle, Inc. (a)	520	36,130
Health Care — Products – 1.3%
Henry Schein, Inc. (a)	529	30,989
Hologic, Inc. (a)	1,583	25,344
Intuitive Surgical, Inc. (a)	228	64,693
QIAGEN NV (a)	1,371	24,321
		145,347
Internet – 13.2%
Amazon.com, Inc. (a)	1,726	271,086
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,592	163,371
Check Point Software Technologies Ltd. (a)	1,195	44,131
eBay, Inc. (a)	5,681	138,616
Expedia, Inc.	1,623	45,785
Google, Inc. Class A (a)	870	457,437
Liberty Media Corp. - Interactive Class A (a)	3,184	43,653
Priceline.com, Inc. (a)	297	103,457
Symantec Corp. (a)	4,790	72,664
VeriSign, Inc. (a)	952	30,217
Yahoo!, Inc. (a)	3,752	53,166
		1,423,583
Lodging – 0.6%
Wynn Resorts Ltd.	782	67,854
Machinery — Construction & Mining – 0.4%
Joy Global, Inc.	589	41,418
Media – 4.1%
Comcast Corp. Class A	8,406	151,981
DIRECTV Class A (a)	3,662	152,449
DISH Network Corp. Class A	1,259	24,122
News Corp. Class A	8,270	108,006
		436,558
Pharmaceuticals – 6.2%
Cephalon, Inc. (a)	425	26,537
DENTSPLY International, Inc.	791	25,288
Express Scripts, Inc. (a)	2,809	136,798
Gilead Sciences, Inc. (a)	4,794	170,714
Mylan, Inc. (a)	1,824	34,310
Patterson Cos., Inc.	690	19,769
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	4,252	224,293
Warner Chilcott PLC Class A	1,459	32,740
		670,449
Retail – 5.1%
Bed Bath & Beyond, Inc. (a)	2,060	89,425
Costco Wholesale Corp.	1,342	86,546
O'Reilly Automotive, Inc. (a)	802	42,666
Ross Stores, Inc.	716	39,108
Sears Holdings Corp. (a)	672	48,478
Staples, Inc.	2,847	59,559
Starbucks Corp.	5,973	152,789
Urban Outfitters, Inc. (a)	967	30,403
		548,974
Semiconductors – 7.1%
Altera Corp.	2,507	75,611
Applied Materials, Inc.	4,029	47,059
Broadcom Corp. Class A	2,374	84,016
Intel Corp.	11,316	217,607
KLA-Tencor Corp.	1,184	41,712
Lam Research Corp. (a)	750	31,387
Linear Technology Corp.	1,739	53,439
Marvell Technology Group Ltd. (a)	3,601	63,054
Maxim Integrated Products, Inc.	1,703	31,523
Microchip Technology, Inc.	895	28,148
NVIDIA Corp. (a)	3,272	38,217
Xilinx, Inc.	1,992	53,007
		764,780
Software – 13.1%
Activision Blizzard, Inc.	6,370	68,923
Adobe Systems, Inc. (a)	2,987	78,110
Autodesk, Inc. (a)	1,370	43,799
BMC Software, Inc. (a)	1,210	48,981
CA, Inc.	2,875	60,720

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (a)	476	$39,979
Citrix Systems, Inc. (a)	1,289	87,961
Electronic Arts, Inc. (a)	1,932	31,743
Fiserv, Inc. (a)	1,092	58,771
Infosys Technologies Ltd. Sponsored ADR (India)	635	42,742
Intuit, Inc. (a)	2,296	100,588
Microsoft Corp.	17,287	423,359
Oracle Corp.	12,163	326,577
		1,412,253
Telecommunications – 9.4%
Cisco Systems, Inc. (a)	11,843	259,362
Millicom International Cellular SA	611	58,625
NII Holdings, Inc. (a)	950	39,045
QUALCOMM, Inc.	11,238	507,059
Virgin Media, Inc.	1,980	45,580
Vodafone Group PLC Sponsored ADR (United Kingdom)	4,108	101,919
		1,011,590
Textiles – 0.3%
Cintas Corp.	1,068	29,423
Toys, Games & Hobbies – 0.5%
Mattel, Inc.	2,380	55,835
Transportation – 1.4%
C.H. Robinson Worldwide, Inc.	951	66,494
Expeditors International of Washington, Inc.	1,208	55,846
J.B. Hunt Transport Services, Inc.	721	25,018
		147,358
TOTAL COMMON STOCK (Cost $8,147,357)		10,602,562
TOTAL EQUITIES (Cost $8,147,357)		10,602,562
MUTUAL FUNDS – 0.4%
Diversified Financial – 0.4%
PowerShares QQQ Trust, Series 1	775	38,037
TOTAL MUTUAL FUNDS (Cost $34,495)		38,037
TOTAL LONG-TERM INVESTMENTS (Cost $8,181,852)		10,640,599
	Principal Amount
SHORT-TERM INVESTMENTS – 1.4%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$102,924	102,924
U.S. Treasury Bills – 0.4%
U.S. Treasury Bill 0.211% 11/18/10 (c)	45,000	44,987
TOTAL SHORT-TERM INVESTMENTS (Cost $147,911)		147,911
TOTAL INVESTMENTS – 100.4% (Cost $8,329,763) (d)		10,788,510
Other Assets/ (Liabilities) – (0.4)%		(40,532)
NET ASSETS – 100.0%		$10,747,978

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $102,924. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $105,042.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 97.6%
CORPORATE DEBT – 25.8%
Banks – 5.1%
Bank of India 4.750% 9/30/15	$200,000	$206,885
Cie de Financement Foncier (a) 2.125% 4/22/13	1,000,000	1,018,127
GMAC, Inc. 7.500% 12/31/13	100,000	106,250
HBOS PLC FRN EUR (b) 1.054% 3/29/16	2,100,000	2,496,510
Santander US Debt SA Unipersonal (Acquired 10/07/10, Cost $200,000) (a) (c) 2.991% 10/07/13	200,000	199,640
State Bank of India (a) 4.500% 7/27/15	300,000	314,622
		4,342,034
Biotechnology – 0.8%
Amgen, Inc., Convertible 0.125% 2/01/11	700,000	697,375
Building Materials – 0.3%
Corporacion GEO SAB de CV (a) 8.875% 9/25/14	200,000	222,000
Chemicals – 0.3%
Lyondell Chemical Co. (a) 8.000% 11/01/17	200,000	218,500
Coal – 0.2%
Arch Western Finance LLC 6.750% 7/01/13	200,000	202,250
Diversified Financial – 7.8%
Ally Financial, Inc. (a) 7.500% 9/15/20	1,000,000	1,065,000
American Express Credit Corp. 5.875% 5/02/13	595,000	654,855
American General Finance Corp. EUR (b) 4.125% 11/29/13	1,500,000	1,711,691
Countrywide Financial Corp. 5.800% 6/07/12	700,000	743,606
Ford Motor Credit Co. FRN 3.277% 1/13/12	200,000	199,800
Ford Motor Credit Co. 5.625% 9/15/15	1,200,000	1,233,983
Ford Motor Credit Co. 7.000% 10/01/13	100,000	107,287
Ford Motor Credit Co. 7.800% 6/01/12	100,000	106,351
International Lease Finance Corp. 5.750% 6/15/11	200,000	201,000
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	642,000
		6,665,573
Electric – 1.1%
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	100,000	101,708
Entergy Corp. 3.625% 9/15/15	100,000	100,983
Korea Electric Power Corp. (Acquired 10/05/10, Cost $199,328) (a) (c) 3.000% 10/05/15	200,000	199,328
Korea Hydro & Nuclear Power Co. Ltd. (Acquired 9/16/10, Cost $98,754) (a) (c) 3.125% 9/16/15	100,000	99,899
Majapahit Holdings BV (j) 7.250% 6/28/17	100,000	114,010
Majapahit Holdings BV (j) 7.750% 10/17/16	200,000	233,103
NRG Energy, Inc. (a) 8.250% 9/01/20	100,000	103,125
		952,156
Forest Products & Paper – 1.8%
Celulosa Arauco y Constitucion SA (Acquired 9/21/10, Cost $99,093) (a) (c) 5.000% 1/21/21	100,000	101,302
MeadWestvaco Corp. 6.850% 4/01/12	1,339,000	1,430,514
		1,531,816
Health Care — Products – 0.6%
Medtronic, Inc., Convertible 1.500% 4/15/11	500,000	500,625
Holding Company — Diversified – 2.0%
Hutchison Whampoa International Ltd. (a) 6.500% 2/13/13	1,000,000	1,102,665
Noble Group Ltd. (a) 6.625% 8/05/20	200,000	209,232
Noble Group Ltd. (j) 6.750% 1/29/20	100,000	107,700
Noble Group Ltd. (a) 6.750% 1/29/20	300,000	323,100
		1,742,697
Insurance – 1.2%
American International Group, Inc. VRN 8.175% 5/15/38	1,000,000	1,000,000
Iron & Steel – 0.3%
CSN Resources SA (a) 6.500% 7/21/20	200,000	213,250
Media – 1.3%
COX Communications, Inc. 7.125% 10/01/12	1,000,000	1,107,093
Oil & Gas – 2.5%
BP Capital Markets PLC 2.375% 12/14/11	800,000	803,237
Indian Oil Corp. Ltd. 4.750% 1/22/15	500,000	531,664
Petrobras International Finance Co. 5.750% 1/20/20	400,000	442,818
Petrobras International Finance Co. 8.375% 12/10/18	200,000	250,395
Transocean, Inc. 4.950% 11/15/15	100,000	103,987
		2,132,101
Pipelines – 0.4%
NGPL PipeCo LLC (a) 6.514% 12/15/12	300,000	319,031

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications – 0.1%
Qwest Corp. 7.875% 9/01/11	$100,000	$105,875
TOTAL CORPORATE DEBT (Cost $21,389,372)		21,952,376
MUNICIPAL OBLIGATIONS – 3.9%
Bay Area Toll Authority 6.793% 4/01/30	800,000	848,904
Los Angeles Community College District 6.600% 8/01/42	1,000,000	1,103,500
Los Angeles Community College District 6.750% 8/01/49	1,200,000	1,342,380
		3,294,784
TOTAL MUNICIPAL OBLIGATIONS (Cost $3,221,978)		3,294,784
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.0%
Commercial MBS – 2.0%
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 6.002% 8/12/45	1,500,000	1,640,863
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,620,937)		1,640,863
SOVEREIGN DEBT OBLIGATIONS – 2.5%
Banco Nacional de Desenvolvimento Economico e Social (Acquired 9/15/10, Cost $126,193) EUR (a) (b) (c) 4.125% 9/15/17	100,000	136,579
Brazilian Government International Bond 7.875% 3/07/15	600,000	736,500
Canada Housing Trust No. 1 CAD (b) 2.450% 12/15/15	1,200,000	1,176,115
Canada Housing Trust No. 1 CAD (b) 3.350% 12/15/20	100,000	98,722
		2,147,916
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,117,354)		2,147,916
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 25.7%
Pass-Through Securities – 25.7%
Federal National Mortgage Association
Pool #995672 4.500% 4/01/39	3,000,000	3,126,211
Pool #AC8512 4.500% 12/01/39	1,999,999	2,084,140
Pool #AD1656 4.500% 3/01/40	2,999,999	3,126,210
Pool #AD6926 4.500% 6/01/40	999,999	1,042,070
Federal National Mortgage Association TBA
Pool #3043 4.000% 6/01/38 (d)	1,000,000	1,028,125
Pool #11047 4.500% 1/01/38 (d)	11,000,000	11,457,187
		21,863,943
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $21,914,099)		21,863,943
U.S. TREASURY OBLIGATIONS – 37.7%
U.S. Treasury Bonds & Notes – 37.7%
U.S. Treasury Inflation Index 2.375% 1/15/27	1,945,890	2,244,499
U.S. Treasury Inflation Index 3.875% 4/15/29	397,845	553,146
U.S. Treasury Note 0.375% 8/31/12	7,200,000	7,194,938
U.S. Treasury Note 0.625% 6/30/12	1,300,000	1,305,383
U.S. Treasury Note 0.625% 7/31/12	5,300,000	5,322,463
U.S. Treasury Note 1.750% 7/31/15 (e)	11,900,000	12,187,738
U.S. Treasury Note 1.875% 8/31/17	400,000	399,719
U.S. Treasury Note 1.875% 9/30/17	100,000	99,770
U.S. Treasury Note 2.125% 5/31/15	1,600,000	1,668,312
U.S. Treasury Note 2.750% 11/30/16	400,000	425,062
U.S. Treasury Note 3.250% 12/31/16	600,000	654,961
		32,055,991
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,822,447)		32,055,991
TOTAL BONDS & NOTES (Cost $82,086,187)		82,955,873
TOTAL LONG-TERM INVESTMENTS (Cost $82,086,187)		82,955,873
SHORT-TERM INVESTMENTS – 16.3%
Repurchase Agreements – 16.0%
Barclays Capital Repurchase Agreement, dated 9/30/10, 0.280%, due 10/01/10 (f)	8,400,000	8,400,000
Credit Suisse First Boston Repurchase Agreement, dated 9/30/10, 0.200%, due 10/01/10 (g)	3,900,000	3,900,000
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (h)	1,284,040	1,284,040
		13,584,040
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill 0.010% 10/21/10 (i)	270,000	269,982
TOTAL SHORT-TERM INVESTMENTS (Cost $13,854,022)		13,854,022

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 113.9% (Cost $95,940,209) (k)	$96,809,895
Other Assets/ (Liabilities) – (13.9)%	(11,806,856)
NET ASSETS – 100.0%	$85,003,039

Notes to Portfolio of Investments
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $8,337,671 or 9.81% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $736,748 or 0.87% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	Maturity value of $8,400,065. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 07/01/23, and an aggregate market value, including accrued interest, of $8,692,528.
(g)	Maturity value of $3,900,022. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 09/30/12, and an aggregate market value, including accrued interest, of $3,990,256.
(h)	Maturity value of $1,284,040. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $1,310,890.
(i)	This security is held as collateral for open swap agreements. (Note 2).
(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2010, these securities amounted to a value of $454,813 or 0.54% of net assets.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.6%
COMMON STOCK – 98.6%
Advertising – 0.4%
APAC Customer Services, Inc. (a)	43,200	$244,512
Harte-Hanks, Inc.	47,700	556,659
Stroer Out-of-Home Media AG (a)	4,373	129,381
		930,552
Aerospace & Defense – 1.3%
Aerovironment, Inc. (a)	58,200	1,294,950
Cubic Corp.	20,900	852,720
Moog, Inc. Class A (a)	2,300	81,673
Teledyne Technologies, Inc. (a)	21,100	840,202
		3,069,545
Airlines – 1.4%
Allegiant Travel Co.	7,880	333,482
Continental Airlines, Inc. Class B (a)	30,800	765,072
Copa Holdings SA Class A	11,340	611,339
JetBlue Airways Corp. (a)	131,420	879,200
US Airways Group, Inc. (a)	74,800	691,900
		3,280,993
Apparel – 2.0%
Carter's, Inc. (a)	16,980	447,084
Crocs, Inc. (a)	1,530	19,905
Under Armour, Inc. Class A (a)	96,300	4,337,352
		4,804,341
Auto Manufacturers – 0.1%
Wabash National Corp. (a)	32,290	261,226
Automotive & Parts – 1.4%
ArvinMeritor, Inc. (a)	101,720	1,580,729
Tenneco, Inc. (a)	37,800	1,095,066
TRW Automotive Holdings Corp. (a)	18,300	760,548
		3,436,343
Banks – 2.0%
Boston Private Financial Holdings, Inc.	104,700	684,738
CVB Financial Corp.	27,900	209,529
East West Bancorp, Inc.	8,100	131,868
Huntington Bancshares, Inc.	67,700	383,859
MB Financial, Inc.	40,600	658,532
Synovus Financial Corp.	379,400	933,324
TCF Financial Corp.	27,000	437,130
Umpqua Holdings Corp.	56,400	639,576
Westamerica Bancorp.	13,600	741,064
		4,819,620
Beverages – 0.7%
Central European Distribution Corp. (a)	12,750	284,580
Cott Corp. (a)	70,500	553,425
Green Mountain Coffee Roasters, Inc. (a)	26,270	819,361
		1,657,366
Biotechnology – 1.3%
AMAG Pharmaceuticals, Inc. (a)	5,310	91,385
Incyte Corp. (a)	68,300	1,092,117
Regeneron Pharmaceuticals, Inc. (a)	32,840	899,816
Seattle Genetics, Inc. (a)	61,840	960,375
		3,043,693
Building Materials – 0.6%
Eagle Materials, Inc.	13,400	317,580
Lennox International, Inc.	16,400	683,716
Trex Co., Inc. (a)	20,664	394,062
		1,395,358
Chemicals – 0.6%
Methanex Corp.	35,600	871,844
Olin Corp.	25,000	504,000
		1,375,844
Commercial Services – 9.0%
Accretive Health, Inc. (a)	35,300	382,299
The Advisory Board Co. (a)	14,720	649,888
AerCap Holdings NV (a)	80,800	955,864
Capella Education Co. (a)	62,500	4,851,250
Convergys Corp. (a)	43,900	458,755
Corrections Corporation of America (a)	44,450	1,097,026
CoStar Group, Inc. (a)	54,900	2,674,179
Grand Canyon Education, Inc. (a)	20,490	449,346
Healthspring, Inc. (a)	29,600	764,864
HMS Holdings Corp. (a)	20,900	1,231,846
Huron Consulting Group, Inc. (a)	38,000	835,620
Localiza Rent a Car SA	40,980	686,944
Navitas Ltd.	59,215	242,858
PAREXEL International Corp. (a)	23,997	555,050
Pharmaceutical Product Development, Inc.	28,430	704,780
Steiner Leisure Ltd. (a)	4,900	186,690
Strayer Education, Inc.	20,500	3,577,250
SuccessFactors, Inc. (a)	21,810	547,649
Team Health Holdings, Inc. (a)	11,680	150,789
United Rentals, Inc. (a)	24,590	364,915
VistaPrint NV (a)	7,220	279,053
		21,646,915
Computers – 5.7%
Compellent Technologies, Inc. (a)	29,900	543,582
Fortinet, Inc. (a)	12,000	300,000
Lexmark International, Inc. Class A (a)	9,750	435,045
MICROS Systems, Inc. (a)	120,800	5,113,464
RealD, Inc. (a)	17,600	325,424
Riverbed Technology, Inc. (a)	70,150	3,197,437
Stratasys, Inc. (a)	101,400	2,810,808
SYKES Enterprises, Inc. (a)	79,553	1,080,330
		13,806,090
Cosmetics & Personal Care – 1.8%
Alberto-Culver Co.	116,200	4,374,930
Distribution & Wholesale – 3.8%
Beacon Roofing Supply, Inc. (a)	70,270	1,023,834
Ingram Micro, Inc. Class A (a)	53,600	903,696
LKQ Corp. (a)	251,088	5,222,630
Owens & Minor, Inc.	42,730	1,216,096

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Watsco, Inc.	13,100	$729,408
		9,095,664
Diversified Financial – 4.4%
Financial Engines, Inc. (a)	44,500	590,960
Greenhill & Co., Inc.	56,300	4,465,716
The NASDAQ OMX Group, Inc. (a)	51,100	992,873
Portfolio Recovery Associates, Inc. (a)	57,200	3,697,980
Stifel Financial Corp. (a)	20,690	957,740
		10,705,269
Electric – 0.4%
ITC Holdings Corp.	15,900	989,775
Electrical Components & Equipment – 2.0%
A123 Systems, Inc. (a)	46,300	415,311
General Cable Corp. (a)	136,900	3,712,728
SunPower Corp. Class B (a)	55,226	765,432
		4,893,471
Electronics – 2.2%
Celestica, Inc. (a)	84,800	714,864
Jabil Circuit, Inc.	81,600	1,175,856
Multi-Fineline Electronix, Inc. (a)	9,010	198,130
PerkinElmer, Inc.	104,000	2,406,560
Plexus Corp. (a)	9,080	266,498
Sanmina-SCI Corp. (a)	47,000	567,760
		5,329,668
Engineering & Construction – 0.2%
Aecom Technology Corp. (a)	21,500	521,590
Entertainment – 2.3%
Bally Technologies, Inc. (a)	22,500	786,375
Churchill Downs, Inc.	21,000	750,120
Cinemark Holdings, Inc.	41,300	664,930
DreamWorks Animation SKG, Inc. Class A (a)	46,700	1,490,197
Penn National Gaming, Inc. (a)	45,720	1,353,769
Vail Resorts, Inc. (a)	13,900	521,528
		5,566,919
Gas – 0.4%
UGI Corp.	30,000	858,300
Hand & Machine Tools – 0.4%
Regal-Beloit Corp.	15,000	880,350
Health Care — Products – 5.7%
American Medical Systems Holdings, Inc. (a)	19,170	375,349
Cyberonics, Inc. (a)	9,230	246,256
Masimo Corp.	89,700	2,449,707
NuVasive, Inc. (a)	136,600	4,800,124
Orthovita, Inc. (a)	155,852	353,784
Stereotaxis, Inc. (a)	125,800	520,812
Volcano Corp. (a)	189,027	4,910,922
		13,656,954
Health Care — Services – 2.6%
Fleury SA	31,900	394,709
Health Management Associates, Inc. Class A (a)	134,000	1,026,440
HEALTHSOUTH Corp. (a)	15,670	300,864
Healthways, Inc. (a)	120,400	1,401,456
ICON PLC Sponsored ADR (Ireland) (a)	14,034	303,415
Kindred Healthcare, Inc. (a)	44,700	581,994
Lincare Holdings, Inc.	15,485	388,519
RehabCare Group, Inc. (a)	27,900	564,138
Skilled Healthcare Group, Inc. Class A (a)	105,000	412,650
WellCare Health Plans, Inc. (a)	30,900	894,864
		6,269,049
Home Furnishing – 1.7%
DTS, Inc. (a)	46,150	1,761,546
Tempur-Pedic International, Inc. (a)	26,670	826,770
TiVo, Inc. (a)	160,800	1,456,848
		4,045,164
Household Products – 0.3%
Jarden Corp.	19,860	618,242
Insurance – 0.5%
Assured Guaranty Ltd.	17,530	299,938
eHealth, Inc. (a)	32,000	413,440
MGIC Investment Corp. (a)	66,700	615,641
		1,329,019
Internet – 4.7%
Archipelago Learning, Inc. (a)	102,800	1,230,516
Blue Nile, Inc. (a)	39,800	1,770,702
Constant Contact, Inc. (a)	104,300	2,235,149
DealerTrack Holdings, Inc. (a)	203,750	3,480,050
Equinix, Inc. (a)	5,070	518,915
GSI Commerce, Inc. (a)	17,140	423,358
IAC/InterActiveCorp (a)	26,200	688,274
S1 Corp. (a)	91,800	478,278
TIBCO Software, Inc. (a)	12,200	216,428
Websense, Inc. (a)	22,280	395,247
		11,436,917
Leisure Time – 0.2%
Brunswick Corp.	28,710	436,966
Lodging – 0.4%
Gaylord Entertainment Co. (a)	15,500	472,750
Home Inns & Hotels Management, Inc. ADR (China) (a)	5,570	275,381
Wyndham Worldwide Corp.	10,870	298,599
		1,046,730
Machinery — Diversified – 4.8%
China Valves Technology, Inc. (a)	43,400	336,784
Gardner Denver, Inc.	45,800	2,458,544
Graco, Inc.	88,500	2,808,105
Hollysys Automation Technologies Ltd. (a)	47,160	527,720
Lindsay Corp.	5,500	238,260
Nordson Corp.	13,700	1,009,553
Wabtec Corp.	87,300	4,172,067
		11,551,033
Manufacturing – 0.6%
Acuity Brands, Inc.	11,700	517,608
FreightCar America, Inc.	20,700	509,220
LSB Industries, Inc. (a)	17,660	327,946
		1,354,774
Media – 1.4%
FactSet Research Systems, Inc.	40,562	3,290,795
Mining – 0.3%
RTI International Metals, Inc. (a)	22,200	679,764
Office Furnishings – 0.4%
Knoll, Inc.	58,650	909,662

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 0.5%
Atlas Energy, Inc. (a)	16,400	$469,696
Comstock Resources, Inc. (a)	26,600	598,234
Frontier Oil Corp.	5,800	77,720
		1,145,650
Oil & Gas Services – 4.7%
Core Laboratories NV	28,000	2,465,120
Dresser-Rand Group, Inc. (a)	94,000	3,467,660
Dril-Quip, Inc. (a)	66,670	4,140,874
Global Industries Ltd. (a)	128,000	700,160
ION Geophysical Corp. (a)	65,000	334,100
Oceaneering International, Inc. (a)	5,780	311,311
		11,419,225
Packaging & Containers – 0.7%
Silgan Holdings, Inc.	55,730	1,766,641
Pharmaceuticals – 1.9%
Alkermes, Inc. (a)	21,250	311,313
Amylin Pharmaceuticals, Inc. (a)	34,100	710,985
Auxilium Pharmaceuticals, Inc. (a)	6,120	151,654
Cadence Pharmaceuticals, Inc. (a)	51,800	432,530
Cubist Pharmaceuticals, Inc. (a)	5,770	134,960
Herbalife Ltd.	8,090	488,231
Onyx Pharmaceuticals, Inc. (a)	9,480	250,082
Pharmasset, Inc. (a)	7,000	206,500
Rigel Pharmaceuticals, Inc. (a)	22,000	185,020
Salix Pharmaceuticals Ltd. (a)	19,240	764,213
SXC Health Solutions Corp. (a)	15,260	556,532
Targacept, Inc. (a)	21,800	487,012
		4,679,032
Real Estate Investment Trusts (REITS) – 1.1%
Glimcher Realty Trust	85,400	525,210
MFA Financial, Inc.	85,200	650,076
OMEGA Healthcare Investors, Inc.	31,200	700,440
Redwood Trust, Inc.	51,300	741,798
		2,617,524
Retail – 6.3%
AFC Enterprises, Inc (a)	11,600	143,840
The Cheesecake Factory, Inc. (a)	37,760	999,507
The Children's Place Retail Store, Inc. (a)	21,850	1,065,624
Columbia Sportswear Co.	35,600	2,080,464
Denny's Corp. (a)	191,000	594,010
Dick's Sporting Goods, Inc. (a)	15,200	426,208
Domino's Pizza UK & IRL PLC	55,909	413,466
DSW, Inc. Class A (a)	15,000	430,500
Hanesbrands, Inc. (a)	35,630	921,392
Lumber Liquidators Holdings, Inc. (a)	9,000	221,130
Nu Skin Enterprises, Inc. Class A	31,400	904,320
O'Reilly Automotive, Inc. (a)	55,890	2,973,348
Penske Auto Group, Inc. (a)	37,400	493,680
Rush Enterprises, Inc. Class A (a)	30,590	469,251
The Talbots, Inc. (a)	53,900	706,090
Zumiez, Inc. (a)	117,200	2,479,952
		15,322,782
Semiconductors – 4.1%
Applied Micro Circuits Corp. (a)	40,280	402,800
Cavium Networks, Inc. (a)	57,400	1,650,824
Nanometrics, Inc. (a)	64,900	976,745
Netlogic Microsystems, Inc. (a)	29,090	802,302
OmniVision Technologies, Inc. (a)	18,760	432,230
ON Semiconductor Corp. (a)	135,000	973,350
Power Integrations, Inc.	10,930	347,465
QLogic Corp. (a)	39,600	698,544
Rovi Corp. (a)	8,160	411,346
Semtech Corp. (a)	122,200	2,467,218
Skyworks Solutions, Inc. (a)	38,100	787,908
		9,950,732
Software – 5.7%
Allscripts Healthcare Solutions, Inc. (a)	22,900	422,963
Blackbaud, Inc.	43,950	1,056,558
Blackboard, Inc. (a)	29,200	1,052,368
CommVault Systems, Inc. (a)	110,400	2,873,712
Concur Technologies, Inc. (a)	31,860	1,575,158
Informatica Corp. (a)	36,660	1,408,110
Omnicell, Inc. (a)	63,813	834,674
Parametric Technology Corp. (a)	26,800	523,672
QLIK Technologies, Inc. (a)	8,700	191,835
Quest Software, Inc. (a)	2,700	66,393
RightNow Technologies, Inc. (a)	45,700	900,290
Rosetta Stone, Inc. (a)	86,961	1,847,052
SolarWinds, Inc. (a)	46,100	795,686
Totvs SA	3,800	290,844
		13,839,315
Telecommunications – 2.8%
Acme Packet, Inc. (a)	6,500	246,610
Aruba Networks, Inc. (a)	15,800	337,172
Atheros Communications. (a)	9,750	256,913
Ciena Corp. (a)	36,800	572,976
CommScope, Inc. (a)	6,900	163,806
Finisar Corp. (a)	32,010	601,468
Ixia (a)	16,600	205,840
Leap Wireless International, Inc. (a)	63,000	778,050
MetroPCS Communications, Inc. (a)	52,790	552,183
Polycom, Inc. (a)	21,630	590,066
RF Micro Devices, Inc. (a)	117,900	723,906
tw telecom, inc. (a)	44,100	818,937
Vonage Holdings Corp. (a)	387,000	986,850
		6,834,777
Toys, Games & Hobbies – 0.2%
RC2 Corp. (a)	24,540	514,113
Transportation – 2.6%
Con-way, Inc.	26,000	805,740
Genesee & Wyoming, Inc. Class A (a)	17,500	759,325

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hub Group, Inc. Class A (a)	22,700	$664,202
J.B. Hunt Transport Services, Inc.	84,580	2,934,926
Old Dominion Freight Line, Inc. (a)	18,745	476,498
Overseas Shipholding Group, Inc.	11,930	409,438
Vitran Corp., Inc. (a)	27,060	296,307
		6,346,436
TOTAL COMMON STOCK (Cost $208,463,044)		237,805,118
TOTAL EQUITIES (Cost $208,463,044)		237,805,118
MUTUAL FUNDS – 0.2%
Diversified Financial – 0.2%
iShares Russell 2000 Index Fund	8,824	595,355
TOTAL MUTUAL FUNDS (Cost $589,980)		595,355
TOTAL LONG-TERM INVESTMENTS (Cost $209,053,024)		238,400,473
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$4,521,813	4,521,813
TOTAL SHORT-TERM INVESTMENTS (Cost $4,521,813)		4,521,813
TOTAL INVESTMENTS – 100.7% (Cost $213,574,837) (c)		242,922,286
Other Assets/ (Liabilities) – (0.7)%		(1,751,277)
NET ASSETS – 100.0%		$241,171,009

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,521,814. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 12/25/38, and an aggregate market value, including accrued interest, of $4,618,564.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 98.5%
Aerospace & Defense – 2.5%
AAR Corp. (a)	3,760	$70,162
Aerovironment, Inc. (a)	1,416	31,506
Cubic Corp.	1,500	61,200
Curtiss-Wright Corp.	4,376	132,593
Esterline Technologies Corp. (a)	2,879	164,765
GenCorp, Inc. (a)	5,606	27,582
Kaman Corp.	2,448	64,162
Moog, Inc. Class A (a)	4,248	150,846
Orbital Sciences Corp. (a)	5,461	83,553
Teledyne Technologies, Inc. (a)	3,364	133,954
Triumph Group, Inc.	1,579	117,778
		1,038,101
Agriculture – 0.2%
Alliance One International, Inc. (a)	8,605	35,711
The Andersons, Inc.	1,668	63,217
		98,928
Airlines – 0.3%
Allegiant Travel Co.	1,513	64,030
SkyWest, Inc.	5,347	74,644
		138,674
Apparel – 2.8%
Carter's, Inc. (a)	5,554	146,237
Crocs, Inc. (a)	8,156	106,109
Deckers Outdoor Corp. (a)	3,702	184,952
Iconix Brand Group, Inc. (a)	6,818	119,315
K-Swiss, Inc. Class A (a)	2,579	32,882
Maidenform Brands, Inc. (a)	2,210	63,758
Oxford Industries, Inc.	1,289	30,652
Perry Ellis International, Inc. (a)	949	20,736
Quiksilver, Inc. (a)	12,016	46,983
Skechers U.S.A., Inc. Class A (a)	3,205	75,285
Steven Madden Ltd. (a)	2,101	86,267
True Religion Apparel, Inc. (a)	2,423	51,707
Volcom, Inc. (a)	1,638	31,319
Wolverine World Wide, Inc.	4,580	132,866
		1,129,068
Automotive & Parts – 0.3%
ATC Technology Corp. (a)	1,906	47,154
Spartan Motors, Inc.	3,010	13,966
Standard Motor Products, Inc.	1,882	19,818
Superior Industries International, Inc.	2,228	38,500
		119,438
Banks – 6.1%
Bank Mutual Corp.	4,500	23,355
Bank of the Ozarks, Inc.	1,243	46,103
Boston Private Financial Holdings, Inc.	7,279	47,605
City Holding Co.	1,471	45,116
Columbia Banking System, Inc.	3,671	72,135
Community Bank System, Inc.	3,112	71,607
East West Bancorp, Inc.	14,029	228,392
First BanCorp (a)	30,713	8,600
First Commonwealth Financial Corp.	8,820	48,069
First Financial Bancorp	5,465	91,156
First Financial Bankshares, Inc.	1,977	92,899
First Midwest Bancorp, Inc.	6,941	80,030
Glacier Bancorp, Inc.	6,816	99,514
Hancock Holding Co.	2,732	82,151
Hanmi Financial Corp. (a)	14,576	18,657
Home Bancshares, Inc.	2,083	42,327
Independent Bank Corp.	2,029	45,693
Nara Bancorp, Inc. (a)	3,625	25,593
National Penn Bancshares, Inc.	11,897	74,356
NBT Bancorp, Inc.	3,207	70,778
Old National Bancorp	8,283	86,971
Pinnacle Financial Partners, Inc. (a)	3,168	29,114
PrivateBancorp, Inc.	5,443	61,996
S&T Bancorp, Inc.	2,314	40,310
Signature Bank (a)	3,785	147,009
Simmons First National Corp. Class A	1,653	46,730
Sterling Bancorp	2,631	22,863
Sterling Bancshares, Inc.	9,368	50,306
Susquehanna Bancshares, Inc.	12,253	103,415
Tompkins Financial Corp.	768	30,459
Trustco Bank Corp. NY	7,300	40,588
UMB Financial Corp.	2,784	98,860
Umpqua Holdings Corp.	10,709	121,440
United Bankshares, Inc.	3,610	89,853
United Community Banks, Inc. (a)	9,016	20,196
Whitney Holding Corp.	9,113	74,453
Wilshire Bancorp, Inc.	1,857	12,145
Wintrust Financial Corp.	2,960	95,934
		2,486,778
Beverages – 0.3%
Boston Beer Co., Inc. Class A (a)	894	59,782
Peet's Coffee & Tea, Inc. (a)	1,223	41,863
		101,645
Biotechnology – 1.0%
Affymetrix, Inc. (a)	6,866	31,309
Arqule, Inc. (a)	3,537	18,216
Cambrex Corp. (a)	3,000	12,750
CryoLife, Inc. (a)	2,593	15,739
Enzo Biochem, Inc. (a)	2,900	11,020
Integra LifeSciences Holdings (a)	1,985	78,328
Martek Biosciences Corp. (a)	3,195	72,303
Regeneron Pharmaceuticals, Inc. (a)	6,335	173,579
		413,244
Building Materials – 1.4%
AAON, Inc.	1,122	26,390
Apogee Enterprises, Inc.	2,625	24,019
Comfort Systems USA, Inc.	3,489	37,437
Drew Industries, Inc. (a)	1,769	36,901
Eagle Materials, Inc.	4,144	98,213

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gibraltar Industries, Inc. (a)	2,947	$26,464
NCI Building Systems, Inc. (a)	1,640	15,629
Quanex Building Products Corp.	3,557	61,429
Simpson Manufacturing Co., Inc.	3,715	95,773
Texas Industries, Inc.	2,583	81,416
Universal Forest Products, Inc.	1,771	51,802
		555,473
Chemicals – 1.6%
A. Schulman, Inc.	2,961	59,664
American Vanguard Corp.	2,100	12,978
Arch Chemicals, Inc.	2,318	81,338
Balchem Corp.	2,680	82,705
H.B. Fuller Co.	4,599	91,382
OM Group, Inc. (a)	2,872	86,505
Penford Corp. (a)	1,200	5,532
PolyOne Corp. (a)	8,754	105,836
Quaker Chemical Corp.	1,000	32,560
Stepan Co.	738	43,623
Zep, Inc.	2,100	36,624
		638,747
Commercial Services – 6.6%
ABM Industries, Inc.	4,451	96,097
Administaff, Inc.	2,168	58,384
American Public Education, Inc. (a)	1,756	57,702
AMN Healthcare Services, Inc. (a)	3,078	15,821
Arbitron, Inc.	2,552	71,379
Bowne & Co., Inc.	3,766	42,669
Capella Education Co. (a)	1,604	124,503
CDI Corp.	1,201	15,517
Chemed Corp.	2,194	124,992
Coinstar, Inc. (a)	3,027	130,131
Consolidated Graphics, Inc. (a)	969	40,165
Corvel Corp. (a)	616	26,149
Cross Country Healthcare, Inc. (a)	2,900	20,851
Exponent, Inc. (a)	1,242	41,719
Forrester Research, Inc. (a)	1,403	46,411
The Geo Group, Inc. (a)	6,070	141,735
Healthcare Services Group, Inc.	4,093	93,280
Healthspring, Inc. (a)	5,373	138,838
Heartland Payment Systems, Inc.	3,600	54,792
Heidrick & Struggles International, Inc.	1,622	31,597
Hillenbrand, Inc.	5,864	126,135
HMS Holdings Corp. (a)	2,610	153,833
Kelly Services, Inc. Class A (a)	2,700	31,671
Kendle International, Inc. (a)	1,352	12,601
Landauer, Inc.	900	56,367
Live Nation Entertainment Inc (a)	14,063	138,942
Maximus, Inc.	1,660	102,223
Medifast, Inc. (a)	1,206	32,719
Midas, Inc. (a)	1,311	9,977
Monro Muffler Brake, Inc.	1,913	88,208
On Assignment, Inc. (a)	3,325	17,456
PAREXEL International Corp. (a)	5,562	128,649
Pre-Paid Legal Services, Inc. (a)	949	59,303
Rewards Network, Inc.	900	12,915
SFN Group, Inc. (a)	5,094	30,615
Startek, Inc. (a)	1,300	5,434
TeleTech Holdings, Inc. (a)	2,824	41,908
TrueBlue, Inc. (a)	4,185	57,125
Universal Technical Institute, Inc.	1,980	38,709
Viad Corp.	1,904	36,823
Volt Information Sciences, Inc. (a)	1,117	8,042
Wright Express Corp. (a)	3,563	127,235
		2,689,622
Computers – 1.7%
Agilysys, Inc. (a)	1,842	11,973
CACI International, Inc. Class A (a)	2,899	131,209
Ciber, Inc. (a)	6,428	19,348
Compellent Technologies, Inc. (a)	2,242	40,760
Hutchinson Technology, Inc. (a)	2,421	8,401
Integral Systems, Inc. (a)	1,800	13,284
Manhattan Associates, Inc. (a)	2,094	61,459
Mercury Computer Systems, Inc. (a)	2,226	26,779
MTS Systems Corp.	1,469	45,539
NCI, Inc. Class A (a)	800	15,136
Netscout Systems, Inc. (a)	3,326	68,216
Radiant Systems, Inc. (a)	3,012	51,505
RadiSys Corp. (a)	2,200	20,724
Stratasys, Inc. (a)	1,900	52,668
SYKES Enterprises, Inc. (a)	3,935	53,437
Synaptics, Inc. (a)	3,269	91,990
		712,428
Distribution & Wholesale – 1.3%
Brightpoint, Inc. (a)	6,639	46,407
MWI Veterinary Supply, Inc. (a)	1,164	67,186
Pool Corp.	4,701	94,349
ScanSource, Inc. (a)	2,548	70,681
United Stationers, Inc. (a)	2,236	119,648
Watsco, Inc.	2,667	148,499
		546,770
Diversified Financial – 1.6%
Interactive Brokers Group, Inc. Class A (a)	4,000	68,840
Investment Technology Group, Inc. (a)	4,056	57,676
LaBranche & Co., Inc. (a)	3,401	13,264
National Financial Partners Corp. (a)	3,929	49,780
optionsXpress Holdings, Inc. (a)	4,072	62,546
Piper Jaffray Cos., Inc. (a)	1,496	43,579
Portfolio Recovery Associates, Inc. (a)	1,627	105,186
Stifel Financial Corp. (a)	3,329	154,099
SWS Group, Inc.	2,679	19,208
TradeStation Group, Inc. (a)	3,865	25,432
World Acceptance Corp. (a)	1,514	66,858
		666,468
Electric – 1.8%
Allete, Inc.	2,865	104,372
Avista Corp.	5,255	109,725

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Central Vermont Public Service Corp.	1,200	$24,204
CH Energy Group, Inc.	1,521	67,167
El Paso Electric Co. (a)	4,158	98,877
NorthWestern Corp.	3,388	96,558
UIL Holdings Corp.	4,571	128,719
Unisource Energy Corp.	3,459	115,635
		745,257
Electrical Components & Equipment – 1.0%
Advanced Energy Industries, Inc. (a)	3,678	48,035
Belden, Inc.	4,446	117,285
Encore Wire Corp.	1,781	36,528
Greatbatch, Inc. (a)	2,200	51,018
Littelfuse, Inc. (a)	2,127	92,950
Powell Industries, Inc. (a)	866	26,950
Vicor Corp.	1,855	27,102
		399,868
Electronics – 4.0%
American Science & Engineering, Inc.	853	62,824
Analogic Corp.	1,243	55,786
Badger Meter, Inc.	1,346	54,486
Bel Fuse, Inc. Class B	1,100	22,902
Benchmark Electronics, Inc. (a)	5,913	96,973
Brady Corp. Class A	4,960	144,683
Checkpoint Systems, Inc. (a)	3,712	75,539
Cogent, Inc. (a)	5,272	56,094
CTS Corp.	3,289	31,640
Cymer, Inc. (a)	2,728	101,154
Daktronics, Inc.	3,277	32,180
Dionex Corp. (a)	1,671	144,441
Electro Scientific Industries, Inc. (a)	2,260	25,109
Faro Technologies, Inc. (a)	1,566	34,155
FEI Co. (a)	3,553	69,532
II-VI, Inc. (a)	2,325	86,792
Keithley Instruments, Inc.	1,219	26,221
Lo-Jack Corp. (a)	2,000	7,640
Methode Electronics, Inc.	3,400	30,872
Newport Corp. (a)	3,425	38,840
OSI Systems, Inc. (a)	1,691	61,417
Park Electrochemical Corp.	1,968	51,837
Plexus Corp. (a)	3,781	110,972
Rogers Corp. (a)	1,442	45,394
Sonic Solutions (a)	2,830	32,205
Technitrol, Inc.	3,799	16,754
TTM Technologies, Inc. (a)	4,154	40,668
Watts Water Technologies, Inc. Class A	2,685	91,424
		1,648,534
Energy — Alternate Sources – 0.1%
Headwaters, Inc. (a)	5,522	19,879
Engineering & Construction – 0.8%
Dycom Industries, Inc. (a)	3,535	35,315
Emcor Group, Inc. (a)	6,227	153,122
Insituform Technologies, Inc. Class A (a)	3,728	90,143
Orion Marine Group, Inc. (a)	2,605	32,328
		310,908
Entertainment – 0.3%
Pinnacle Entertainment, Inc. (a)	5,829	64,993
Shuffle Master, Inc. (a)	4,994	42,000
		106,993
Environmental Controls – 0.7%
Calgon Carbon Corp. (a)	5,323	77,183
Darling International, Inc. (a)	7,855	66,925
TETRA Technologies, Inc. (a)	5,873	123,157
		267,265
Foods – 2.0%
Cal-Maine Foods, Inc.	1,269	36,776
Calavo Growers, Inc.	1,095	23,739
Diamond Foods, Inc.	2,006	82,226
The Great Atlantic & Pacific Tea Co., Inc. (a)	2,676	10,597
Hain Celestial Group, Inc. (a)	3,992	95,728
J&J Snack Foods Corp.	1,353	56,731
Lance, Inc.	3,016	64,241
Nash Finch Co.	1,172	49,857
Sanderson Farms, Inc.	1,847	79,957
Spartan Stores, Inc.	2,153	31,218
TreeHouse Foods, Inc. (a)	3,378	155,726
United Natural Foods, Inc. (a)	4,442	147,208
		834,004
Forest Products & Paper – 0.8%
Buckeye Technologies, Inc.	3,700	54,427
Clearwater Paper Corp. (a)	1,100	83,688
Deltic Timber Corp.	1,018	45,606
Neenah Paper, Inc.	1,380	20,976
Schweitzer-Mauduit International, Inc.	1,740	101,459
Wausau Paper Corp. (a)	4,750	39,378
		345,534
Gas – 2.0%
The Laclede Group, Inc.	2,110	72,626
New Jersey Resources Corp.	3,853	151,115
Northwest Natural Gas Co.	2,533	120,191
Piedmont Natural Gas Co., Inc.	6,797	197,113
South Jersey Industries, Inc.	2,847	140,841
Southwest Gas Corp.	4,247	142,657
		824,543
Health Care — Products – 3.4%
Abaxis, Inc. (a)	2,127	49,134
American Medical Systems Holdings, Inc. (a)	7,166	140,310
Cantel Medical Corp.	1,192	19,310
CONMED Corp. (a)	2,752	61,672
The Cooper Cos., Inc.	4,459	206,095
Cyberonics, Inc. (a)	2,215	59,096
Haemonetics Corp. (a)	2,369	138,658
Hanger Orthopedic Group, Inc. (a)	3,100	45,074
ICU Medical, Inc. (a)	1,045	38,968
Invacare Corp.	3,011	79,822
Kensey Nash Corp. (a)	785	22,679
LCA-Vision, Inc. (a)	1,718	9,569
Meridian Bioscience, Inc.	3,839	83,997
Merit Medical Systems, Inc. (a)	2,712	43,094
Natus Medical, Inc. (a)	2,700	39,339
Osteotech, Inc. (a)	1,594	10,297

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Palomar Medical Technologies, Inc. (a)	1,723	$17,799
PSS World Medical, Inc. (a)	5,312	113,570
SurModics, Inc. (a)	1,530	18,238
Symmetry Medical, Inc. (a)	3,456	33,316
West Pharmaceutical Services, Inc.	3,158	108,351
Zoll Medical Corp. (a)	2,049	66,121
		1,404,509
Health Care — Services – 2.6%
Air Methods Corp. (a)	1,049	43,617
Almost Family, Inc. (a)	773	22,904
Amedisys, Inc. (a)	2,662	63,356
AMERIGROUP Corp. (a)	4,783	203,134
AmSurg Corp. (a)	2,950	51,566
Bio-Reference Laboratories, Inc. (a)	2,304	48,062
Centene Corp. (a)	4,619	108,962
The Ensign Group, Inc.	1,246	22,366
Genoptix, Inc. (a)	1,700	24,140
Gentiva Health Services, Inc. (a)	2,824	61,704
Healthways, Inc. (a)	3,285	38,237
The IPC Hospitalist Co. (a)	1,553	42,428
LHC Group, Inc. (a)	1,477	34,252
Magellan Health Services, Inc. (a)	3,197	151,026
Medcath Corp. (a)	1,839	18,519
Molina Healthcare, Inc. (a)	1,599	43,157
RehabCare Group, Inc. (a)	2,369	47,901
Res-Care, Inc. (a)	2,400	31,848
		1,057,179
Home Builders – 0.4%
M/I Homes, Inc. (a)	1,688	17,505
Meritage Home Corp. (a)	3,015	59,154
Skyline Corp.	700	14,182
Standard Pacific Corp. (a)	9,241	36,687
Winnebago Industries, Inc. (a)	2,653	27,644
		155,172
Home Furnishing – 0.5%
Audiovox Corp. Class A (a)	1,900	12,996
DTS, Inc. (a)	1,635	62,408
Ethan Allen Interiors, Inc.	2,743	47,893
La-Z-Boy, Inc. (a)	5,000	42,200
Universal Electronics, Inc. (a)	1,300	27,105
		192,602
Household Products – 0.6%
Blyth, Inc.	517	21,321
Central Garden & Pet Co. Class A (a)	5,399	55,934
Helen of Troy Ltd. (a)	2,921	73,872
Kid Brands, Inc. (a)	1,983	17,054
The Standard Register Co.	1,300	3,796
WD-40 Co.	1,497	56,916
		228,893
Housewares – 0.5%
National Presto Industries, Inc.	499	53,129
The Toro Co.	2,993	168,296
		221,425
Insurance – 2.6%
American Physicians Capital, Inc.	743	30,805
AMERISAFE, Inc. (a)	1,800	33,804
Delphi Financial Group, Inc. Class A	5,075	126,824
eHealth, Inc. (a)	2,210	28,553
Employers Holdings, Inc.	3,917	61,771
Horace Mann Educators Corp.	3,705	65,875
Infinity Property & Casualty Corp.	1,207	58,865
The Navigators Group, Inc. (a)	1,195	53,333
Presidential Life Corp.	2,101	20,590
ProAssurance Corp. (a)	3,045	175,362
RLI Corp.	1,583	89,629
Safety Insurance Group, Inc.	1,429	60,047
Selective Insurance Group, Inc.	5,009	81,597
Stewart Information Services Corp.	1,684	19,063
Tower Group, Inc.	4,027	94,030
United Fire & Casualty Co.	2,033	43,120
		1,043,268
Internet – 1.9%
Blue Coat Systems, Inc. (a)	4,007	96,408
Blue Nile, Inc. (a)	1,370	60,951
Comscore, Inc. (a)	2,414	56,777
DealerTrack Holdings, Inc. (a)	3,819	65,229
eResearch Technology, Inc. (a)	4,118	30,803
InfoSpace, Inc. (a)	3,386	29,323
j2 Global Communications, Inc. (a)	4,312	102,583
The Knot, Inc. (a)	2,784	25,418
Liquidity Services, Inc. (a)	1,622	25,968
NutriSystem, Inc.	2,502	48,138
PC-Tel, Inc. (a)	1,692	10,389
Perficient, Inc. (a)	2,782	25,427
Sourcefire, Inc. (a)	2,652	76,484
Stamps.com, Inc. (a)	1,162	15,106
United Online, Inc.	8,049	46,040
Websense, Inc. (a)	4,023	71,368
		786,412
Iron & Steel – 0.1%
Olympic Steel, Inc.	902	20,737
Leisure Time – 1.1%
Arctic Cat, Inc. (a)	1,149	11,777
Brunswick Corp.	8,348	127,057
Callaway Golf Co.	5,970	41,790
Interval Leisure Group, Inc. (a)	3,800	51,186
Multimedia Games, Inc. (a)	2,500	9,250
Nautilus, Inc. (a)	1,835	2,441
Polaris Industries, Inc.	3,193	207,864
		451,365
Lodging – 0.1%
Marcus Corp.	2,086	24,719
Monarch Casino & Resort, Inc. (a)	1,016	11,389
		36,108
Machinery — Construction & Mining – 0.1%
Astec Industries, Inc. (a)	1,878	53,579
Machinery — Diversified – 1.5%
Albany International Corp. Class A	2,611	49,400

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Applied Industrial Technologies, Inc.	3,518	$107,651
Briggs & Stratton Corp.	4,736	90,031
Cascade Corp.	800	25,440
Cognex Corp.	3,778	101,326
Gerber Scientific, Inc. (a)	2,500	15,425
Intermec, Inc. (a)	4,699	57,610
Intevac, Inc. (a)	2,105	21,071
Lindsay Corp.	1,188	51,464
Robbins & Myers, Inc.	3,133	83,902
		603,320
Manufacturing – 2.6%
A.O. Smith Corp.	2,133	123,479
Actuant Corp. Class A	6,389	146,691
AZZ, Inc.	1,200	51,408
Barnes Group, Inc.	4,266	75,039
Ceradyne, Inc. (a)	2,360	55,106
CLARCOR, Inc.	4,725	182,527
EnPro Industries, Inc. (a)	1,949	60,965
ESCO Technologies, Inc.	2,524	83,948
Federal Signal Corp.	5,984	32,254
Griffon Corp. (a)	4,412	53,782
John Bean Technologies Corp.	2,700	43,497
LSB Industries, Inc. (a)	1,537	28,542
Lydall, Inc. (a)	1,558	11,467
Myers Industries, Inc.	3,341	28,699
Standex International Corp.	1,200	29,028
Sturm, Ruger & Co., Inc.	1,865	25,439
Tredegar Corp.	2,174	41,263
		1,073,134
Media – 0.3%
DG FastChannel, Inc. (a)	2,296	49,938
The Dolan Co. (a)	2,769	31,483
The E.W. Scripps Co. Class A (a)	3,003	23,664
		105,085
Metal Fabricate & Hardware – 0.7%
A.M. Castle & Co. (a)	1,583	20,975
Circor International, Inc.	1,633	51,603
Kaydon Corp.	3,096	107,121
Lawson Products, Inc.	380	5,802
Mueller Industries, Inc.	3,536	93,669
		279,170
Mining – 0.8%
Amcol International Corp.	2,389	62,568
Brush Engineered Materials, Inc. (a)	1,883	53,553
Century Aluminum Co. (a)	5,355	70,525
Kaiser Aluminum Corp.	1,410	60,334
RTI International Metals, Inc. (a)	2,770	84,817
		331,797
Office Furnishings – 0.2%
Interface, Inc. Class A	5,974	85,010
Oil & Gas – 1.7%
Holly Corp.	4,116	118,335
Penn Virginia Corp.	4,195	67,288
Petroleum Development Corp. (a)	1,854	51,170
PetroQuest Energy, Inc. (a)	5,220	31,790
Pioneer Drilling Co. (a)	5,213	33,259
Seahawk Drilling, Inc. (a)	1,200	10,152
SM Energy Co.	5,925	221,951
Stone Energy Corp. (a)	4,621	68,067
Swift Energy Co. (a)	3,538	99,347
		701,359
Oil & Gas Services – 2.7%
Basic Energy Services, Inc. (a)	2,099	17,884
CARBO Ceramics, Inc.	1,810	146,610
Dril-Quip, Inc. (a)	3,274	203,348
Gulf Island Fabrication, Inc.	1,332	24,242
Hornbeck Offshore Services, Inc. (a)	2,212	43,112
ION Geophysical Corp. (a)	14,553	74,803
Lufkin Industries, Inc.	2,778	121,954
Matrix Service Co. (a)	2,588	22,645
Oil States International, Inc. (a)	4,723	219,856
SEACOR Holdings, Inc. (a)	2,026	172,534
TETRA Technologies, Inc. (a)	7,216	73,603
		1,120,591
Pharmaceuticals – 2.8%
Align Technology, Inc. (a)	6,388	125,077
Catalyst Health Solutions, Inc. (a)	3,652	128,587
Cubist Pharmaceuticals, Inc. (a)	5,537	129,510
Emergent Biosolutions, Inc. (a)	1,844	31,828
Hi-Tech Pharmacal Co., Inc. (a)	918	18,580
Mannatech, Inc. (a)	1,700	3,485
Neogen Corp. (a)	2,165	73,285
Par Pharmaceutical Cos., Inc. (a)	3,294	95,790
PetMed Express, Inc.	2,200	38,500
PharMerica Corp. (a)	2,786	26,551
Salix Pharmaceuticals Ltd. (a)	5,435	215,878
Savient Pharmaceuticals, Inc. (a)	6,355	145,339
Viropharma, Inc. (a)	7,363	109,782
		1,142,192
Real Estate – 0.1%
Forestar Real Esate Group, Inc. (a)	3,423	58,362
Real Estate Investment Trusts (REITS) – 7.6%
Acadia Realty Trust	3,764	71,516
BioMed Realty Trust, Inc.	12,178	218,230
Cedar Shopping Centers, Inc.	4,426	26,910
Colonial Properties Trust	6,700	108,473
DiamondRock Hospitality Co. (a)	14,710	139,598
Eastgroup Properties	2,487	92,964
Entertainment Properties Trust	4,446	191,978
Extra Space Storage, Inc.	8,302	133,164
Franklin Street Properties Corp.	6,442	80,010
Healthcare Realty Trust, Inc.	6,050	141,509
Home Properties, Inc.	3,585	189,646
Inland Real Estate Corp.	7,105	59,043
Kilroy Realty Corp.	4,888	161,988
Kite Realty Group Trust	5,878	26,098
LaSalle Hotel Properties	6,572	153,719
Lexington Realty Trust	10,854	77,715
LTC Properties, Inc.	2,392	61,044

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medical Properties Trust, Inc.	10,546	$106,936
Mid-America Apartment Communities, Inc.	3,138	182,883
National Retail Properties, Inc.	7,862	197,415
Parkway Properties, Inc.	2,092	30,962
Pennsylvania Real Estate Investment Trust	5,280	62,621
Post Properties, Inc.	4,580	127,874
PS Business Parks, Inc.	1,791	101,317
Sovran Self Storage, Inc.	2,543	96,380
Tanger Factory Outlet Centers, Inc.	3,875	182,667
Universal Health Realty Income Trust	1,163	40,019
Urstadt Biddle Properties, Inc. Class A	2,068	37,389
		3,100,068
Retail – 8.7%
Big 5 Sporting Goods Corp.	2,071	27,793
Biglari Holdings, Inc. (a)	137	45,025
BJ's Restaurants, Inc. (a)	2,154	60,657
Brown Shoe Co., Inc.	4,130	47,371
The Buckle, Inc.	2,400	63,696
Buffalo Wild Wings, Inc. (a)	1,739	83,281
Cabela's, Inc. (a)	3,755	71,270
California Pizza Kitchen, Inc. (a)	2,300	39,238
Casey's General Stores, Inc.	3,600	150,300
Cash America International, Inc.	2,709	94,815
The Cato Corp. Class A	2,721	72,814
CEC Entertainment, Inc. (a)	1,960	67,287
The Children's Place Retail Store, Inc. (a)	2,607	127,143
Christopher & Banks Corp.	3,400	26,894
Cracker Barrel Old Country Store, Inc.	2,239	113,652
DineEquity, Inc. (a)	1,384	62,252
EZCORP, Inc. Class A (a)	4,629	92,765
The Finish Line, Inc. Class A	5,119	71,205
First Cash Financial Services, Inc. (a)	2,894	80,308
Fred's, Inc. Class A	3,587	42,326
Genesco, Inc. (a)	2,276	68,007
Group 1 Automotive, Inc. (a)	2,278	68,067
The Gymboree Corp. (a)	2,618	108,752
Haverty Furniture Cos., Inc.	1,800	19,638
Hibbett Sports, Inc. (a)	2,711	67,639
Hot Topic, Inc.	4,306	25,793
HSN, Inc. (a)	3,583	107,132
Insight Enterprises, Inc. (a)	4,370	68,347
Jack in the Box, Inc. (a)	5,197	111,424
Jo-Ann Stores, Inc. (a)	2,584	115,117
Jos. A. Bank Clothiers, Inc. (a)	2,629	112,022
Kirkland's, Inc. (a)	1,494	20,707
Landrys Restaurants, Inc. (a)	679	16,629
Lithia Motors, Inc. Class A	2,116	20,292
Liz Claiborne, Inc. (a)	9,041	54,969
Lumber Liquidators Holdings, Inc. (a)	2,228	54,742
MarineMax, Inc. (a)	2,207	15,537
The Men's Wearhouse, Inc.	4,958	117,951
Movado Group, Inc. (a)	1,620	17,626
O'Charley's, Inc. (a)	1,771	12,733
OfficeMax, Inc. (a)	8,059	105,492
P.F. Chang's China Bistro, Inc.	2,194	101,363
Papa John's International, Inc. (a)	1,868	49,278
The Pep Boys-Manny, Moe & Jack	5,010	53,006
Red Robin Gourmet Burgers, Inc. (a)	1,497	29,356
Ruby Tuesday, Inc. (a)	6,209	73,701
Ruth's Hospitality Group, Inc. (a)	2,712	10,875
School Specialty, Inc. (a)	1,401	18,227
Sonic Automotive, Inc. Class A (a)	3,364	33,068
Sonic Corp. (a)	5,872	47,446
Stage Stores, Inc.	3,600	46,800
Stein Mart, Inc. (a)	2,464	21,757
Texas Roadhouse, Inc. (a)	5,458	76,739
Tuesday Morning Corp. (a)	3,640	17,363
World Fuel Services Corp.	6,456	167,920
Zale Corp. (a)	2,577	5,412
Zumiez, Inc. (a)	1,912	40,458
		3,541,477
Savings & Loans – 0.2%
Brookline Bancorp, Inc.	5,520	55,090
Dime Community Bancshares	2,620	36,287
		91,377
Semiconductors – 4.5%
Actel Corp. (a)	2,455	39,157
ATMI, Inc. (a)	2,955	43,911
Brooks Automation, Inc. (a)	6,273	42,092
Cabot Microelectronics Corp. (a)	2,202	70,860
Cohu, Inc.	2,266	28,529
Cypress Semiconductor Corp. (a)	15,122	190,235
Diodes, Inc. (a)	3,386	57,867
DSP Group, Inc. (a)	2,123	14,861
Exar Corp. (a)	4,184	25,062
Hittite Microwave Corp. (a)	2,339	111,453
Kopin Corp. (a)	6,383	22,660
Kulicke & Soffa Industries, Inc. (a)	6,569	40,662
Micrel, Inc.	4,826	47,584
Microsemi Corp. (a)	7,870	134,971
MKS Instruments, Inc. (a)	4,760	85,585
Monolithic Power Systems, Inc. (a)	3,499	57,139
Pericom Semiconductor Corp. (a)	2,469	21,456
Rudolph Technologies, Inc. (a)	2,923	24,290
Sigma Designs, Inc. (a)	2,600	29,874
Standard Microsystems Corp. (a)	2,086	47,582
Supertex, Inc. (a)	1,216	26,898
Tessera Technologies, Inc. (a)	4,750	87,875
TriQuint Semiconductor, Inc. (a)	14,557	139,747
Ultratech, Inc. (a)	2,283	39,039

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	7,083	$203,849
Veeco Instruments, Inc. (a)	3,882	135,365
Volterra Semiconductor Corp. (a)	2,499	53,778
		1,822,381
Software – 3.9%
Avid Technology, Inc. (a)	2,749	36,039
Blackbaud, Inc.	4,182	100,535
CommVault Systems, Inc. (a)	4,109	106,957
Computer Programs & Systems, Inc.	1,046	44,528
Concur Technologies, Inc. (a)	4,326	213,877
CSG Systems International, Inc. (a)	3,269	59,594
Digi International, Inc. (a)	2,300	21,827
Ebix, Inc. (a)	3,312	77,666
Epicor Software Corp. (a)	4,401	38,289
EPIQ Systems, Inc.	3,218	39,453
Interactive Intelligence, Inc. (a)	1,284	22,598
JDA Software Group, Inc. (a)	3,902	98,955
MicroStrategy, Inc. Class A (a)	842	72,926
Omnicell, Inc. (a)	3,094	40,470
Phoenix Technologies Ltd. (a)	3,196	12,464
Progress Software Corp. (a)	4,048	133,989
Quality Systems, Inc.	1,822	120,817
Smith Micro Software, Inc. (a)	2,771	27,544
SYNNEX Corp. (a)	2,245	63,174
Take-Two Interactive Software, Inc. (a)	7,958	80,694
Taleo Corp. Class A (a)	3,731	108,162
THQ, Inc. (a)	6,555	26,351
Tyler Technologies, Inc. (a)	2,569	51,791
		1,598,700
Storage & Warehousing – 0.1%
Mobile Mini, Inc. (a)	3,443	52,816
Telecommunications – 2.7%
Anixter International, Inc. (a)	2,677	144,531
Applied Signal Technology, Inc.	1,310	32,593
Arris Group, Inc. (a)	11,761	114,905
Black Box Corp.	1,680	53,861
Cbeyond, Inc. (a)	2,941	37,733
Comtech Telecommunications (a)	2,645	72,341
EMS Technologies, Inc. (a)	1,404	26,157
General Communication, Inc. Class A (a)	4,200	41,874
Harmonic, Inc. (a)	9,105	62,642
Netgear, Inc. (a)	3,359	90,727
Network Equipment Technologies, Inc. (a)	3,000	10,350
Neutral Tandem, Inc. (a)	3,101	37,057
Novatel Wireless, Inc. (a)	2,839	22,371
NTELOS Holdings Corp.	2,806	47,477
Symmetricom, Inc. (a)	4,003	22,897
Tekelec (a)	6,375	82,620
Tollgrade Communications, Inc. (a)	939	6,883
USA Mobility, Inc.	2,069	33,166
ViaSat, Inc. (a)	3,785	155,601
		1,095,786
Textiles – 0.3%
G&K Services, Inc. Class A	1,719	39,296
UniFirst Corp.	1,420	62,693
		101,989
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	2,595	45,776
RC2 Corp. (a)	2,061	43,178
		88,954
Transportation – 1.6%
Arkansas Best Corp.	2,411	58,419
Bristow Group, Inc. (a)	3,431	123,790
Forward Air Corp.	2,705	70,330
Heartland Express, Inc.	4,846	72,060
Hub Group, Inc. Class A (a)	3,498	102,351
Knight Transportation, Inc.	5,808	112,269
Old Dominion Freight Line, Inc. (a)	3,945	100,282
		639,501
Water – 0.2%
American States Water Co.	1,691	60,504
TOTAL COMMON STOCK (Cost $45,651,224)		40,182,991
TOTAL EQUITIES (Cost $45,651,224)		40,182,991
MUTUAL FUNDS – 0.0%
Diversified Financial – 0.0%
iShares S&P SmallCap 600 Index Fund	323	19,086
TOTAL MUTUAL FUNDS (Cost $20,130)		19,086
TOTAL LONG-TERM INVESTMENTS (Cost $45,671,354)		40,202,077
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$577,441	577,441
U.S. Treasury Bills – 0.2% (c)
U.S. Treasury Bill 0.188% 11/18/10	2,000	1,999
U.S. Treasury Bill 0.203% 11/18/10	3,000	2,999
U.S. Treasury Bill 0.210% 11/18/10	5,000	4,999
U.S. Treasury Bill 0.211% 11/18/10	40,000	39,989
U.S. Treasury Bill 0.217% 11/18/10	15,000	14,996
U.S. Treasury Bill 0.226% 11/18/10	5,000	4,998
		69,980
TOTAL SHORT-TERM INVESTMENTS (Cost $647,421)		647,421

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 100.1% (Cost $46,318,775) (d)	$40,849,498
Other Assets/ (Liabilities) – (0.1)%	(41,692)
NET ASSETS – 100.0%	$40,807,806

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $577,441. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $589,085.
(c)	These securities are held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.2%
COMMON STOCK – 96.5%
Aerospace & Defense – 0.6%
Kaman Corp.	18,300	$479,643
Kratos Defense & Security Solutions, Inc. (a)	10,400	110,760
		590,403
Agriculture – 0.4%
Alliance One International, Inc. (a)	80,800	335,320
Airlines – 1.3%
Alaska Air Group, Inc. (a)	22,900	1,168,587
Banks – 6.0%
Columbia Banking System, Inc.	19,200	377,280
East West Bancorp, Inc.	76,100	1,238,908
Glacier Bancorp, Inc.	49,700	725,620
Home Bancshares, Inc.	31,870	647,598
Signature Bank (a)	13,900	539,876
SVB Financial Group (a)	27,500	1,163,800
Wintrust Financial Corp.	24,000	777,840
		5,470,922
Biotechnology – 0.3%
Exelixis, Inc. (a)	61,800	242,256
Building Materials – 2.2%
Comfort Systems USA, Inc.	33,600	360,528
Drew Industries, Inc. (a)	34,900	728,014
Gibraltar Industries, Inc. (a)	38,000	341,240
Universal Forest Products, Inc.	18,800	549,900
		1,979,682
Chemicals – 2.3%
American Vanguard Corp.	33,600	207,648
Arch Chemicals, Inc.	24,550	861,460
Innospec, Inc. (a)	37,400	569,602
Minerals Technologies, Inc.	8,600	506,712
		2,145,422
Coal – 0.3%
Cloud Peak Energy, Inc. (a)	15,400	281,050
Commercial Services – 6.1%
Aaron's, Inc.	90,200	1,664,190
Corinthian Colleges, Inc. (a)	15,400	108,108
Electro Rent Corp.	46,300	614,864
FTI Consulting, Inc. (a)	18,070	626,848
Landauer, Inc.	9,100	569,933
McGrath Rentcorp	43,000	1,029,850
Navigant Consulting, Inc. (a)	47,000	546,610
On Assignment, Inc. (a)	63,100	331,275
Startek, Inc. (a)	34,400	143,792
		5,635,470
Computers – 0.4%
Xyratex Ltd. (a)	26,000	385,840
Distribution & Wholesale – 3.5%
Beacon Roofing Supply, Inc. (a)	75,800	1,104,406
Owens & Minor, Inc.	54,350	1,546,801
Pool Corp.	28,200	565,974
		3,217,181
Diversified Financial – 1.3%
JMP Group, Inc.	24,900	151,890
Piper Jaffray Cos., Inc. (a)	10,100	294,213
Stifel Financial Corp. (a)	15,350	710,552
		1,156,655
Electric – 3.1%
Black Hills Corp.	16,600	517,920
Cleco Corp.	30,750	910,815
El Paso Electric Co. (a)	37,000	879,860
The Empire District Electric Co.	9,300	187,395
NorthWestern Corp.	12,500	356,250
		2,852,240
Electrical Components & Equipment – 2.2%
Advanced Energy Industries, Inc. (a)	39,500	515,870
Belden, Inc.	26,500	699,070
Littelfuse, Inc. (a)	19,000	830,300
		2,045,240
Electronics – 2.4%
Analogic Corp.	9,140	410,203
Methode Electronics, Inc.	15,600	141,648
Newport Corp. (a)	29,000	328,860
Woodward Governor Co.	41,400	1,342,188
		2,222,899
Engineering & Construction – 1.2%
Insituform Technologies, Inc. Class A (a)	39,900	964,782
Sterling Construction Co., Inc. (a)	11,400	141,132
		1,105,914
Entertainment – 0.4%
Ascent Media Corp. Series A (a)	12,300	328,533
Environmental Controls – 1.6%
Mine Safety Appliances Co.	16,800	455,280
Waste Connections, Inc. (a)	26,700	1,058,922
		1,514,202
Foods – 0.8%
Nash Finch Co.	16,500	701,910
Forest Products & Paper – 3.4%
Clearwater Paper Corp. (a)	11,700	890,136
Deltic Timber Corp.	15,400	689,920
Potlatch Corp.	32,350	1,099,900
Wausau Paper Corp. (a)	47,900	397,091
		3,077,047
Gas – 1.2%
Southwest Gas Corp.	20,700	695,313
Vectren Corp.	14,500	375,115
		1,070,428
Hand & Machine Tools – 0.2%
Franklin Electric Co., Inc.	6,800	225,488
Health Care — Products – 1.6%
AngioDynamics, Inc. (a)	26,500	403,860
Quidel Corp. (a)	27,000	296,730

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	21,800	$747,958
		1,448,548
Health Care — Services – 1.1%
National Healthcare Corp.	15,900	589,413
Triple-S Management Corp. Class B (a)	24,500	412,825
		1,002,238
Home Builders – 1.4%
M/I Homes, Inc. (a)	19,400	201,178
Meritage Home Corp. (a)	32,000	627,840
Winnebago Industries, Inc. (a)	44,100	459,522
		1,288,540
Home Furnishing – 0.4%
Ethan Allen Interiors, Inc.	13,500	235,710
Stanley Furniture Co., Inc. (a)	26,400	90,816
		326,526
Household Products – 0.4%
CSS Industries, Inc.	19,500	337,155
Insurance – 4.1%
Alterra Capital Holdings Ltd.	33,600	669,312
Employers Holdings, Inc.	18,500	291,745
Markel Corp. (a)	1,620	558,236
National Interstate Corp.	27,000	587,790
ProAssurance Corp. (a)	29,300	1,687,387
		3,794,470
Internet – 0.6%
Websense, Inc. (a)	30,150	534,861
Investment Companies – 2.8%
Ares Capital Corp.	78,100	1,222,265
Hercules Technology Growth Capital, Inc.	50,000	505,500
Kohlberg Capital Corp.	45,500	304,395
PennantPark Investment Corp.	52,000	551,720
		2,583,880
Iron & Steel – 0.8%
Carpenter Technology Corp.	21,750	733,193
Leisure Time – 0.2%
Brunswick Corp.	14,200	216,124
Lodging – 0.8%
Orient-Express Hotels Ltd. (a)	67,700	754,855
Machinery — Construction & Mining – 0.4%
Astec Industries, Inc. (a)	12,300	350,919
Machinery — Diversified – 4.0%
Cascade Corp.	12,400	394,320
IDEX Corp.	27,800	987,178
Nordson Corp.	21,400	1,576,966
Robbins & Myers, Inc.	27,600	739,128
		3,697,592
Manufacturing – 4.0%
Ameron International Corp.	11,000	747,560
AptarGroup, Inc.	31,800	1,452,306
Matthews International Corp. Class A	29,350	1,037,816
Myers Industries, Inc.	51,400	441,526
		3,679,208
Media – 0.5%
The Dolan Co. (a)	18,800	213,756
Saga Communications, Inc. Class A (a)	10,200	207,060
		420,816
Metal Fabricate & Hardware – 1.3%
Circor International, Inc.	16,600	524,560
Sims Group Ltd. Sponsored ADR (Australia)	38,900	661,300
		1,185,860
Mining – 2.0%
Amcol International Corp.	19,200	502,848
Franco-Nevada Corp.	21,300	669,757
Royal Gold, Inc.	13,860	690,782
		1,863,387
Oil & Gas – 5.8%
Atwood Oceanics, Inc. (a)	12,400	377,580
Forest Oil Corp. (a)	19,850	589,545
Hercules Offshore, Inc. (a)	42,100	111,565
Northern Oil and Gas, Inc. (a)	22,500	381,150
Oasis Petroleum, Inc. (a)	40,600	786,422
Penn Virginia Corp.	43,700	700,948
Swift Energy Co. (a)	3,700	103,896
Whiting Petroleum Corp. (a)	23,431	2,237,895
		5,289,001
Oil & Gas Services – 1.7%
CARBO Ceramics, Inc.	10,950	886,950
TETRA Technologies, Inc. (a)	56,700	578,340
Union Drilling, Inc. (a)	19,400	86,912
		1,552,202
Real Estate Investment Trusts (REITS) – 6.4%
Acadia Realty Trust	33,100	628,900
CBL & Associates Properties, Inc.	89,600	1,170,176
Cedar Shopping Centers, Inc.	42,500	258,400
First Potomac Realty Trust	47,200	708,000
Kilroy Realty Corp.	31,100	1,030,654
LaSalle Hotel Properties	37,150	868,938
Parkway Properties, Inc.	15,100	223,480
Washington Real Estate Investment Trust	29,600	939,208
		5,827,756
Retail – 2.5%
Fred's, Inc. Class A	33,500	395,300
Haverty Furniture Cos., Inc.	41,800	456,038
MarineMax, Inc. (a)	33,500	235,840
The Men's Wearhouse, Inc.	28,200	670,878
Stein Mart, Inc. (a)	60,900	537,747
		2,295,803
Semiconductors – 2.2%
ATMI, Inc. (a)	19,200	285,312
Brooks Automation, Inc. (a)	48,000	322,080
Cabot Microelectronics Corp. (a)	9,100	292,838
Microsemi Corp. (a)	30,200	517,930
Teradyne, Inc. (a)	53,600	597,104
		2,015,264
Software – 2.1%
Accelrys, Inc. (a)	26,410	183,814

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Progress Software Corp. (a)	33,850	$1,120,435
SYNNEX Corp. (a)	23,200	652,848
		1,957,097
Telecommunications – 1.7%
Ixia (a)	58,900	730,360
Premiere Global Services, Inc. (a)	58,300	412,764
Sonus Networks, Inc. (a)	131,600	464,548
		1,607,672
Textiles – 0.8%
Culp, Inc. (a)	21,000	205,800
G&K Services, Inc. Class A	21,800	498,348
		704,148
Transportation – 5.7%
Genesee & Wyoming, Inc. Class A (a)	33,250	1,442,717
Kirby Corp. (a)	33,350	1,336,001
Landstar System, Inc.	45,150	1,743,693
UTI Worldwide, Inc.	44,600	717,168
		5,239,579
TOTAL COMMON STOCK (Cost $73,082,745)		88,459,383
CONVERTIBLE PREFERRED STOCK – 0.7%
Banks – 0.1%
East West Bancorp, Inc. Series A 8.000%	100	125,000
Insurance – 0.6%
Assured Guaranty Ltd. 8.500%	6,900	496,561
Oil & Gas – 0.0%
Whiting Petroleum Corp. 6.250%	73	16,870
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $495,231)		638,431
TOTAL EQUITIES (Cost $73,577,976)		89,097,814
MUTUAL FUNDS – 0.8%
Diversified Financial – 0.8%
First Opportunity Fund, Inc.	45,700	298,421
iShares Russell 2000 Value Index Fund	6,600	408,540
T. Rowe Price Reserve Investment Fund	1,140	1,140
		708,101
TOTAL MUTUAL FUNDS (Cost $674,342)		708,101
TOTAL LONG-TERM INVESTMENTS (Cost $74,252,318)		89,805,915
	Principal Amount
SHORT-TERM INVESTMENTS – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$1,878,296	1,878,296
TOTAL SHORT-TERM INVESTMENTS (Cost $1,878,296)		1,878,296
TOTAL INVESTMENTS – 100.0% (Cost $76,130,614) (c)		91,684,211
Other Assets/ (Liabilities) – (0.0)%		(40,826)
NET ASSETS – 100.0%		$91,643,385

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,878,297. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $1,919,849.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Advertising – 1.1%
The Interpublic Group of Companies, Inc. (a)	205,300	$2,059,159
Agriculture – 1.5%
Bunge Ltd.	26,900	1,591,404
Universal Corp.	27,000	1,082,430
		2,673,834
Airlines – 0.6%
Alaska Air Group, Inc. (a)	21,550	1,099,697
Automotive & Parts – 4.3%
Cooper Tire & Rubber Co.	81,600	1,601,808
Dana Holding Corp. (a)	193,600	2,385,152
Federal-Mogul Corp. (a)	112,900	2,134,939
TRW Automotive Holdings Corp. (a)	40,500	1,683,180
		7,805,079
Banks – 7.3%
Associated Banc-Corp.	118,600	1,564,334
City National Corp.	19,150	1,016,290
Comerica, Inc.	60,300	2,240,145
Marshall & Ilsley Corp.	243,100	1,711,424
Popular, Inc. (a)	499,433	1,448,356
Susquehanna Bancshares, Inc.	191,325	1,614,783
Umpqua Holdings Corp.	89,600	1,016,064
Webster Financial Corp.	84,400	1,482,064
Whitney Holding Corp.	140,400	1,147,068
		13,240,528
Beverages – 1.2%
Constellation Brands, Inc. Class A (a)	127,550	2,256,360
Building Materials – 0.6%
Masco Corp.	97,100	1,069,071
Chemicals – 5.5%
Arch Chemicals, Inc.	52,900	1,856,261
Cytec Industries, Inc.	36,400	2,052,232
Huntsman Corp.	174,550	2,017,798
PolyOne Corp. (a)	169,600	2,050,464
Rockwood Holdings, Inc. (a)	61,900	1,947,993
		9,924,748
Commercial Services – 2.3%
Convergys Corp. (a)	186,400	1,947,880
Hertz Global Holdings, Inc. (a)	125,100	1,324,809
Kelly Services, Inc. Class A (a)	70,200	823,446
		4,096,135
Computers – 0.7%
NCR Corp. (a)	91,700	1,249,871
Distribution & Wholesale – 0.9%
WESCO International, Inc. (a)	43,000	1,689,470
Diversified Financial – 0.6%
MF Global (Holdings) Ltd. (a)	144,600	1,041,120
Electric – 6.0%
CMS Energy Corp.	122,700	2,211,054
Northeast Utilities	75,500	2,232,535
NV Energy, Inc.	164,300	2,160,545
Pepco Holdings, Inc.	118,900	2,211,540
Portland General Electric Co.	107,725	2,184,663
		11,000,337
Electrical Components & Equipment – 2.0%
EnerSys (a)	66,600	1,663,002
General Cable Corp. (a)	75,500	2,047,560
		3,710,562
Electronics – 3.9%
Arrow Electronics, Inc. (a)	41,900	1,119,987
AU Optronics Corp. Sponsored ADR (Taiwan) (a)	126,066	1,318,650
Avnet, Inc. (a)	40,000	1,080,400
Flextronics International Ltd. (a)	238,800	1,442,352
Thomas & Betts Corp. (a)	52,900	2,169,958
		7,131,347
Foods – 2.2%
Smithfield Foods, Inc. (a)	117,800	1,982,574
SUPERVALU, Inc.	80,600	929,318
Tyson Foods, Inc. Class A	64,800	1,038,096
		3,949,988
Gas – 3.8%
NiSource, Inc.	142,425	2,478,195
Southern Union Co.	91,500	2,201,490
UGI Corp.	77,500	2,217,275
		6,896,960
Health Care — Products – 1.1%
Kinetic Concepts, Inc. (a)	52,900	1,935,082
Health Care — Services – 2.9%
AMERIGROUP Corp. (a)	42,500	1,804,975
Community Health Systems, Inc. (a)	13,700	424,289
LifePoint Hospitals, Inc. (a)	60,800	2,131,648
Molina Healthcare, Inc. (a)	36,400	982,436
		5,343,348
Home Builders – 1.2%
NVR, Inc. (a)	1,600	1,036,048
Pulte Group, Inc. (a)	123,100	1,078,356
		2,114,404
Household Products – 1.1%
American Greetings Corp. Class A	107,275	1,994,242
Insurance – 7.3%
Aspen Insurance Holdings Ltd.	80,200	2,428,456
Assurant, Inc.	40,900	1,664,630
Endurance Specialty Holdings Ltd.	47,000	1,870,600
Fidelity National Financial, Inc. Class A	83,300	1,308,643
Platinum Underwriters Holdings Ltd.	53,000	2,306,560
Reinsurance Group of America, Inc. Class A	43,600	2,105,444
Unum Group	68,150	1,509,522
		13,193,855
Iron & Steel – 1.8%
Reliance Steel & Aluminum Co.	48,900	2,030,817

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Steel Dynamics, Inc.	85,400	$1,204,994
		3,235,811
Leisure Time – 1.9%
Callaway Golf Co.	154,600	1,082,200
Royal Caribbean Cruises Ltd. (a)	73,300	2,311,149
		3,393,349
Lodging – 0.9%
Wyndham Worldwide Corp.	59,100	1,623,477
Machinery — Construction & Mining – 0.9%
Terex Corp. (a)	73,100	1,675,452
Machinery — Diversified – 0.9%
Briggs & Stratton Corp.	85,500	1,625,355
Manufacturing – 2.4%
A.O. Smith Corp.	19,900	1,152,011
Teleflex, Inc.	29,700	1,686,366
Trinity Industries, Inc.	70,600	1,572,262
		4,410,639
Media – 2.1%
CBS Corp. Class B	72,900	1,156,194
Gannett Co., Inc.	82,900	1,013,867
Meredith Corp.	50,900	1,695,479
		3,865,540
Metal Fabricate & Hardware – 2.1%
Commercial Metals Co.	111,100	1,609,839
Mueller Industries, Inc.	84,228	2,231,200
		3,841,039
Oil & Gas – 3.9%
Forest Oil Corp. (a)	73,350	2,178,495
Helmerich & Payne, Inc.	39,800	1,610,308
Rowan Cos., Inc. (a)	53,800	1,633,368
Swift Energy Co. (a)	62,600	1,757,808
		7,179,979
Oil & Gas Services – 1.6%
Helix Energy Solutions Group, Inc. (a)	162,300	1,808,022
Oil States International, Inc. (a)	25,500	1,187,025
		2,995,047
Pharmaceuticals – 0.7%
Par Pharmaceutical Cos., Inc. (a)	42,700	1,241,716
Real Estate – 1.5%
CB Richard Ellis Group, Inc. Class A (a)	87,800	1,604,984
Jones Lang LaSalle, Inc.	13,200	1,138,764
		2,743,748
Real Estate Investment Trusts (REITS) – 8.3%
BioMed Realty Trust, Inc.	58,000	1,039,360
Brandywine Realty Trust	175,200	2,146,200
BRE Properties, Inc.	26,250	1,089,375
Camden Property Trust	47,800	2,292,966
CapitalSource, Inc.	211,200	1,127,808
CBL & Associates Properties, Inc.	85,800	1,120,548
DiamondRock Hospitality Co. (a)	165,900	1,574,391
Entertainment Properties Trust	35,800	1,545,844
Sunstone Hotel Investors, Inc. (a)	163,004	1,478,446
Tanger Factory Outlet Centers, Inc.	36,400	1,715,896
		15,130,834
Retail – 5.1%
AnnTaylor Stores Corp. (a)	93,900	1,900,536
Foot Locker, Inc.	80,800	1,174,024
Insight Enterprises, Inc. (a)	108,500	1,696,940
Jones Apparel Group, Inc.	86,900	1,706,716
Office Depot, Inc. (a)	348,500	1,603,100
Signet Jewelers Ltd. (a)	35,200	1,117,248
		9,198,564
Savings & Loans – 2.9%
Astoria Financial Corp.	84,000	1,144,920
First Niagara Financial Group, Inc.	141,900	1,653,135
People's United Financial, Inc.	74,400	973,896
Washington Federal, Inc.	104,500	1,594,670
		5,366,621
Telecommunications – 2.9%
Amdocs Ltd. (a)	39,600	1,134,936
Anixter International, Inc. (a)	42,500	2,294,575
CommScope, Inc. (a)	79,700	1,892,078
		5,321,589
Transportation – 1.6%
Con-way, Inc.	37,200	1,152,828
Teekay Corp.	65,300	1,745,469
		2,898,297
TOTAL COMMON STOCK (Cost $165,090,135)		181,222,254
TOTAL EQUITIES (Cost $165,090,135)		181,222,254
TOTAL LONG-TERM INVESTMENTS (Cost $165,090,135)		181,222,254
	Principal Amount
SHORT-TERM INVESTMENTS – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$881,987	881,987
TOTAL SHORT-TERM INVESTMENTS (Cost $881,987)		881,987
TOTAL INVESTMENTS – 100.1% (Cost $165,972,122) (c)		182,104,241
Other Assets/ (Liabilities) – (0.1)%		(113,847)
NET ASSETS – 100.0%		$181,990,394

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $881,987. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $903,508.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MML Series Investment Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are twenty-nine series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Aggressive Allocation Fund ("Aggressive Allocation Fund"), MML American Funds® Core Allocation Fund ("American Funds Core Allocation Fund"), MML American Funds® Growth Fund ("American Funds Growth Fund"), MML American Funds® International Fund ("American Funds International Fund"), MML Asset Allocation Fund ("Asset Allocation Fund"), MML Balanced Allocation Fund ("Balanced Allocation Fund"), MML Blue Chip Growth Fund ("Blue Chip Growth Fund"), MML Concentrated Growth Fund ("Concentrated Growth Fund"), MML Conservative Allocation Fund ("Conservative Allocation Fund"), MML Emerging Growth Fund ("Emerging Growth Fund"), MML Equity Income Fund ("Equity Income Fund"), MML Equity Index Fund ("Equity Index Fund"), MML Foreign Fund ("Foreign Fund"), MML Fundamental Value Fund ("Fundamental Value Fund"), MML Global Fund ("Global Fund"), MML Growth Allocation Fund ("Growth Allocation Fund"), MML Growth & Income Fund ("Growth & Income Fund"), MML Income & Growth Fund ("Income & Growth Fund"), MML Large Cap Growth Fund ("Large Cap Growth Fund"), MML Large Cap Value Fund ("Large Cap Value Fund"), MML Mid Cap Growth Fund ("Mid Cap Growth Fund"), MML Mid Cap Value Fund ("Mid Cap Value Fund"), MML Moderate Allocation Fund ("Moderate Allocation Fund"), MML NASDAQ-100® Fund ("NASDAQ-100 Fund"), MML PIMCO Total Return Fund ("PIMCO Total Return Fund"), MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MML Small Cap Index Fund ("Small Cap Index Fund"), MML Small Company Value Fund ("Small Company Value Fund"), and MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund").

The Fundamental Value Fund and PIMCO Total Return Fund commenced operations on August 10, 2010.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Concentrated Growth Fund, Equity Index Fund, Fundamental Value Fund, Global Fund, PIMCO Total Return Fund, and Small Company Value Fund, offers the following two classes of shares: Initial Class and Service Class shares. The American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund offer one class of shares: Service Class I shares. The Concentrated Growth Fund and Global Fund offer the following three classes of shares: Class I, Class II, and Service Class I shares. The Equity Index Fund offers the following four classes of shares: Class I, Class II, Class III, and Service Class I shares. The Fundamental Value Fund, PIMCO Total Return Fund, and Small Company Value Fund offer the following two classes of shares: Class II and Service Class I shares. Service Class I shares of the Fundamental Value Fund and PIMCO Total Return Fund are not currently available. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the

Notes to Portfolio of Investments (Unaudited) (Continued)

financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable

Notes to Portfolio of Investments (Unaudited) (Continued)

inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund had all investments at Level 1, as of September 30, 2010. The Concentrated Growth Fund, Equity Index Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, NASDAQ-100 Fund, Small Cap Index Fund, and Small/Mid Cap Value Fund had all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2010. The Emerging Growth Fund had all long-term investments at Level 1 (except for warrants that were all at Level 3 and had $0 value throughout the period), and all short-term investments at Level 2, as of September 30, 2010. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level as of September 30, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Equities
Common Stock
Basic Materials	$5,740,980	$-	$-	$5,740,980
Communications	14,898,354	-	-	14,898,354
Consumer, Cyclical	7,124,619	1,107,600	-	8,232,219
Consumer, Non-cyclical	19,781,692	-	-	19,781,692
Energy	11,561,405	-	-	11,561,405
Financial	9,735,146	-	-	9,735,146
Industrial	8,604,103	-	-	8,604,103
Technology	8,880,381	-	-	8,880,381
Utilities	697,289	-	-	697,289
Total Common Stock	87,023,969	1,107,600	-	88,131,569
Total Equities	87,023,969	1,107,600	-	88,131,569
Bonds & Notes
Total Corporate Debt	-	16,198,772	99,125	16,297,897
Total Municipal Obligations	-	748,269	-	748,269
Non-U.S. Government Agency Obligations
Commercial MBS	-	1,470,042	-	1,470,042
Credit Card ABS	-	99,601	-	99,601
Total Non-U.S. Government Agency Obligations	-	1,569,643	-	1,569,643
Total Sovereign Debt Obligations	-	2,039,762	-	2,039,762
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	585,468	-	585,468
Pass-through Securities	-	14,343,143	-	14,343,143
Total U.S. Government Agency Obligations and Instrumentalities	-	14,928,611	-	14,928,611
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	8,259,052	-	8,259,052
Total U.S. Treasury Obligations	-	8,259,052	-	8,259,052
Total Bonds & Notes	-	43,744,109	99,125	43,843,234
Total Long-Term Investments	87,023,969	44,851,709	99,125	131,974,803
Total Short-Term Investments	-	5,414,780	-	5,414,780
Total Investments	$87,023,969	$50,266,489	$99,125	$137,389,583

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$8,574,965	$-	$-	$8,574,965
Communications	71,655,957	3,778,626	-	75,434,583
Consumer, Cyclical	44,719,243	247,449	-	44,966,692
Consumer, Non-cyclical	37,293,340	-	-	37,293,340
Energy	19,005,188	-	-	19,005,188
Financial	36,040,886	415,507	-	36,456,393
Industrial	37,846,236	-	-	37,846,236
Technology	44,643,151	-	-	44,643,151
Total Common Stock	299,778,966	4,441,582	-	304,220,548
Total Equities	299,778,966	4,441,582	-	304,220,548
Total Mutual Funds	1,001	-	-	1,001
Total Long-Term Investments	299,779,967	4,441,582	-	304,221,549
Total Short-Term Investments	-	2,058,297	-	2,058,297
Total Investments	$299,779,967	$6,499,879	$-	$306,279,846
Equity Income Fund
Equities
Common Stock
Basic Materials	$35,719,411	$-	$-	$35,719,411
Communications	54,546,768	4,093,207	-	58,639,975
Consumer, Cyclical	42,516,190	-	-	42,516,190
Consumer, Non-cyclical	64,792,588	-	-	64,792,588
Energy	71,872,495	-	-	71,872,495
Financial	99,400,742	-	-	99,400,742
Industrial	70,209,159	-	-	70,209,159
Technology	24,542,270	-	-	24,542,270
Utilities	45,303,555	-	-	45,303,555
Total Common Stock	508,903,178	4,093,207	-	512,996,385
Total Equities	508,903,178	4,093,207	-	512,996,385
Total Mutual Funds	15,754,579	-	-	15,754,579
Total Long-Term Investments	524,657,757	4,093,207	-	528,750,964
Total Short-Term Investments	-	7,095,540	-	7,095,540
Total Investments	$524,657,757	$11,188,747	$-	$535,846,504
Foreign Fund
Equities
Common Stock
Basic Materials	$1,969,686	$7,302,949	$-	$9,272,635
Communications	18,759,145	37,387,493	-	56,146,638
Consumer, Cyclical	2,669,934	28,294,476	-	30,964,410
Consumer, Non-cyclical	-	51,183,609	-	51,183,609
Diversified	-	2,087,632	-	2,087,632

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Foreign Fund (Continued)
Energy	$10,486,373	$21,142,689	$-	$31,629,062
Financial	12,490,380	43,377,559	-	55,867,939
Industrial	4,031,633	27,621,572	-	31,653,205
Technology	9,666,665	20,282,645	-	29,949,310
Utilities	-	10,251,521	-	10,251,521
Total Common Stock	60,073,816	248,932,145	-	309,005,961
Preferred Stock
Basic Material	5,321,118	-	-	5,321,118
Total Preferred Stock	5,321,118	-	-	5,321,118
Total Equities	65,394,934	248,932,145	-	314,327,079
Rights
Consumer, Non-cyclical	-	139,181	-	139,181
Total Rights	-	139,181	-	139,181
Total Long-Term Investments	65,394,934	249,071,326	-	314,466,260
Total Short-Term Investments	-	15,203,771	-	15,203,771
Total Investments	$65,394,934	$264,275,097	$-	$329,670,031
Fundamental Value Fund
Equities
Common Stock
Basic Materials	$4,076,885	$-	$-	$4,076,885
Communications	7,079,859	-	-	7,079,859
Consumer, Cyclical	8,075,324	-	-	8,075,324
Consumer, Non-cyclical	18,274,648	-	-	18,274,648
Energy	11,711,328	-	-	11,711,328
Financial	19,677,515	-	-	19,677,515
Industrial	11,247,195	465,130	-	11,712,325
Technology	6,216,426	-	-	6,216,426
Utilities	3,263,223	-	-	3,263,223
Total Common Stock	89,622,403	465,130	-	90,087,533
Total Equities	89,622,403	465,130	-	90,087,533
Total Long-Term Investments	89,622,403	465,130	-	90,087,533
Total Short-Term Investments	-	2,462,325	-	2,462,325
Total Investments	$89,622,403	$2,927,455	$-	$92,549,858
Global Fund
Equities
Common Stock
Basic Materials	$1,991,760	$9,302,478	$-	$11,294,238
Communications	5,059,294	2,072,671	-	7,131,965
Consumer, Cyclical	4,437,198	3,295,174	-	7,732,372
Consumer, Non-cyclical	11,042,014	17,073,065	-	28,115,079
Diversified	-	1,934,112	-	1,934,112

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund (Continued)
Energy	$2,452,464	$1,157,667	$-	$3,610,131
Financial	6,370,525	6,391,478	-	12,762,003
Industrial	8,510,069	4,986,960	-	13,497,029
Technology	4,747,453	2,013,291	-	6,760,744
Utilities	-	682,576	-	682,576
Total Common Stock	44,610,777	48,909,472	-	93,520,249
Total Equities	44,610,777	48,909,472	-	93,520,249
Total Long-Term Investments	44,610,777	48,909,472	-	93,520,249
Total Short-Term Investments	-	694,971	-	694,971
Total Investments	$44,610,777	$49,604,443	$-	$94,215,220
Growth & Income Fund
Equities
Common Stock
Basic Materials	$4,105,109	$2,080,945	$-	$6,186,054
Communications	14,286,563	-	-	14,286,563
Consumer, Cyclical	10,735,153	1,623,627	-	12,358,780
Consumer, Non-cyclical	31,677,057	6,304,144	-	37,981,201
Energy	16,235,032	-	-	16,235,032
Financial	25,315,999	-	-	25,315,999
Industrial	12,081,827	-	-	12,081,827
Technology	19,090,423	525,359	-	19,615,782
Utilities	3,264,401	-	-	3,264,401
Total Common Stock	136,791,564	10,534,075	-	147,325,639
Total Equities	136,791,564	10,534,075	-	147,325,639
Total Long-Term Investments	136,791,564	10,534,075	-	147,325,639
Total Short-Term Investments	-	681,087	-	681,087
Total Investments	$136,791,564	$11,215,162	$-	$148,006,726
Income & Growth Fund
Equities
Common Stock
Basic Materials	$4,096,423	$2,695,185	$-	$6,791,608
Communications	4,793,665	-	-	4,793,665
Consumer, Cyclical	3,908,243	-	-	3,908,243
Consumer, Non-cyclical	13,188,417	750,545	-	13,938,962
Energy	10,309,077	-	-	10,309,077
Financial	10,173,788	-	-	10,173,788
Industrial	11,624,423	-	-	11,624,423
Technology	3,107,812	-	-	3,107,812
Utilities	5,665,012	-	-	5,665,012
Total Common Stock	66,866,860	3,445,730	-	70,312,590
Total Equities	66,866,860	3,445,730	-	70,312,590
Total Long-Term Investments	66,866,860	3,445,730	-	70,312,590

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Income & Growth Fund (Continued)
Total Short-Term Investments	$-	$2,088,993	$-	$2,088,993
Total Investments	$66,866,860	$5,534,723	$-	$72,401,583
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$4,637,353	$2,378,860	$-	$7,016,213
Communications	4,952,689	-	-	4,952,689
Consumer, Cyclical	27,596,139	271,452	-	27,867,591
Consumer, Non-cyclical	41,733,418	3,452,309	-	45,185,727
Diversified	-	2,185,652	-	2,185,652
Energy	29,371,236	3,196,815	-	32,568,051
Financial	50,403,412	7,451,020	-	57,854,432
Industrial	10,563,635	2,308,980	-	12,872,615
Technology	10,055,793	-	-	10,055,793
Total Common Stock	179,313,675	21,245,088	-	200,558,763
Total Equities	179,313,675	21,245,088	-	200,558,763
Bonds & Notes
Total Corporate Debt	-	1,325,140	403,875	1,729,015
Total Bonds & Notes	-	1,325,140	403,875	1,729,015
Total Long-Term Investments	179,313,675	22,570,228	403,875	202,287,778
Total Short-Term Investments	-	14,573,543	-	14,573,543
Total Investments	$179,313,675	$37,143,771	$403,875	$216,861,321
PIMCO Total Return Fund
Bonds & Notes
Total Corporate Debt	$-	$21,352,207	$600,169	$21,952,376
Total Municipal Obligations	-	3,294,784	-	3,294,784
Non-U.S. Government Agency Obligations
Commercial MBS	-	1,640,863	-	1,640,863
Total Non-U.S. Government Agency Obligations	-	1,640,863	-	1,640,863
Total Sovereign Debt Obligations	-	2,011,337	136,579	2,147,916
U.S. Government Agency Obligations and Instrumentalities
Pass-through Securities	-	21,863,943	-	21,863,943
Total U.S. Government Agency Obligations and Instrumentalities	-	21,863,943	-	21,863,943

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$32,055,991	$-	$32,055,991
Total U.S. Treasury Obligations	-	32,055,991	-	32,055,991
Total Bonds & Notes	-	82,219,125	736,748	82,955,873
Total Long-Term Investments	-	82,219,125	736,748	82,955,873
Total Short-Term Investments	-	13,854,022	-	13,854,022
Total Investments	$-	$96,073,147	$736,748	$96,809,895
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$2,055,608	$-	$-	$2,055,608
Communications	22,363,660	129,381	-	22,493,041
Consumer, Cyclical	48,307,436	413,466	-	48,720,902
Consumer, Non-cyclical	54,621,670	1,324,511	-	55,946,181
Energy	12,564,875	-	-	12,564,875
Financial	19,471,432	-	-	19,471,432
Industrial	37,108,867	-	-	37,108,867
Technology	37,305,293	290,844	-	37,596,137
Utilities	1,848,075	-	-	1,848,075
Total Common Stock	235,646,916	2,158,202	-	237,805,118
Total Equities	235,646,916	2,158,202	-	237,805,118
Total Mutual Funds	595,355	-	-	595,355
Total Long-Term Investments	236,242,271	2,158,202	-	238,400,473
Total Short-Term Investments	-	4,521,813	-	4,521,813
Total Investments	$236,242,271	$6,680,015	$-	$242,922,286
Small Company Value Fund
Equities
Common Stock
Basic Materials	$7,819,048	$-	$-	$7,819,048
Communications	2,563,349	-	-	2,563,349
Consumer, Cyclical	10,300,297	-	-	10,300,297
Consumer, Non-cyclical	9,702,897	-	-	9,702,897
Energy	7,122,253	-	-	7,122,253
Financial	18,833,683	-	-	18,833,683
Industrial	23,836,987	-	-	23,836,987
Technology	4,358,201	-	-	4,358,201
Utilities	3,922,668	-	-	3,922,668
Total Common Stock	88,459,383	-	-	88,459,383
Convertible Preferred Stock
Energy	16,870	-	-	16,870

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Company Value Fund (Continued)
Financial	$-	$621,561	$-	$621,561
Total Convertible Preferred Stock	16,870	621,561	-	638,431
Total Equities	88,476,253	621,561	-	89,097,814
Total Mutual Funds	409,680	298,421	-	708,101
Total Long-Term Investments	88,885,933	919,982	-	89,805,915
Total Short-Term Investments	-	1,878,296	-	1,878,296
Total Investments	$88,885,933	$2,798,278	$-	$91,684,211

The following is the aggregate value by input level as of September 30, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Forward Contracts
Foreign Exchange Risk	$-	$880	$-	$880
Equity Index Fund
Futures Contracts
Equity Risk	45,407	-	-	45,407
NASDAQ-100 Fund
Futures Contracts
Equity Risk	7,781	-	-	7,781
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	87,501	-	87,501
Futures Contracts
Interest Rate Risk	4,788	-	-	4,788
Swap Agreements
Credit Risk	-	184,070	-	184,070
Small Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	7,684	-	7,684
Small Cap Index Fund
Futures Contracts
Equity Risk	13,733	-	-	13,733

Notes to Portfolio of Investments (Unaudited) (Continued)

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Forward Contracts
Foreign Exchange Risk	$-	$(8,622)	$-	$(8,622)
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	-	(47,877)	-	(47,877)
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	(305,361)	-	(305,361)
Swap Agreements
Credit Risk	-	(4,846)	-	(4,846)
Written Options
Interest Rate Risk	(8,642)	-	-	(8,642)
Small Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	(37,984)	-	(37,984)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Asset Allocation Fund	$-	$483,084	$(483,084)	$-
Large Cap Value Fund	$-	$865,711	$(865,711)	$-
Small Company Value Fund	$-	$302,706	$(302,706)	$-

*The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 9/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/10
Asset Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$427,040	$-	$-	$9,875	$-	$89,250	**	$(427,040	)***	$99,125	$9,875

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 9/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/10
Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$424,069	$(2,224)	$-	$(17,970)	$-	$-	$-	$403,875	$(17,970)
PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$-	$-	$-	$2,994	$597,175	$-	$-	$600,169	$2,994
Sovereign Debt Obligations	-	-	-	10,386	126,193	-	-	136,579	10,386
	$-	$-	$-	$13,380	$723,368	$-	$-	$736,748	$13,380

*The Fund(s) recognize transfers between the Levels as of the beginning of the year.

**Transferred from Level 2 to Level 3 as security is deemed to be both a Rule 144A security and illiquid.

***Transferred from Level 3 to Level 2 as securities have transitioned from illiquid to liquid.

The Small Cap Index Fund held a right at Level 3 that expired during the period with a cost and value of $0.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at September 30, 2010, as follows:

Type of Derivative and Objective for Use	Asset Allocation Fund	Equity Index Fund	Mid Cap Value Fund	NASDAQ-100 Fund	PIMCO Total Return Fund	Small Cap Growth Equity Fund	Small Cap Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	X		X		X	X
Directional Exposures to Currencies	X				X
Futures Contracts**
Hedging/Risk Management					X
Duration/Credit Quality Management					X
Substitution for Cash Investment		X		X	X		X

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Asset Allocation Fund	Equity Index Fund	Mid Cap Value Fund	NASDAQ-100 Fund	PIMCO Total Return Fund	Small Cap Growth Equity Fund	Small Cap Index Fund
Credit Default Swaps (Protection Seller)
Hedging/Risk Management					X
Duration/Credit Quality Management					X
Directional Investment					X
Options (Sold)
Hedging/Risk Management					X
Income					X

*Includes any options, futures contracts, forward contracts, and swap agreements, if applicable.

**Includes any options on futures contracts, if applicable.

The Foreign Fund held rights at September 30, 2010 as a result of corporate actions. The Emerging Growth Fund held warrants at September 30, 2010 as a result of corporate actions.

At September 30, 2010, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Asset Allocation Fund
Asset Derivatives
Forward Contracts	$-	$880	$-	$-	$880
Liability Derivatives
Forward Contracts	$-	$(8,622)	$-	$-	$(8,622)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$755,677	$-	$-	$755,677

Emerging Growth Fund
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	-	-	99	99

Equity Index Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$45,407	$45,407
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	30	30

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Foreign Fund
Asset Derivatives
Rights	$-	$-	$-	$139,181	$139,181
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	49,970	49,970

Mid Cap Value Fund
Liability Derivatives
Forward Contracts	$-	$(47,877)	$-	$-	$(47,877)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$8,062,630	$-	$-	$8,062,630

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$7,781	$7,781
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	3	3

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$87,501	$-	$-	$87,501
Futures Contracts	4,788	-	-	-	4,788
Swap Agreements	-	-	184,070	-	184,070
Total Value	$4,788	$87,501	$184,070	$-	$276,359
Liability Derivatives
Forward Contracts	$-	$(305,361)	$-	$-	$(305,361)
Swap Agreements	-	-	(4,846)	-	(4,846)
Written Options	(8,642)	-	-	-	(8,642)
Total Value	$(8,642)	$(305,361)	$(4,846)	$-	$(318,849)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$10,232,703	$-	$-	$10,232,703
Futures Contracts	61	-	-	-	61
Swap Agreements	$-	$-	$2,900,000	$-	$2,900,000
Written Options	1,000,010	-	-	-	1,000,010

Small Cap Growth Equity Fund
Asset Derivatives
Forward Contracts	$-	$7,684	$-	$-	$7,684
Liability Derivatives
Forward Contracts	$-	$(37,984)	$-	$-	$(37,984)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$322,541	$-	$-	$322,541

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total

Small Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$13,733	$13,733
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	9	9

†Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at September 30, 2010.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2010, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Allocation Fund
SELLS
Bank of America N.A.	260,775,000	Colombian Peso	10/19/10	$145,522	$144,642	$880
Bank of America N.A.	364,650,000	Indonesian Rupiah	10/14/10	40,360	40,789	(429)
Bank of America N.A.	2,000,000	Thai Baht	10/26/10	64,851	65,867	(1,016)
				250,733	251,298	(565)

Credit Suisse Securities LLC London	175,000	New Turkish Lira	10/25/10	116,713	120,106	(3,393)

JP Morgan Chase Bank	425,000	Brazilian Real	10/18/10	247,193	249,691	(2,498)

UBS AG	1,800,000	Mexican Peso	10/25/10	141,038	142,324	(1,286)
				$755,677	$763,419	$(7,742)
Mid Cap Value Fund
SELLS
Bank of America N.A.	8,354,416	Canadian Dollar	10/29/10	$8,062,630	$8,110,507	$(47,877)
PIMCO Total Return Fund
BUYS
Barclays Bank PLC	1,420,800	Brazilian Real	10/04/10	$800,000	$837,144	$37,144
Barclays Bank PLC	1,777,900	Brazilian Real	12/02/10	1,019,146	1,035,062	15,916
Barclays Bank PLC	414,000	Canadian Dollar	11/18/10	396,666	401,719	5,053
Barclays Bank PLC	9,046,000	Indian Rupee	11/12/10	200,000	199,913	(87)
Barclays Bank PLC	2,585,940	Mexican Peso	2/22/11	200,000	202,058	2,058
Barclays Bank PLC	8,814,000	Philippine Peso	11/15/10	200,000	199,989	(11)
				2,815,812	2,875,885	60,073

JP Morgan Chase Bank	100,000	Australian Dollar	10/29/10	93,502	96,112	2,610
JP Morgan Chase Bank	357,100	Brazilian Real	10/04/10	200,000	210,405	10,405
JP Morgan Chase Bank	308,000	Canadian Dollar	11/18/10	299,578	298,864	(714)
JP Morgan Chase Bank	310,250	Malaysian Ringgit	2/07/11	100,000	99,677	(323)
JP Morgan Chase Bank	736,590	South African Rand	10/28/10	100,000	104,828	4,828
JP Morgan Chase Bank	728,400	South African Rand	1/28/11	100,000	102,193	2,193
JP Morgan Chase Bank	151,130	Turkish Lira	1/27/11	100,000	102,089	2,089
				993,080	1,014,168	21,088

UBS AG	21,000	Australian Dollar	10/05/10	20,175	20,242	67
				$3,829,067	$3,910,295	$81,228

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (continued)
SELLS
Barclays Bank PLC	1,777,900	Brazilian Real	10/04/10	$1,031,264	$1,047,549	$(16,285)
Barclays Bank PLC	100,000	Canadian Dollar	11/18/10	94,960	97,034	(2,074)
				1,126,224	1,144,583	(18,359)

JP Morgan Chase Bank	1,197,000	Canadian Dollar	11/18/10	1,166,630	1,161,492	5,138
JP Morgan Chase Bank	3,234,000	Euro	11/23/10	4,110,782	4,396,649	(285,867)
				5,277,412	5,558,141	(280,729)
				$6,403,636	$6,702,724	$(299,088)
Small Cap Growth Equity Fund
BUYS
Deutsche Bank AG London	16,000	Australian Dollar	10/05/10	$13,703	$15,422	$1,719

Morgan Stanley & Co., Inc.	13,000	Australian Dollar	10/05/10	11,026	12,531	1,505

Westpac Banking Corp.	48,000	Australian Dollar	10/05/10	41,807	46,267	4,460
				$66,536	$74,220	$7,684
SELLS
Barclays Bank PLC	57,000	Australian Dollar	10/05/10	$50,376	$54,942	$(4,566)

Deutsche Bank AG London	248,000	Australian Dollar	10/05/10	205,629	239,047	(33,418)
				$256,005	$293,989	$(37,984)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there

Notes to Portfolio of Investments (Unaudited) (Continued)

can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See "Options, Rights, and Warrants," below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at September 30, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
30	S&P 500 E Mini Index	12/17/10	$1,705,050	$45,407
NASDAQ-100 Fund
BUYS
3	NASDAQ 100 E Mini Index	12/17/10	$119,730	$7,781
PIMCO Total Return Fund
BUYS
53	90 Day Eurodollar	12/13/10	$13,202,300	$4,638
8	90 Day Eurodollar	3/14/11	1,991,800	150
				$4,788
Small Cap Index Fund
BUYS
9	Russell 2000 Mini Index	12/17/10	$607,050	$13,733

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

A Fund may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest

Notes to Portfolio of Investments (Unaudited) (Continued)

rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

A Fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See "Options, Rights, and Warrants," below, for information regarding the accounting treatment of options.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund*
Credit Default Swaps
1,400,000	USD	6/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.13 (PIMCO Rating: BA+)**	$908	$170,050	$170,958
100,000	USD	12/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	212	12,900	13,112
							1,120	182,950	184,070
1,300,000	USD	12/20/15	Credit Suisse Securities LLC	Sell***	1.000%	CDX.NA.IG.15 (PIMCO Rating: BAA+)**	450	(4,950)	(4,500)
100,000	USD	12/20/15	Goldman Sachs & Co.	Sell***	1.000%	CDX.NA.IG.15 (PIMCO Rating: BAA+)**	126	(472)	(346)
							$1,696	$177,528	$179,224

USDU.S. Dollar

*Collateral for swap agreements paid to Barclays Bank PLC amounted to $260,000 at September 30, 2010.

**Rating is provided by Pacific Investment Management Company LLC and represents a weighted average rating of all securities included in the underlying index for the credit default swap. The source of the ratings for the underlying securities are Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings.  All ratings are as of the report date and do not reflect subsequent changes.

***For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC 's rating category.  The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end.  Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by

Notes to Portfolio of Investments (Unaudited) (Continued)

entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at September 30, 2010:

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$5,000	11/26/10	U.S. Treasury Notes 5 Year Future Put, Strike 119.00	$2,757	$859
2,000	11/26/10	U.S. Treasury Notes 5 Year Future Call, Strike 121.00	1,026	1,266
3,000	11/26/10	U.S. Treasury Notes 5 Year Future Call, Strike 121.50	745	1,242
1,000,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00*	6,325	5,275
			$10,853	$8,642

*OTC traded option counterparty Credit Suisse International.

Transactions in written option contracts during the period ended September 30, 2010, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2009	-	$-
Options written	1,000,011	11,038
Options terminated in closing purchase transactions	(1)	(185)
Options outstanding at September 30, 2010	1,000,010	$10,853

The Fund(s) had rights and warrants as shown in the Portfolio(s) of Investments at September 30, 2010.

The Fund(s) had no purchased options at September 30, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a

Notes to Portfolio of Investments (Unaudited) (Continued)

when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at September 30, 2010.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Asset Allocation Fund and PIMCO Total Return Fund had dollar roll transactions at September 30, 2010, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflationadjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Notes to Portfolio of Investments (Unaudited) (Continued)

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The PIMCO Total Return Fund held inflation-indexed bonds at September 30, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at September 30, 2010.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on sales of investments. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense

Notes to Portfolio of Investments (Unaudited) (Continued)

items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$46,556,261	$6,861,818	$-	$6,861,818
American Funds Core Allocation Fund	244,139,679	47,875,037	-	47,875,037
American Funds Growth Fund	24,076,697	6,386,568	-	6,386,568
American Funds International Fund	21,828,449	5,601,089	-	5,601,089
Asset Allocation Fund	124,862,606	15,369,142	(2,842,165)	12,526,977
Balanced Allocation Fund	286,262,048	35,435,619	(15)	35,435,604
Blue Chip Growth Fund	252,182,488	56,388,446	(2,291,088)	54,097,358
Concentrated Growth Fund	78,972,666	14,784,772	(2,126,928)	12,657,844
Conservative Allocation Fund	265,018,641	23,228,111	(25,454)	23,202,657
Emerging Growth Fund	10,504,350	1,656,201	(438,357)	1,217,844
Equity Income Fund	528,976,018	48,156,760	(41,286,274)	6,870,486
Equity Index Fund	268,830,715	68,036,356	(50,660,452)	17,375,904
Foreign Fund	352,143,657	28,877,647	(51,351,273)	(22,473,626)
Fundamental Value Fund	92,064,740	2,076,533	(1,591,415)	485,118
Global Fund	77,800,088	18,059,448	(1,644,316)	16,415,132
Growth Allocation Fund	1,008,613,958	162,920,165	(49)	162,920,116
Growth & Income Fund	136,584,297	12,785,644	(1,363,215)	11,422,429
Income & Growth Fund	67,747,597	5,644,742	(990,756)	4,653,986
Large Cap Growth Fund	139,242,112	12,352,770	(3,255,453)	9,097,317
Large Cap Value Fund	195,088,703	32,644,850	(10,872,232)	21,772,618
Mid Cap Growth Fund	258,727,994	65,219,416	(8,969,810)	56,249,606
Mid Cap Value Fund	373,543,416	27,415,893	(8,621,130)	18,794,763
Moderate Allocation Fund	789,648,832	107,480,491	(41)	107,480,450
NASDAQ-100 Fund	8,329,763	3,205,561	(746,814)	2,458,747
PIMCO Total Return Fund	95,940,209	939,218	(69,532)	869,686
Small Cap Growth Equity Fund	213,574,837	39,914,891	(10,567,442)	29,347,449
Small Cap Index Fund	46,318,775	4,955,746	(10,425,023)	(5,469,277)
Small Company Value Fund	76,130,614	18,280,344	(2,726,747)	15,553,597
Small/Mid Cap Value Fund	165,972,122	25,473,908	(9,341,789)	16,132,119

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of affiliated issuers during the period ended September 30, 2010, was as follows:

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	364,545	342,971	83,756	623,760	$6,293,742	$5,392	$-	$(17,018)
MML Concentrated Growth Fund, Class I	322,662	69,645	147,297	245,010	1,599,918	6,074	-	(431,110)
MML Equity Fund, Initial Class	219,709	50,055	56,829	212,935	3,703,966	68,467	-	(276,670)
MML Equity Income Fund, Initial Class	523,006	340,284	132,517	730,773	6,211,567	108,064	-	(211,850)
MML Foreign Fund, Initial Class	160,993	119,942	19,365	261,570	2,283,506	35,989	-	21,784
MML Fundamental Value Fund, Class II	-	282,384	3,188	279,196	2,800,341	-	-	759
MML Global Fund, Class I	262,400	48,633	30,058	280,975	2,171,940	12,920	-	43,949
MML High Yield Fund, Class II	-	41,656	3,304	38,352	391,955	4,216	-	1,599
MML Income & Growth Fund, Initial Class	751,028	19,763	770,791	-	-	-	-	760,060
MML Inflation-Protected and Income Fund, Initial Class	93,347	50,024	49,047	94,324	1,031,905	13,755	-	34,857
MML Large Cap Growth Fund, Initial Class	-	349,898	2,031	347,867	3,252,552	2,966	-	(1,155)
MML Managed Bond Fund, Initial Class	192,054	61,136	138,409	114,781	1,514,987	46,819	13,672	95,930
MML Mid Cap Growth Fund, Initial Class	360,350	49,653	39,100	370,903	3,987,206	-	-	(549)
MML Mid Cap Value Fund, Initial Class	341,400	52,272	36,592	357,080	3,356,556	50,011	-	13,597
MML PIMCO Total Return Fund, Class II	-	38,789	594	38,195	388,439	-	-	5
MML Short-Duration Bond Fund, Class II	-	126,327	3,873	122,454	1,257,598	5,179	-	447
MML Small Cap Equity Fund, Initial Class	192,747	26,578	153,803	65,522	536,304	1,076	-	398,045
MML Small Cap Growth Equity Fund, Initial Class	169,888	27,740	58,632	138,996	2,183,702	-	-	33,273
MML Small Company Value Fund, Class II	184,956	21,877	43,054	163,779	2,684,336	-	7,003	200,972
Oppenheimer Capital Appreciation Fund, Non-Service Shares	82,052	32,048	70,208	43,892	1,600,290	5,214	-	555,962
Oppenheimer Global Securities Fund, Non-Service Shares	55,388	8,895	6,350	57,933	1,611,126	21,106	-	48,081
Oppenheimer International Growth Fund, Non-Service Shares	2,031,270	430,715	221,997	2,239,988	3,897,578	41,940	-	7,064
Oppenheimer Strategic Bond Fund, Non-Service Shares	276,105	44,556	201,356	119,305	658,565	128,403	-	59,074
					$53,418,079	$557,591	$20,675	$1,337,106
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,209,335	1,081,403	53,754	2,236,984	$22,571,169	$17,320	$-	$181,456
MML Concentrated Growth Fund, Class I	936,488	96,178	356,229	676,437	4,417,131	18,805	-	295,770
MML Equity Fund, Initial Class	797,742	169,173	220,610	746,305	12,981,872	231,944	-	831,273
MML Equity Income Fund, Initial Class	2,025,761	1,058,631	95,334	2,989,058	25,406,993	389,968	-	106,136
MML Foreign Fund, Initial Class	311,525	499,630	23,270	787,885	6,878,238	106,606	-	28,177
MML Fundamental Value Fund, Class II	-	1,074,600	13,489	1,061,111	10,642,948	-	-	176
MML Global Fund, Class I	761,738	136,018	52,614	845,142	6,532,944	38,185	-	81,712
MML High Yield Fund, Class II	-	811,237	4,754	806,483	8,242,255	82,592	-	1,727
MML Income & Growth Fund, Initial Class	2,544,618	41,801	2,586,419	-	-	-	-	3,004,704
MML Inflation-Protected and Income Fund, Initial Class	2,166,049	197,711	906,307	1,457,453	15,944,532	408,347	-	1,111,804
MML Large Cap Growth Fund, Initial Class	-	1,051,281	8,218	1,043,063	9,752,642	8,735	-	(5,961)
MML Managed Bond Fund, Initial Class	6,671,754	1,197,912	2,353,535	5,516,131	72,806,873	1,621,784	430,322	1,862,265
MML Mid Cap Growth Fund, Initial Class	897,696	113,123	58,759	952,060	10,234,644	-	-	(8,131)
MML Mid Cap Value Fund, Initial Class	991,321	140,739	64,310	1,067,750	10,036,850	147,038	-	6,864
MML Money Market Fund, Initial Class	50,667	17	-	50,684	50,636	17	-	-
MML PIMCO Total Return Fund, Class II	-	1,467,419	16,886	1,450,533	14,751,918	-	-	876
MML Short-Duration Bond Fund, Class II	-	2,684,897	86,451	2,598,446	26,686,044	108,322	-	14,904

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund (Continued)
MML Small Cap Equity Fund, Initial Class	1,121,137	132,665	851,611	402,191	$3,291,987	$6,744	$-	$2,117,208
MML Small Cap Growth Equity Fund, Initial Class	395,255	98,268	68,487	425,036	6,677,555	-	-	274,980
MML Small Company Value Fund, Class II	538,107	46,032	182,313	401,826	6,585,933	-	17,170	897,301
Oppenheimer Capital Appreciation Fund, Non-Service Shares	238,296	89,073	139,172	188,197	6,861,652	15,382	-	1,388,716
Oppenheimer Global Securities Fund, Non-Service Shares	321,620	50,738	19,258	353,100	9,819,697	124,415	-	109,677
Oppenheimer International Growth Fund, Non-Service Shares	5,055,280	1,216,458	296,449	5,975,289	10,397,003	105,991	-	166,570
Oppenheimer Strategic Bond Fund, Non-Service Shares	6,406,610	1,065,635	3,826,206	3,646,039	20,126,136	3,029,518	-	1,717,771
					$321,697,652	$6,461,713	$447,492	$14,185,975
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	731,733	923,653	58,582	1,596,804	$16,111,752	$12,582	$-	$225,602
MML Concentrated Growth Fund, Class I	755,187	140,188	405,935	489,440	3,196,042	14,343	-	453,433
MML Equity Fund, Initial Class	515,200	168,929	198,439	485,690	8,448,509	155,814	-	831,341
MML Equity Income Fund, Initial Class	1,363,103	1,040,905	81,190	2,322,818	19,743,953	302,983	-	185,233
MML Foreign Fund, Initial Class	251,327	458,740	21,859	688,208	6,008,055	93,165	-	27,395
MML Fundamental Value Fund, Class II	-	716,414	7,422	708,992	7,111,189	-	-	2,696
MML Global Fund, Class I	614,680	203,665	44,731	773,614	5,980,034	35,000	-	72,407
MML High Yield Fund, Class II	-	864,288	19,685	844,603	8,631,847	82,707	-	11,093
MML Income & Growth Fund, Initial Class	1,760,353	79,925	1,840,278	-	-	-	-	2,158,655
MML Inflation-Protected and Income Fund, Initial Class	2,183,672	325,426	948,724	1,560,374	17,070,494	420,821	-	1,115,861
MML Large Cap Growth Fund, Initial Class	-	806,592	29,195	777,397	7,268,659	6,701	-	(6,662)
MML Managed Bond Fund, Initial Class	6,277,928	1,956,608	2,190,417	6,044,119	79,775,735	1,590,702	407,153	1,861,341
MML Mid Cap Growth Fund, Initial Class	483,092	121,371	37,230	567,233	6,097,753	-	-	148,388
MML Mid Cap Value Fund, Initial Class	800,250	214,025	61,122	953,153	8,959,642	131,380	-	81,137
MML Money Market Fund, Initial Class	67,136	22	-	67,158	67,094	22	-	-
MML PIMCO Total Return Fund, Class II	-	1,741,316	11,933	1,729,383	17,587,830	-	-	309
MML Short-Duration Bond Fund, Class II	-	2,637,536	54,221	2,583,315	26,530,642	98,136	-	7,695
MML Small Cap Equity Fund, Initial Class	603,478	100,713	359,030	345,161	2,825,194	6,422	-	1,257,154
MML Small Cap Growth Equity Fund, Initial Class	319,099	63,276	200,560	181,815	2,856,419	-	-	886,885
MML Small Company Value Fund, Class II	289,773	103,679	49,046	344,406	5,644,808	-	12,434	207,120
Oppenheimer Capital Appreciation Fund, Non-Service Shares	128,193	76,389	96,556	108,026	3,938,614	8,364	-	608,997
Oppenheimer Global Securities Fund, Non-Service Shares	173,029	50,509	12,579	210,959	5,866,770	67,440	-	102,387
Oppenheimer International Growth Fund, Non-Service Shares	2,719,930	1,363,500	186,693	3,896,737	6,780,323	57,457	-	103,069
Oppenheimer Strategic Bond Fund, Non-Service Shares	6,456,684	1,514,932	4,036,844	3,934,772	21,719,940	3,056,732	-	2,682,845
					$288,221,298	$6,140,771	$419,587	$13,024,381
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,587,287	5,389,386	46,190	11,930,483	$120,378,577	$93,440	$-	$77,268
MML Concentrated Growth Fund, Class I	5,101,520	600,477	1,174,816	4,527,181	29,562,493	125,528	-	(2,295,949)
MML Equity Fund, Initial Class	4,053,802	561,653	435,258	4,180,197	72,713,919	1,491,041	-	(1,217,149)
MML Equity Income Fund, Initial Class	9,803,903	4,905,920	80,737	14,629,086	124,347,230	1,931,411	-	(86,932)
MML Foreign Fund, Initial Class	2,262,522	2,006,973	44,794	4,224,701	36,881,639	581,337	-	31,687
MML Fundamental Value Fund, Class II	-	4,520,597	25,073	4,495,524	45,090,109	-	-	2,222
MML Global Fund, Class I	4,149,203	509,748	82,259	4,576,692	35,377,830	210,478	-	99,711

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML High Yield Fund, Class II	-	2,041,792	69,188	1,972,604	$20,160,009	$215,146	$-	$30,927
MML Income & Growth Fund, Initial Class	13,197,032	244,314	13,441,346	-	-	-	-	14,020,659
MML Inflation-Protected and Income Fund, Initial Class	3,934,339	379,570	1,191,176	3,122,733	34,162,704	751,932	-	1,860,630
MML Large Cap Growth Fund, Initial Class	-	5,964,086	17,796	5,946,290	55,597,812	50,701	-	(12,542)
MML Managed Bond Fund, Initial Class	12,907,605	2,234,196	6,239,944	8,901,857	117,494,748	4,015,402	873,383	4,803,996
MML Mid Cap Growth Fund, Initial Class	5,429,783	473,629	99,836	5,803,576	62,388,438	-	-	9,325
MML Mid Cap Value Fund, Initial Class	5,999,531	620,983	109,299	6,511,215	61,205,420	912,085	-	31,340
MML Money Market Fund, Initial Class	158,820	53	-	158,873	158,722	53	-	-
MML PIMCO Total Return Fund, Class II	-	2,101,216	8,597	2,092,619	21,281,931	-	-	486
MML Short-Duration Bond Fund, Class II	-	6,411,274	83,923	6,327,351	64,981,896	270,156	-	10,977
MML Small Cap Equity Fund, Initial Class	4,067,372	195,379	2,804,395	1,458,356	11,936,850	30,755	-	7,552,175
MML Small Cap Growth Equity Fund, Initial Class	2,868,054	385,708	949,506	2,304,256	36,201,188	-	-	1,667,623
MML Small Company Value Fund, Class II	3,253,184	263,948	620,884	2,896,248	47,469,505	128,243	128,243	3,253,981
Oppenheimer Capital Appreciation Fund, Non-Service Shares	1,441,894	444,604	907,350	979,148	35,699,743	93,850	-	8,523,417
Oppenheimer Global Securities Fund, Non-Service Shares	1,167,811	124,434	23,147	1,269,098	35,293,609	455,711	-	193,801
Oppenheimer International Growth Fund, Non-Service Shares	36,709,196	4,866,973	589,843	40,986,326	71,316,207	776,495	-	205,250
Oppenheimer Strategic Bond Fund, Non-Service Shares	9,698,680	1,322,061	5,253,804	5,766,937	31,833,495	4,668,930	-	2,351,074
					$1,171,534,074	$16,802,694	$1,001,626	$41,113,977
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	3,928,425	3,647,711	20,719	7,555,417	$76,234,159	$59,180	$-	$60,486
MML Concentrated Growth Fund, Class I	3,650,862	474,718	1,539,064	2,586,516	16,889,949	84,710	-	(364,191)
MML Equity Fund, Initial Class	2,486,549	533,481	11,563	3,008,467	52,331,836	969,493	-	(32,366)
MML Equity Income Fund, Initial Class	6,138,315	3,435,196	28,866	9,544,645	81,129,484	1,249,478	-	(33,609)
MML Foreign Fund, Initial Class	1,619,241	1,695,328	11,622	3,302,947	28,834,723	449,125	-	11,302
MML Fundamental Value Fund, Class II	-	2,623,079	8,643	2,614,436	26,222,798	-	-	228
MML Global Fund, Class I	1,979,604	444,437	15,674	2,408,367	18,616,677	108,917	-	19,580
MML High Yield Fund, Class II	-	2,002,118	49,867	1,952,251	19,952,009	204,085	-	25,381
MML Income & Growth Fund, Initial Class	6,610,952	136,835	6,747,787	-	-	-	-	7,941,700
MML Inflation-Protected and Income Fund, Initial Class	4,224,035	493,312	1,507,734	3,209,613	35,113,168	829,686	-	2,155,569
MML Large Cap Growth Fund, Initial Class	-	3,591,583	5,531	3,586,052	33,529,582	30,227	-	(4,535)
MML Managed Bond Fund, Initial Class	14,449,442	3,050,784	5,181,447	12,318,779	162,594,365	3,652,529	967,622	4,155,703
MML Mid Cap Growth Fund, Initial Class	3,109,018	451,450	23,283	3,537,185	38,024,744	-	-	(10,422)
MML Mid Cap Value Fund, Initial Class	2,575,847	417,742	19,015	2,974,574	27,960,997	411,619	-	4,922
MML Money Market Fund, Initial Class	137,355	46	-	137,401	137,270	45	-	-
MML PIMCO Total Return Fund, Class II	-	3,053,949	3,133	3,050,816	31,026,802	-	-	125
MML Short-Duration Bond Fund, Class II	-	6,307,599	28,317	6,279,282	64,488,224	256,999	-	3,648
MML Small Cap Equity Fund, Initial Class	2,911,569	283,999	2,075,179	1,120,389	9,170,538	21,217	-	4,407,238
MML Small Cap Growth Equity Fund, Initial Class	1,539,832	294,507	652,783	1,181,556	18,562,927	-	-	1,902,139
MML Small Company Value Fund, Class II	1,862,799	225,305	414,953	1,673,151	27,422,943	-	71,188	2,234,507
Oppenheimer Capital Appreciation Fund, Non-Service Shares	825,521	275,806	534,509	566,818	20,666,174	54,085	-	5,006,727
Oppenheimer Global Securities Fund, Non-Service Shares	835,722	145,345	4,810	976,257	27,149,714	328,467	-	31,022
Oppenheimer International Growth Fund, Non-Service Shares	17,512,056	4,799,150	99,138	22,212,068	38,648,999	373,184	-	41,875

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
Oppenheimer Strategic Bond Fund, Non-Service Shares	12,496,195	2,196,441	7,007,636	7,685,000	$42,421,200	$6,060,590	$-	$1,744,260
					$897,129,282	$15,143,636	$1,038,810	$29,301,289

5. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	11/19/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	11/19/10

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	11/19/10